UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

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ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2022

i

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2022

There was no place to hide in 2022. Domestic equities, international equities, and the broad bond market, as measured by the Bloomberg Aggregate Bond Index, were all down double digits in 2022. The only slightly bright spot was domestic large cap value, however that category was still ultimately down for the year.

While equity and bond performance was negative and challenging, this was nothing compared to performance for “innovation” stocks (predominantly technology stocks) and other categories considered more risky or volatile, such as cannabis and cryptocurrency.

This was a year of cleaning up supply chains and paying the price for all the U.S. Government stimulus issued in 2020 and 2021. Inflation has been continuously growing in many categories, which caused the Federal Reserve to take aggressive action by increasing interest rates and continuing to reduce its balance sheet.

We expect the Federal Reserve to continue to aggressively fight inflation. Throughout 2022, the Federal Reserve has openly communicated its plans to the public. This transparency can be helpful for financial advisors and investors to understand how best to position their investment portfolios.

Looking forward, higher interest rates will take a toll on both valuations and the amount of speculative capital that will enter the market. We expect companies with strong cash flows to thrive in a higher interest rate environment. Additionally, we anticipate seeing fewer startups and IPOs and would not be surprised if mergers and acquisitions heat up as firms look for partners to ensure financial stability and growth. With a potential recession looming ahead (if we are not already in one), we believe investors will be less interested in broad market investing and more focused on risk management and hedging.

At AdvisorShares, we understand that our success is driven by the trust of our investors, and we appreciate your support. We will continue to seek to improve our existing ETF offerings by bringing more innovative strategies and managers to our ETF line-up. As we begin the second half of our fiscal year, our commitment to our shareholders remains paramount. We wish you nothing but health, happiness, and prosperity as we move forward.

Sincerest regards,
Noah Hamman
CEO, AdvisorShares Investments

For more information on AdvisorShares ETFs, including performance and holdings, please visit www.advisorshares.com.

Investing involves risk including possible loss of principal. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. The prices of equity securities rise and fall daily. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in emerging or offshore markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments.

There is no guarantee the Advisor’s investment strategy will be successful. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole. For a list of the asset class specific risks please see the prospectus.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2022

The views in this report were those of the Fund’s CEO as of December 31, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur transaction costs and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2022 and held for the period ended December 31, 2022, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8 6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Alpha DNA Equity Sentiment ETF
Actual	$1,000.00	$1,086.20	1.03%	$5.42	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.01	1.03%	$5.24
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$1,004.40	1.10%	$5.56	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Actual	$1,000.00	$935.80	0.99%	$4.83	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Dorsey Wright FSM All Cap World ETF(3)
Actual	$1,000.00	$1,028.60	0.99%	$5.06	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Dorsey Wright FSM US Core ETF(3)
Actual	$1,000.00	$1,046.80	0.99%	$5.11	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Dorsey Wright Micro Cap ETF
Actual	$1,000.00	$1,091.40	1.25%	$6.59	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$949.90	1.14%	$5.60	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.46	1.14%	$5.80
AdvisorShares Drone Technology ETF
Actual	$1,000.00	$939.00	0.99%	$4.84	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,126.00	0.84%	$4.50	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.97	0.84%	$4.28
AdvisorShares Gerber Kawasaki ETF
Actual	$1,000.00	$926.90	0.75%	$3.64	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Hotel ETF
Actual	$1,000.00	$1,166.20	0.99%	$5.41	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Insider Advantage ETF
Actual	$1,000.00	$1,014.00	0.90%	$4.57	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Let Bob AI Powered Momentum ETF
Actual	$1,000.00	$979.90	0.99%	$4.94	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Managed Bitcoin Strategy ETF(3)
Actual	$1,000.00	$1,054.30	1.49%	$7.72	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.69	1.49%	$7.58

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares MSOS 2x Daily ETF
Actual	$1,000.00	$239.70	0.95%	$2.08	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,014.31	0.95%	$3.38
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$992.60	0.75%	$3.77	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares North Square McKee Core Reserves ETF
Actual	$1,000.00	$1,010.60	0.35%	$1.77	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares Poseidon Dynamic Cannabis ETF
Actual	$1,000.00	$625.10	0.99%	$4.06	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Psychedelics ETF
Actual	$1,000.00	$742.20	0.99%	$4.35	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Pure Cannabis ETF
Actual	$1,000.00	$687.30	0.52%	$2.21	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.58	0.52%	$2.65
AdvisorShares Pure US Cannabis ETF
Actual	$1,000.00	$683.20	0.74%	$3.14	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.48	0.74%	$3.77
AdvisorShares Q Dynamic Growth ETF(3)
Actual	$1,000.00	$961.80	1.26%	$6.23	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.26%	$6.41
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$903.90	1.68%	$8.06	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.74	1.68%	$8.54
AdvisorShares Restaurant ETF
Actual	$1,000.00	$1,098.10	0.99%	$5.24	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2022	Ending Account Value 12/31/2022	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares STAR Global Buy-Write ETF(3)
Actual	$1,000.00	$1,006.60	1.84%	$9.31	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.93	1.84%	$9.35
AdvisorShares Vice ETF
Actual	$1,000.00	$1,069.20	0.99%	$5.16	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(1)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
(2)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 130/365 (to reflect commencement of operations of August 24, 2022).
(3)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the funds in which the Fund is invested in. These ratios do not include these indirect fees and expenses.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.7%

Airlines — 4.0%
American Airlines Group, Inc.*	35,495	$451,497
Delta Air Lines, Inc.*	13,798	453,402
Southwest Airlines Co.*	13,133	442,188
United Airlines Holdings, Inc.*	11,616	437,923
Total Airlines		1,785,010

Auto Manufacturers — 1.9%
PACCAR, Inc.	4,438	439,229
Wabash National Corp.	19,017	429,784
Total Auto Manufacturers		869,013

Banks — 22.1%
Associated Banc-Corp.	19,507	450,417
Bank of New York Mellon Corp. (The)	9,961	453,425
Bank OZK	11,118	445,387
Banner Corp.	6,999	442,337
BOK Financial Corp.	4,291	445,363
Cullen/Frost Bankers, Inc.	3,391	453,377
First Financial Bancorp	18,303	443,482
Hancock Whitney Corp.	9,233	446,785
Heritage Financial Corp.	14,508	444,525
Huntington Bancshares, Inc.	31,329	441,739
JPMorgan Chase & Co.	3,384	453,794
Lakeland Financial Corp.	6,108	445,701
OFG Bancorp (Puerto Rico)	16,512	455,071
Old National Bancorp	25,250	453,995
Pinnacle Financial Partners, Inc.	6,065	445,171
Preferred Bank/Los Angeles CA	5,912	441,153
Regions Financial Corp.	20,942	451,509
Stock Yards Bancorp, Inc.	6,944	451,221
Trustmark Corp.	12,951	452,119
Veritex Holdings, Inc.	15,679	440,266
Westamerica Bancorp	7,575	447,001
Wintrust Financial Corp.	5,348	452,013
Total Banks		9,855,851

Biotechnology — 4.1%
Fate Therapeutics, Inc.*	44,175	445,726
Gilead Sciences, Inc.	5,243	450,112
Intra-Cellular Therapies, Inc.*	9,082	480,619
Vertex Pharmaceuticals, Inc.*	1,553	448,475
Total Biotechnology		1,824,932

Building Materials — 1.0%
Johnson Controls International PLC	6,938	444,032
Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — 3.0%
Cross Country Healthcare, Inc.*	16,621	$441,620
Paylocity Holding Corp.*	2,357	457,871
United Rentals, Inc.*	1,242	441,431
Total Commercial Services		1,340,922

Computers — 3.0%
Fortinet, Inc.*	9,038	441,868
Hewlett Packard Enterprise Co.	28,050	447,678
Zscaler, Inc.*	4,144	463,713
Total Computers		1,353,259

Distribution/Wholesale — 3.0%
MRC Global, Inc.*	38,140	441,661
Titan Machinery, Inc.*	11,093	440,725
WW Grainger, Inc.	791	439,994
Total Distribution/Wholesale		1,322,380

Diversified Financial Services — 3.0%
Cboe Global Markets, Inc.	3,543	444,540
Discover Financial Services	4,607	450,703
Synchrony Financial	13,691	449,886
Total Diversified Financial Services		1,345,129

Electrical Components & Equipment — 1.0%
AMETEK, Inc.	3,182	444,589

Electronics — 3.0%
Advanced Energy Industries, Inc.	5,323	456,607
Hubbell, Inc.	1,888	443,076
nVent Electric PLC	11,596	446,098
Total Electronics		1,345,781

Energy — Alternate Sources — 1.0%
Enphase Energy, Inc.*	1,600	423,936

Food — 2.0%
Chefs’ Warehouse, Inc. (The)*	13,037	433,872
Performance Food Group Co.*	7,503	438,100
Total Food		871,972

Healthcare — Products — 1.0%
Lantheus Holdings, Inc.*	9,051	461,239

Home Builders — 1.0%
Installed Building Products, Inc.	5,137	439,727

Investment Companies — 3.0%
Ares Capital Corp.(a)	23,895	441,341

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Investment Companies (continued)
Main Street Capital Corp.(a)	12,143	$448,684
Sixth Street Specialty Lending, Inc.	25,174	448,097
Total Investment Companies		1,338,122

Lodging — 1.0%
Hyatt Hotels Corp., Class A*	4,937	446,552

Machinery — Construction & Mining — 1.0%
Caterpillar, Inc.	1,833	439,114

Miscellaneous Manufacturing — 1.0%
Parker-Hannifin Corp.	1,521	442,611

Oil & Gas — 3.0%
Helmerich & Payne, Inc.	9,119	452,029
Nabors Industries Ltd.*	2,874	445,096
Patterson-UTI Energy, Inc.	26,482	445,957
Total Oil & Gas		1,343,082

Oil & Gas Services — 3.0%
NOW, Inc.*	34,585	439,230
RPC, Inc.	50,572	449,585
Schlumberger NV	8,322	444,894
Total Oil & Gas Services		1,333,709

Packaging & Containers — 1.0%
O-I Glass, Inc.*	26,294	435,692

Pharmaceuticals — 1.0%
Neurocrine Biosciences, Inc.*	3,748	447,661

Retail — 6.0%
AutoZone, Inc.*	181	446,379
Five Below, Inc.*	2,494	441,114
Hibbett, Inc.	6,606	450,661
Texas Roadhouse, Inc.	4,777	434,468
Tractor Supply Co.	2,001	450,165
Ulta Beauty, Inc.*	962	451,245
Total Retail		2,674,032

Savings & Loans — 1.0%
Northwest Bancshares, Inc.	31,426	439,335

Semiconductors — 4.0%
Applied Materials, Inc.	4,642	452,038
Lam Research Corp.	1,093	459,388
Microchip Technology, Inc.	6,334	444,964
Rambus, Inc.*	12,359	442,699
Total Semiconductors		1,799,089
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 12.6%
Alteryx, Inc., Class A*	9,339	$473,207
Bill.Com Holdings, Inc.*	4,369	476,046
Confluent, Inc., Class A*	20,896	464,727
Everbridge, Inc.*	16,198	479,137
HashiCorp, Inc., Class A*(a)	17,038	465,819
Monday.com Ltd.*	3,975	484,950
Nutanix, Inc., Class A*	17,653	459,861
Procore Technologies, Inc.*	9,535	449,861
Qualtrics International, Inc., Class A*	44,775	464,764
Roper Technologies, Inc.	1,029	444,621
Samsara, Inc., Class A*	37,913	471,258
Splunk, Inc.*	5,296	455,933
Total Software		5,590,184

Telecommunications — 2.0%
Arista Networks, Inc.*	3,743	454,213
Calix, Inc.*	6,661	455,812
Total Telecommunications		910,025

Transportation — 2.0%
International Seaways, Inc.(a)	11,785	436,281
Tsakos Energy Navigation Ltd. (Greece)	25,806	436,895
Total Transportation		873,176

Venture Capital — 1.0%
Hercules Capital, Inc.	33,679	445,236
Total Common Stocks
(Cost $43,000,743)		43,085,392

MONEY MARKET FUNDS — 0.8%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 4.19%(b)	519	519
Fidelity Investments Money Market Government Portfolio — Class I, 3.81%(b)	364,974	364,974
Total Money Market Funds
(Cost $365,493)		365,493

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED PUT OPTIONS — 2.5%
Shares Russell 2000 ETF, expiring 03/31/23, Strike Price $165.00*	$26,730,000	1,620	$771,930
SPDR S&P 500 ETF Trust, expiring 03/17/23, Strike Price $365.00*	15,293,500	419	346,304
Total Purchased Put Options
(Cost $1,223,867)			1,118,234

REPURCHASE AGREEMENTS — 2.9%(c)
BofA Securities, Inc., dated 01/03/23, due 12/30/22, 4.30%, total to be received $299,741, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $305,590)		$299,598	299,598
Citigroup Global Markets, Inc., dated 01/03/23, due 12/30/22, 4.30%, total to be received $299,741, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 8/28/23-12/1/52, totaling $305,590)		299,598	299,598
Daiwa Capital Markets America, dated 01/03/23, due 12/30/22, 4.26%, total to be received $68,026, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 1/3/23-11/15/43, totaling $69,354)		67,994	67,994
Deutsche Bank Securities, Inc., dated 01/03/23, due 12/30/22, 4.29%, total to be received $299,741, (collateralized by various U.S. Government Agency Obligations, 1.50%-7.50%, 2/1/24-1/1/57, totaling $305,590)		299,598	299,598

	Contracts	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 01/03/23, due 12/30/22, 4.30%, total to be received $299,741, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $305,590)	$299,598	$299,598
Total Repurchase Agreements
(Cost $1,266,386)		1,266,386

Total Investments — 102.9%
(Cost $45,856,489)		45,835,505
Liabilities in Excess of Other Assets — (2.9%)		(1,299,546)
Net Assets — 100.0%		$44,535,959

ETF — Exchange Traded Fund

PLC — Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,624,042; the aggregate market value of the collateral held by the fund is $1,673,415. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $407,029.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,085,392	$-	$-	$43,085,392
Money Market Funds	365,493	-	-	365,493
Purchased Put Options	1,118,234	-	-	1,118,234
Repurchase Agreements	-	1,266,386	-	1,266,386
Total	$44,569,119	$1,266,386	$-	$45,835,505

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	4.0%
Auto Manufacturers	1.9
Banks	22.1
Biotechnology	4.1
Building Materials	1.0
Commercial Services	3.0
Computers	3.0
Distribution/Wholesale	3.0
Diversified Financial Services	3.0
Electrical Components & Equipment	1.0
Electronics	3.0
Energy — Alternate Sources	1.0
Food	2.0
Healthcare — Products	1.0
Home Builders	1.0
Investment Companies	3.0
Lodging	1.0
Machinery — Construction & Mining	1.0
Miscellaneous Manufacturing	1.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Oil & Gas	3.0%
Oil & Gas Services	3.0
Packaging & Containers	1.0
Pharmaceuticals	1.0
Purchased Put Option	2.5
Retail	6.0
Savings & Loans	1.0
Semiconductors	4.0
Software	12.6
Telecommunications	2.0
Transportation	2.0
Venture Capital	1.0
Money Market Funds	0.8
Repurchase Agreements	2.9
Total Investments	102.9
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%

Aerospace/Defense — 2.4%
BAE Systems PLC (United Kingdom)(a)(b)	18,925	$797,594

Agriculture — 2.7%
British American Tobacco PLC (United Kingdom)(b)	22,507	899,830

Airlines — 2.3%
Copa Holdings SA, Class A (Panama)*	9,255	769,738

Auto Manufacturers — 3.5%
Tata Motors Ltd. (India)*(b)	50,713	1,171,977

Banks — 22.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	132,678	797,395
Credicorp Ltd. (Peru)	6,632	899,697
HDFC Bank Ltd. (India)(b)	11,360	777,138
ICICI Bank Ltd. (India)(b)	63,851	1,397,699
ING Groep NV (Netherlands)(b)	59,654	725,989
Itau Unibanco Holding SA (Brazil)(b)	179,885	847,258
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	153,891	1,026,453
UBS Group AG (Switzerland)(a)	54,333	1,014,397
Total Banks		7,486,026

Beverages — 7.6%
Coca-Cola Femsa SAB de CV (Mexico)(b)	11,547	783,810
Diageo PLC (United Kingdom)(a)(b)	5,996	1,068,427
Fomento Economico Mexicano SAB de CV (Mexico)(b)	9,170	716,361
Total Beverages		2,568,598

Biotechnology — 5.4%
Argenx SE (Netherlands)*(b)	1,992	754,630
Genmab A/S (Denmark)*(b)	25,185	1,067,340
Total Biotechnology		1,821,970

Chemicals — 2.0%
Sociedad Quimica y Minera de Chile SA (Chile)(b)	8,322	664,429

Commercial Services — 2.6%
RELX PLC (United Kingdom)(b)	31,555	874,705
Investments	Shares	Value
COMMON STOCKS (continued)

Electric — 4.6%
Centrais Eletricas Brasileiras SA (Brazil)(b)	99,872	$791,985
Cia Paranaense de Energia (Brazil)(b)	104,595	752,038
Total Electric		1,544,023

Electrical Components & Equipment — 2.9%
ABB Ltd. (Switzerland)(b)	32,053	976,334

Insurance — 2.7%
Aegon NV (Netherlands)(a) (c)	179,957	906,983

Internet — 4.7%
MakeMyTrip Ltd. (India)*	31,180	859,632
Trip.com Group Ltd. (China)*(b)	21,002	722,469
Total Internet		1,582,101

Iron/Steel — 2.1%
Gerdau SA (Brazil)(b)	129,821	719,208

Metal Fabricate/Hardware — 4.6%
Tenaris SA(b)	44,428	1,562,089

Office/Business Equipment — 2.2%
Canon, Inc. (Japan)(a)(b)	34,255	742,648

Oil & Gas — 6.1%
Equinor ASA (Norway)(b)	32,635	1,168,659
YPF SA (Argentina)*(b)	96,419	886,091
Total Oil & Gas		2,054,750

Pharmaceuticals — 7.0%
AstraZeneca PLC (United Kingdom)(b)	11,696	792,989
Novo Nordisk A/S (Denmark)(b)	11,488	1,554,786
Total Pharmaceuticals		2,347,775

Semiconductors — 2.7%
NXP Semiconductors NV (China)	5,779	913,255

Telecommunications — 5.3%
America Movil SAB de CV, Class L (Mexico)(b)	48,277	878,641
KT Corp. (South Korea)(a)(b)	67,263	908,051
Total Telecommunications		1,786,692

Transportation — 4.2%
Diana Shipping, Inc. (Greece)	161,447	629,643
OceanPal, Inc. (Greece)	20,037	22,241

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
Tsakos Energy Navigation Ltd. (Greece)	43,866	$742,652
Total Transportation		1,394,536
Total Common Stocks
(Cost $32,268,579)		33,585,261

MONEY MARKET FUND — 0.0%**
Invesco Government & Agency Portfolio — Private Investment Class, 3.92%(d) (Cost $44)	44	44

REPURCHASE AGREEMENTS — 10.1%(e)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $786,822, (collateralized by various U.S. Government Agency Obligations, 1.50%- 6.50%, 5/1/37-5/1/58, totaling $802,175)	$786,446	786,446
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $232,942, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/11/23-10/31/29, totaling $237,489)	232,832	232,832
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $786,822, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $802,175)	786,446	786,446
National Bank Financial Inc., dated 12/30/22, due 01/03/23, 4.34%, total to be received $786,825, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.44%, 1/3/23-9/9/49, totaling $802,175)	786,446	786,446

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $786,822, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $802,175)	$786,446	$786,446
Total Repurchase Agreements
(Cost $3,378,616)		3,378,616

Total Investments — 110.0%
(Cost $35,647,239)		36,963,921
Liabilities in Excess of Other Assets — (10.0%)		(3,363,303)
Net Assets — 100.0%		$33,600,618

PLC — Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,280,950; the aggregate market value of the collateral held by the fund is $3,378,616.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of December 31, 2022.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,585,261	$-	$-	$33,585,261
Money Market Fund	44	-	-	44
Repurchase Agreements	-	3,378,616	-	3,378,616
Total	$33,585,305	$3,378,616	$-	$36,963,921

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.4%
Agriculture	2.7
Airlines	2.3
Auto Manufacturers	3.5
Banks	22.3
Beverages	7.6
Biotechnology	5.4
Chemicals	2.0
Commercial Services	2.6
Electric	4.6
Electrical Components & Equipment	2.9
Insurance	2.7
Internet	4.7
Iron/Steel	2.1
Metal Fabricate/Hardware	4.6
Office/Business Equipment	2.2
Oil & Gas	6.1
Pharmaceuticals	7.0
Semiconductors	2.7
Telecommunications	5.3
Transportation	4.2
Money Market Fund	0.0 **
Repurchase Agreements	10.1
Total Investments	110.0
Liabilities in Excess of Other Assets	(10.0)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Biotechnology — 12.9%
Biohaven Ltd.*(a)	58,596	$813,313
Halozyme Therapeutics, Inc.*	16,677	948,921
Regeneron Pharmaceuticals, Inc.*	1,288	929,279
Sarepta Therapeutics, Inc.*	7,352	952,672
United Therapeutics Corp.*	3,431	954,127
Total Biotechnology		4,598,312

Commercial Services — 2.3%
AMN Healthcare Services, Inc.*	7,889	811,147

Electric — 17.6%
AES Corp. (The)	33,519	964,006
CenterPoint Energy, Inc.	30,849	925,161
Constellation Energy Corp.	9,813	845,979
NextEra Energy, Inc.	11,270	942,172
NRG Energy, Inc.	22,180	705,768
PG&E Corp.*(a)	60,305	980,559
Vistra Corp.	39,603	918,790
Total Electric		6,282,435

Electronics — 2.6%
Mettler-Toledo International, Inc.*	633	914,970

Gas — 2.6%
National Fuel Gas Co.	14,461	915,381

Healthcare — Products — 5.2%
IDEXX Laboratories, Inc.*	2,194	895,064
Thermo Fisher Scientific, Inc.	1,743	959,853
Total Healthcare — Products		1,854,917

Healthcare — Services — 10.3%
Acadia Healthcare Co., Inc.*	10,900	897,288
Chemed Corp.	1,825	931,535
Medpace Holdings, Inc.*	4,252	903,168
UnitedHealth Group, Inc.	1,785	946,371
Total Healthcare — Services		3,678,362

Oil & Gas — 23.2%
Chord Energy Corp.	6,192	847,127
Devon Energy Corp.	13,931	856,896
Marathon Oil Corp.	30,827	834,487
Matador Resources Co.	13,975	799,929
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
Murphy Oil Corp.	19,916	$856,587
Occidental Petroleum Corp.	13,254	834,869
Ovintiv, Inc.	17,014	862,780
PDC Energy, Inc.	12,483	792,421
Southwestern Energy Co.*	130,016	760,594
Texas Pacific Land Corp.	357	836,890
Total Oil & Gas		8,282,580

Pharmaceuticals — 5.3%
Eli Lilly & Co.	2,613	955,940
McKesson Corp.	2,486	932,548
Total Pharmaceuticals		1,888,488

Pipelines — 15.1%
Antero Midstream Corp.	85,170	918,984
Cheniere Energy, Inc.	5,495	824,030
DT Midstream, Inc.	15,737	869,627
Kinder Morgan, Inc.	50,424	911,666
ONEOK, Inc.	14,447	949,168
Williams Cos., Inc. (The)	27,916	918,436
Total Pipelines		5,391,911

Water — 2.7%
American Water Works Co., Inc.	6,322	963,599
Total Common Stocks (Cost $35,794,811)		35,582,102

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $157,928)	157,928	157,928

REPURCHASE AGREEMENTS — 1.2%(c)
Deutsche Bank Securities, Inc., dated 12/30/22, due 01/03/23, 4.29%, total to be received $177,388, (collateralized by various U.S. Government Agency Obligations, 1.50%-7.50%, 2/1/24-1/1/57, totaling $180,849)	$177,303	177,303

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $253,980)	249,000	$249,000
Total Repurchase Agreements (Cost $426,303)		426,303

Total Investments — 101.4% (Cost $36,379,042)		$36,166,333
Liabilities in Excess of Other Assets — (1.4%)		(512,458)
Net Assets — 100.0%		$35,653,875

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,360,872; the aggregate market value of the collateral held by the fund is $1,415,569. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $989,266.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,582,102	$-	$-	$35,582,102
Money Market Fund	157,928	-	-	157,928
Repurchase Agreements	-	426,303	-	426,303
Total	$35,740,030	$426,303	$-	$36,166,333

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	12.9%
Commercial Services	2.3
Electric	17.6
Electronics	2.6
Gas	2.6
Healthcare — Products	5.2
Healthcare — Services	10.3
Oil & Gas	23.2
Pharmaceuticals	5.3
Pipelines	15.1
Water	2.7
Money Market Fund	0.4
Repurchase Agreements	1.2
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 99.8%

Equity Fund — 99.8%
Invesco S&P 500 Equal Weight ETF(a)	310,294	$43,829,028
Invesco S&P 500 Pure Value ETF	544,007	42,421,666
Total Exchange Traded Funds (Cost $90,585,586)		86,250,694

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $335,486)	335,486	335,486

REPURCHASE AGREEMENTS — 45.1%(c)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $9,068,528, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $9,245,481)	$9,064,197	9,064,197
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $2,683,827, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/11/23-10/31/29, totaling $2,736,211)	2,682,560	2,682,560
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $9,068,528, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $9,245,481)	9,064,197	9,064,197
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $9,068,528, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $9,245,481)	9,064,197	9,064,197

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Truist Securities, Inc., dated 12/30/22, due 01/03/23, 4.32%, total to be received $9,068,528, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/31/24-12/1/52, totaling $9,245,545)	$9,064,197	$9,064,197
Total Repurchase Agreements (Cost $38,939,348)		38,939,348

Total Investments — 145.3% (Cost $129,860,420)		125,525,528
Liabilities in Excess of Other Assets — (45.3%)		(39,084,802)
Net Assets — 100.0%		$86,440,726

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $37,916,868; the aggregate market value of the collateral held by the fund is $38,939,348.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,250,694	$-	$-	$86,250,694
Money Market Fund	335,486	-	-	335,486
Repurchase Agreements	-	38,939,348	-	38,939,348
Total	$86,586,180	$38,939,348	$-	$125,525,528

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.4
Repurchase Agreements	45.1
Total Investments	145.3
Liabilities in Excess of Other Assets	(45.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 100.0%

Equity Fund — 100.0%
Invesco S&P 500 Equal Weight ETF(a)	278,345	$39,316,231
Invesco S&P 500 Low Volatility ETF	619,610	39,593,079
Total Exchange Traded Funds (Cost $82,526,358)		78,909,310

MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $149,740)	149,740	149,740

REPURCHASE AGREEMENTS — 36.5%(c)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $6,715,746, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $6,846,790)	$6,712,539	6,712,539
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $1,988,431, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/11/23-10/31/29, totaling $2,027,242)	1,987,492	1,987,492
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $6,715,746, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $6,846,790)	6,712,539	6,712,539
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $6,715,746, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $6,846,790)	6,712,539	6,712,539

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Truist Securities, Inc., dated 12/30/22, due 01/03/22, 4.32%, total to be received $6,715,761, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/31/24-12/1/52, totaling $6,846,837)	$6,712,539	$6,712,539
Total Repurchase Agreements (Cost $28,837,648)		28,837,648

Total Investments — 136.7% (Cost $111,513,746)		107,896,698
Liabilities in Excess of Other Assets — (36.7%)		(28,971,263)
Net Assets — 100.0%		$78,925,435

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $28,046,883; the aggregate market value of the collateral held by the fund is $28,837,648.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,909,310	$-	$-	$78,909,310
Money Market Fund	149,740	-	-	149,740
Repurchase Agreements	-	28,837,648	-	28,837,648
Total	$79,059,050	$28,837,648	$-	$107,896,698

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	100.0%
Money Market Fund	0.2
Repurchase Agreements	36.5
Total Investments	136.7
Liabilities in Excess of Other Assets	(36.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.6%

Auto Parts & Equipment — 0.9%
China Automotive Systems, Inc. (China)*	3,500	$20,300
Garrett Motion, Inc. (Switzerland)*(a)	3,186	24,277
Total Auto Parts & Equipment		44,577

Banks — 18.4%
Amalgamated Financial Corp.	1,097	25,275
BayCom Corp.	1,243	23,592
BCB Bancorp, Inc.	1,221	21,966
Business First Bancshares, Inc.	977	21,631
Byline Bancorp, Inc.	1,151	26,438
Cambridge Bancorp	259	21,512
Capital City Bank Group, Inc.	759	24,667
Capstar Financial Holdings, Inc.	1,401	24,742
Carter Bankshares, Inc.*	1,603	26,594
Civista Bancshares, Inc.	1,035	22,780
CNB Financial Corp.	900	21,411
Coastal Financial Corp.*	933	44,336
Equity Bancshares, Inc., Class A	764	24,960
Esquire Financial Holdings, Inc.	869	37,593
First Bank	2,024	27,850
First Business Financial Services, Inc.	794	29,021
First Guaranty Bancshares, Inc.	948	22,231
Five Star Bancorp	853	23,236
Hanmi Financial Corp.	1,330	32,917
Independent Bank Corp.	1,061	25,379
John Marshall Bancorp, Inc.	854	24,578
Mercantile Bank Corp.	708	23,704
Metrocity Bankshares, Inc.	939	20,311
Midland States Bancorp, Inc.	898	23,905
Northeast Bank	834	35,111
Northrim BanCorp, Inc.	555	30,286
Old Second Bancorp, Inc.	1,903	30,524
OP Bancorp	1,841	20,546
Parke Bancorp, Inc.	1,071	22,213
PCB Bancorp	1,406	24,872
Peapack-Gladstone Financial Corp.	666	24,788
Shore Bancshares, Inc.	1,274	22,206
South Plains Financial, Inc.	732	20,152
TrustCo Bank Corp. NY	713	26,802
Unity Bancorp, Inc.	823	22,493
Total Banks		900,622
Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology — 5.1%
89bio, Inc.*	2,900	$36,917
Aldeyra Therapeutics, Inc.*	3,580	24,917
Astria Therapeutics, Inc.*	2,270	33,800
Cymabay Therapeutics, Inc.*	6,162	38,636
Dyne Therapeutics, Inc.*	1,733	20,085
Immatics NV (Germany)*	1,995	17,376
Mersana Therapeutics, Inc.*	2,988	17,510
Provention Bio, Inc.*	2,970	31,393
WaVe Life Sciences Ltd.*	4,400	30,800
Total Biotechnology		251,434

Building Materials — 1.3%
LSI Industries, Inc.	2,000	24,480
Modine Manufacturing Co.*	1,910	37,933
Total Building Materials		62,413

Chemicals — 0.4%
Hawkins, Inc.	524	20,226

Coal — 6.0%
Alpha Metallurgical Resources, Inc.	1,124	164,543
Hallador Energy Co.*(a)	5,566	55,604
Natural Resource Partners LP(a)	881	47,865
SunCoke Energy, Inc.	3,102	26,770
Total Coal		294,782

Commercial Services — 6.6%
Alta Equipment Group, Inc.	1,853	24,441
Barrett Business Services, Inc.	310	28,917
CRA International, Inc.	318	38,933
DLH Holdings Corp.*	1,474	17,489
Franklin Covey Co.*	673	31,476
Hackett Group, Inc. (The)	1,304	26,562
HireQuest, Inc.	1,353	21,391
Lincoln Educational Services Corp.*	3,401	19,692
Resources Connection, Inc.	1,035	19,023
ShotSpotter, Inc.*	600	20,298
Textainer Group Holdings Ltd. (China)	1,177	36,499
Transcat, Inc.*	555	39,333
Total Commercial Services		324,054

Distribution/Wholesale — 3.8%
Hudson Technologies, Inc.*	6,919	70,020
Titan Machinery, Inc.*	990	39,333

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Distribution/Wholesale (continued)
Veritiv Corp.	616	$74,973
Total Distribution/Wholesale		184,326

Diversified Financial Services — 2.6%
Diamond Hill Investment Group, Inc.	134	24,793
EZCORP, Inc., Class A*	3,732	30,416
Oppenheimer Holdings, Inc., Class A	577	24,424
Silvercrest Asset Management Group, Inc., Class A	1,275	23,932
Velocity Financial, Inc.*	2,201	21,239
Total Diversified Financial Services		124,804

Electric — 0.5%
Genie Energy Ltd., Class B	2,596	26,843

Electronics — 3.0%
Bel Fuse, Inc., Class B	1,604	52,804
Ituran Location and Control Ltd. (Israel)	959	20,264
Kimball Electronics, Inc.*	1,185	26,769
Stoneridge, Inc.*	1,000	21,560
Vishay Precision Group, Inc.*	690	26,668
Total Electronics		148,065

Energy — Alternate Sources — 0.4%
REX American Resources Corp.*	643	20,486

Engineering & Construction — 1.5%
MYR Group, Inc.*	405	37,288
Sterling Infrastructure, Inc.*	1,033	33,883
Total Engineering & Construction		71,171

Entertainment — 0.8%
Golden Entertainment, Inc.*	1,050	39,270

Environmental Control — 1.3%
CECO Environmental Corp.*	3,230	37,726
Heritage-Crystal Clean, Inc.*	851	27,641
Total Environmental Control		65,367

Food — 1.1%
Nathan’s Famous, Inc.	398	26,750
Seneca Foods Corp., Class A*	450	27,427
Total Food		54,177
Investments	Shares	Value
COMMON STOCKS (continued)

Forest Products & Paper — 0.5%
Clearwater Paper Corp.*	644	$24,350

Gas — 0.7%
Global Partners LP	1,031	35,848

Healthcare — Products — 1.1%
Axogen, Inc.*	1,962	19,581
Zynex, Inc.(a)	2,362	32,855
Total Healthcare — Products		52,436

Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	923	24,386

Insurance — 2.6%
Ambac Financial Group, Inc.*	1,666	29,055
Donegal Group, Inc., Class A	1,305	18,531
Greenlight Capital Re Ltd., Class A*	2,801	22,828
Investors Title Co.	132	19,477
Tiptree, Inc.	2,689	37,216
Total Insurance		127,107

Investment Companies — 0.4%
Crescent Capital BDC, Inc.	1,407	17,981

Iron/Steel — 0.6%
Haynes International, Inc.	671	30,658

Leisure Time — 0.6%
Xponential Fitness, Inc., Class A*	1,200	27,516

Machinery — Diversified — 1.0%
DXP Enterprises, Inc.*	735	20,249
Thermon Group Holdings, Inc.*	1,334	26,787
Total Machinery — Diversified		47,036

Metal Fabricate/Hardware — 2.2%
Northwest Pipe Co.*	732	24,668
Steel Partners Holdings LP*	1,986	85,001
Total Metal Fabricate/Hardware		109,669

Oil & Gas — 7.7%
Cross Timbers Royalty Trust	1,347	34,268
Diamond Offshore Drilling, Inc.*	3,591	37,346
Epsilon Energy Ltd.	3,654	24,226
Kimbell Royalty Partners LP	1,965	32,816

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
North European Oil Royalty Trust	1,490	$18,908
Permian Basin Royalty Trust	3,808	95,962
Sabine Royalty Trust	432	36,914
San Juan Basin Royalty Trust	5,153	58,847
Voc Energy Trust	3,481	36,098
Total Oil & Gas		375,385

Oil & Gas Services — 5.3%
Civeo Corp.*	1,211	37,662
Forum Energy Technologies, Inc.*	1,159	34,190
Helix Energy Solutions Group, Inc.*	5,044	37,225
KLX Energy Services Holdings, Inc.*	3,300	57,123
Nine Energy Service, Inc.*	5,000	72,650
TETRA Technologies, Inc.*	5,393	18,660
Total Oil & Gas Services		257,510

Packaging & Containers — 0.8%
UFP Technologies, Inc.*	338	39,847

Pharmaceuticals — 2.1%
Harrow Health, Inc.*	2,600	38,376
Imara, Inc.*	5,500	22,495
ProPhase Labs, Inc.	2,074	19,973
scPharmaceuticals, Inc.*	3,300	23,661
Total Pharmaceuticals		104,505

Pipelines — 0.5%
Green Plains Partners LP	1,928	24,987

REITS — 2.4%
BRT Apartments Corp.	1,246	24,472
CTO Realty Growth, Inc.	1,379	25,208
Farmland Partners, Inc.	2,128	26,515
Hersha Hospitality Trust, Class A	2,239	19,076
Whitestone REIT	2,049	19,752
Total REITS		115,023

Retail — 3.6%
Biglari Holdings, Inc., Class B*	162	22,485
Caleres, Inc.	1,185	26,402
Chuy’s Holdings, Inc.*	740	20,942
J Jill, Inc.*	1,282	31,794
Movado Group, Inc.	842	27,154
Ruth’s Hospitality Group, Inc.	1,161	17,972
Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
TravelCenters of America, Inc.*	638	$28,570
Total Retail		175,319

Savings & Loans — 2.4%
FS Bancorp, Inc.	818	27,354
Greene County Bancorp, Inc.	493	28,308
Hingham Institution For Savings The	73	20,145
HomeTrust Bancshares, Inc.	822	19,868
Southern Missouri Bancorp, Inc.	433	19,844
Total Savings & Loans		115,519

Semiconductors — 1.7%
Aehr Test Systems*	1,363	27,396
Richardson Electronics Ltd.	2,684	57,250
Total Semiconductors		84,646

Software — 2.8%
Computer Programs and Systems, Inc.*	675	18,373
Digi International, Inc.*	1,149	41,996
Donnelley Financial Solutions, Inc.*	1,281	49,511
Inspired Entertainment, Inc.*	2,000	25,340
Total Software		135,220

Telecommunications — 1.1%
Aviat Networks, Inc.*	750	23,392
Preformed Line Products Co.	372	30,984
Total Telecommunications		54,376

Transportation — 5.4%
Ardmore Shipping Corp. (Ireland)*	3,911	56,358
Capital Product Partners LP (Greece)	2,140	29,211
Covenant Logistics Group, Inc.	962	33,256
Dorian LPG Ltd.	1,717	32,537
GasLog Partners LP (Greece)	4,035	26,873
Teekay Corp. (Bermuda)*	5,650	25,651
Teekay Tankers Ltd., Class A (Canada)*	973	29,978
Tsakos Energy Navigation Ltd. (Greece)	1,723	29,171
Total Transportation		263,035

Venture Capital — 0.4%
Chicago Atlantic Real Estate Finance, Inc.	1,462	22,032

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Water — 0.5%
York Water Co. (The)	562	$25,279
Total Common Stocks (Cost $4,425,438)		4,922,287

MONEY MARKET FUND — 0.4%
STIT — Government & Agency Portfolio, Institutional Class, 4.22%(b) (Cost $18,996)	18,996	18,996

REPURCHASE AGREEMENT — 2.2%(c)
Nomura Securities International, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $106,263, (collateralized by various U.S. Government Agency Obligations, 1.97%-9.00%, 2/1/23-7/1/60, totaling $108,336) (Cost $106,212)	$106,212	106,212

Total Investments — 103.2% (Cost $4,550,646)		5,047,495
Liabilities in Excess of Other Assets — (3.2%)		(157,950)
Net Assets — 100.0%		$4,889,545

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $157,350; the aggregate market value of the collateral held by the fund is $162,253. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $56,041.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,922,287	$-	$-	$4,922,287
Money Market Fund	18,996	-	-	18,996
Repurchase Agreement	-	106,212	-	106,212
Total	$4,941,283	$106,212	$-	$5,047,495

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Auto Parts & Equipment	0.9%
Banks	18.4
Biotechnology	5.1
Building Materials	1.3
Chemicals	0.4
Coal	6.0
Commercial Services	6.6
Distribution/Wholesale	3.8
Diversified Financial Services	2.6
Electric	0.5
Electronics	3.0
Energy — Alternate Sources	0.4
Engineering & Construction	1.5
Entertainment	0.8
Environmental Control	1.3
Food	1.1
Forest Products & Paper	0.5
Gas	0.7
Healthcare — Products	1.1
Home Furnishings	0.5
Insurance	2.6
Investment Companies	0.4
Iron/Steel	0.6

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Leisure Time	0.6%
Machinery — Diversified	1.0
Metal Fabricate/Hardware	2.2
Oil & Gas	7.7
Oil & Gas Services	5.3
Packaging & Containers	0.8
Pharmaceuticals	2.1
Pipelines	0.5
REITS	2.4
Retail	3.6
Savings & Loans	2.4
Semiconductors	1.7
Software	2.8
Telecommunications	1.1
Transportation	5.4
Venture Capital	0.4
Water	0.5
Money Market Fund	0.4
Repurchase Agreement	2.2
Total Investments	103.2
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 24.4%

Debt Fund — 24.4%
AdvisorShares North Square McKee Core Reserves ETF† (Cost $9,862,980)	100,000	$9,731,000

MONEY MARKET FUND — 89.9%
STIT — Government & Agency Portfolio, Institutional Class, 4.22%(a)(b) (Cost $35,741,679)	35,741,679	35,741,679
Total Investments Before Securities Sold, Not Yet Purchased (Cost $45,604,659)		45,472,679

Securities Sold, Not Yet Purchased — (92.7)%(c)

COMMON STOCKS — (92.7)%

Aerospace/Defense — (1.0)%
Spirit AeroSystems Holdings, Inc., Class A	(13,821)	(409,102)

Airlines — (0.7)%
JetBlue Airways Corp.*	(43,223)	(280,085)

Apparel — (5.0)%
Hanesbrands, Inc.	(53,097)	(337,697)
NIKE, Inc., Class B	(3,851)	(450,605)
PVH Corp.	(5,689)	(401,587)
Under Armour, Inc., Class C*	(52,316)	(466,659)
VF Corp.	(11,299)	(311,965)
Total Apparel		(1,968,513)

Banks — (2.5)%
PacWest Bancorp	(13,103)	(300,714)
Signature Bank	(2,892)	(333,216)
SVB Financial Group*	(1,605)	(369,375)
Total Banks		(1,003,305)

Biotechnology — (2.8)%
Bio-Rad Laboratories, Inc., Class A*	(940)	(395,261)
Illumina, Inc.*	(2,000)	(404,400)
Nektar Therapeutics*	(145,835)	(329,587)
Total Biotechnology		(1,129,248)

Building Materials — (1.8)%
JELD-WEN Holding, Inc.*	(33,650)	(324,722)
Mohawk Industries, Inc.*	(3,630)	(371,059)
Total Building Materials		(695,781)
Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals — (1.0)%
Celanese Corp.	(3,696)	$(377,879)

Commercial Services — (9.7)%
2U, Inc.*	(66,309)	(415,757)
Block, Inc.*	(6,726)	(422,662)
Bright Horizons Family Solutions, Inc.*	(5,147)	(324,776)
Cimpress PLC (Ireland)*	(14,465)	(399,379)
Euronet Worldwide, Inc.*	(4,689)	(442,548)
MarketAxess Holdings, Inc.	(1,398)	(389,888)
PayPal Holdings, Inc.*	(4,325)	(308,026)
Sabre Corp.*	(63,966)	(395,310)
TransUnion	(6,790)	(385,332)
WW International, Inc.*	(96,082)	(370,877)
Total Commercial Services		(3,854,555)

Computers — (2.9)%
NCR Corp.*	(18,720)	(438,235)
Seagate Technology Holdings PLC	(7,070)	(371,953)
Western Digital Corp.*	(10,300)	(324,965)
Total Computers		(1,135,153)

Diversified Financial Services — (3.8)%
Ally Financial, Inc.	(15,800)	(386,310)
Bread Financial Holdings, Inc.	(10,612)	(399,648)
LendingTree, Inc.*	(16,181)	(345,140)
T. Rowe Price Group, Inc.	(3,347)	(365,024)
Total Diversified Financial Services		(1,496,122)

Electrical Components & Equipment — (0.9)%
Universal Display Corp.	(3,187)	(344,323)

Electronics — (1.0)%
Garmin Ltd.	(4,238)	(391,125)

Entertainment — (1.9)%
Cinemark Holdings, Inc.*	(33,900)	(293,574)
Six Flags Entertainment Corp.*	(19,087)	(443,773)
Total Entertainment		(737,347)

Food — (0.9)%
Hain Celestial Group, Inc. (The)*	(22,638)	(366,283)

Hand/Machine Tools — (0.8)%
Stanley Black & Decker, Inc.	(4,392)	(329,927)

Healthcare — Products — (6.3)%
Align Technology, Inc.*	(1,885)	(397,546)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare — Products (continued)
DENTSPLY SIRONA, Inc.	(10,370)	$(330,181)
Exact Sciences Corp.*	(10,106)	(500,348)
Masimo Corp.*	(2,954)	(437,044)
Teleflex, Inc.	(1,754)	(437,851)
West Pharmaceutical Services, Inc.	(1,670)	(393,035)
Total Healthcare — Products		(2,496,005)

Healthcare — Services — (2.8)%
Catalent, Inc.*	(8,260)	(371,783)
Charles River Laboratories International, Inc.*	(1,518)	(330,772)
Syneos Health, Inc.*	(11,644)	(427,102)
Total Healthcare — Services		(1,129,657)

Housewares — (2.1)%
Newell Brands, Inc.	(32,600)	(426,408)
Scotts Miracle-Gro Co. (The)	(8,608)	(418,263)
Total Housewares		(844,671)

Internet — (6.3)%
Amazon.com, Inc.*	(3,485)	(292,740)
eBay, Inc.	(8,687)	(360,250)
Expedia Group, Inc.*	(3,834)	(335,858)
Meta Platforms, Inc., Class A*	(3,611)	(434,548)
Snap, Inc., Class A*	(41,533)	(371,720)
Wayfair, Inc., Class A*	(10,067)	(331,104)
Zillow Group, Inc., Class A*	(12,016)	(375,019)
Total Internet		(2,501,239)

Leisure Time — (0.9)%
Carnival Corp.*	(46,342)	(373,516)

Machinery — Diversified — (2.1)%
Cognex Corp.	(8,873)	(418,007)
Enovis Corp.*	(7,690)	(411,569)
Total Machinery — Diversified		(829,576)

Media — (5.6)%
Altice USA, Inc., Class A*	(56,997)	(262,186)
Cable One, Inc.	(440)	(313,218)
Charter Communications, Inc., Class A*	(1,046)	(354,699)
DISH Network Corp., Class A*	(25,018)	(351,253)
Paramount Global, Class B	(19,750)	(333,380)
Walt Disney Co. (The)*	(3,147)	(273,411)
Warner Bros Discovery, Inc.*	(35,503)	(336,569)
Total Media		(2,224,716)
Investments	Shares	Value
COMMON STOCKS (continued)

Mining — (1.1)%
Newmont Corp.	(9,438)	$(445,474)

Office/Business Equipment — (0.7)%
Zebra Technologies Corp., Class A*	(1,103)	(282,820)

Packaging & Containers — (0.9)%
Ball Corp.	(7,040)	(360,026)

Pharmaceuticals — (0.8)%
Herbalife Nutrition Ltd.*	(21,859)	(325,262)

REITS — (4.8)%
Diversified Healthcare Trust	(528,041)	(341,537)
Douglas Emmett, Inc.	(19,419)	(304,490)
Hudson Pacific Properties, Inc.	(28,369)	(276,030)
Medical Properties Trust, Inc.	(32,400)	(360,936)
SL Green Realty Corp.	(8,909)	(300,411)
Vornado Realty Trust	(15,312)	(318,643)
Total REITS		(1,902,047)

Retail — (1.6)%
CarMax, Inc.*	(6,000)	(365,340)
Qurate Retail, Inc., Series A*	(173,577)	(282,930)
Total Retail		(648,270)

Semiconductors — (9.7)%
Advanced Micro Devices, Inc.*	(5,660)	(366,598)
Entegris, Inc.	(5,600)	(367,304)
Intel Corp.	(13,534)	(357,704)
IPG Photonics Corp.*	(3,861)	(365,521)
Marvell Technology, Inc.	(9,700)	(359,288)
MKS Instruments, Inc.	(4,680)	(396,536)
NVIDIA Corp.	(3,138)	(458,587)
Qorvo, Inc.*	(3,710)	(336,274)
Skyworks Solutions, Inc.	(4,514)	(411,361)
Teradyne, Inc.	(5,056)	(441,642)
Total Semiconductors		(3,860,815)

Software — (7.7)%
Adobe, Inc.*	(1,023)	(344,270)
ANSYS, Inc.*	(1,655)	(399,832)
Fidelity National Information Services, Inc.	(5,700)	(386,745)
Guidewire Software, Inc.*	(6,679)	(417,838)
Pegasystems, Inc.	(11,524)	(394,582)
Salesforce, Inc.*	(2,275)	(301,642)
Splunk, Inc.*	(4,730)	(407,206)
Workday, Inc., Class A*	(2,558)	(428,030)
Total Software		(3,080,145)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — (0.9)%
Lumen Technologies, Inc.	(70,100)	$(365,922)

Toys/Games/Hobbies — (1.0)%
Hasbro, Inc.	(6,600)	(402,666)

Transportation — (0.7)%
XPO, Inc.*	(8,168)	(271,913)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(49,877,148)]		(36,863,488)

Total Investments — 21.6% (Cost $(4,272,489))		8,609,191
Other Assets in Excess of Liabilities — 78.4%		31,161,280
Net Assets — 100.0%		$39,770,471

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of December 31, 2022.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of December 31, 2022 cash in the amount of $31,099,953 has been segregated as collateral from the broker for securities sold short.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,731,000	$-	$-	$9,731,000
Money Market Fund	35,741,679	-	-	35,741,679
Total	$45,472,679	$-	$-	$45,472,679

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(36,863,488)	$-	$-	$(36,863,488)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2022	Value at 12/31/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$9,738,000	$-	$-	$-	$(7,000)	100,000	$9,731,000	$116,270

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.0)%
Airlines	(0.7)
Apparel	(5.0)
Banks	(2.5)
Biotechnology	(2.8)
Building Materials	(1.8)
Chemicals	(1.0)
Commercial Services	(9.7)
Computers	(2.9)
Debt Fund	24.4
Diversified Financial Services	(3.8)
Electrical Components & Equipment	(0.9)
Electronics	(1.0)
Entertainment	(1.9)
Food	(0.9)
Hand/Machine Tools	(0.8)
Healthcare — Products	(6.3)
Healthcare — Services	(2.8)
Housewares	(2.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	(6.3)%
Leisure Time	(0.9)
Machinery	(2.1)
Media	(5.6)
Mining	(1.1)
Office/Business Equipment	(0.7)
Packaging & Containers	(0.9)
Pharmaceuticals	(0.8)
REITS	(4.8)
Retail	(1.6)
Semiconductors	(9.7)
Software	(7.7)
Telecommunications	(0.9)
Toys/Games/Hobbies	(1.0)
Transportation	(0.7)
Money Market Fund	89.9
Total Investments	21.6
Other Assets in Excess of Liabilities	78.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DRONE TECHNOLOGY ETF
Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 95.5%

Aerospace/Defense — 39.3%
AeroVironment, Inc.*	181	$15,505
Airbus SE (France)(a)	534	15,838
Amprius Technologies, Inc.*	1,700	13,481
Archer Aviation, Inc., Class A*	2,953	5,522
Boeing Co. (The)*	28	5,334
Elbit Systems Ltd. (Israel)	24	3,937
Joby Aviation, Inc.*(b)	2,678	8,971
Kratos Defense & Security Solutions, Inc.*	858	8,855
L3Harris Technologies, Inc.	40	8,328
Lockheed Martin Corp.	48	23,352
Northrop Grumman Corp.	40	21,824
Thales SA (France)(a)	184	4,694
Vertical Aerospace Ltd. (United Kingdom)*(b)	5,792	19,635
Total Aerospace/Defense		155,276

Airlines — 1.5%
Lilium NV (Germany)*(b)	5,121	5,838

Auto Manufacturers — 0.3%
Workhorse Group, Inc.*(b)	774	1,177

Computers — 1.7%
Draganfly, Inc. (Canada)*	8,899	6,585

Electronics — 17.3%
GoPro, Inc., Class A*	2,324	11,574
Honeywell International, Inc.	24	5,143
Jabil, Inc.	550	37,510
Trimble, Inc.*	280	14,157
Total Electronics		68,384

Engineering & Construction — 2.8%
EHang Holdings Ltd. (China)*(a)(b)	1,290	11,068

Internet — 5.4%
Amazon.com, Inc.*	80	6,720
Blade Air Mobility, Inc.*	4,114	14,728
Total Internet		21,448
Investments	Shares	Value
COMMON STOCKS (continued)

Machinery — Diversified — 3.0%
AgEagle Aerial Systems, Inc.*	34,081	$11,928

Metal Fabricate/Hardware — 0.7%
Alpine 4 Holdings, Inc.*	5,506	2,910

Miscellaneous Manufacturing — 9.4%
Axon Enterprise, Inc.*	136	22,566
Teledyne Technologies, Inc.*	24	9,598
Textron, Inc.	72	5,098
Total Miscellaneous Manufacturing		37,262

Semiconductors — 2.5%
Ambarella, Inc.*	28	2,302
QUALCOMM, Inc.	68	7,476
Total Semiconductors		9,778

Software — 2.7%
Red Cat Holdings, Inc.*	11,424	10,739

Telecommunications — 0.6%
Ondas Holdings, Inc.*(b)	1,591	2,530

Transportation — 8.3%
Drone Delivery Canada Corp. (Canada)*	10,775	2,263
FedEx Corp.	84	14,549
United Parcel Service, Inc., Class B	92	15,993
Total Transportation		32,805
Total Common Stocks (Cost $467,723)		377,728

MONEY MARKET FUND — 6.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(c) (Cost $23,936)	23,936	23,936

See accompanying Notes to Financial Statements.

ADVISORSHARES DRONE TECHNOLOGY ETF
Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT — 8.0%(d)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $31,607, (collateralized by various U.S. Government Agency Obligations, 0.75%-4.50%, 11/15/25-3/31/26, totaling $32,224) (Cost $31,592)	$31,592	$31,592

Total Investments — 109.5% (Cost $523,251)		433,256
Liabilities in Excess of Other Assets — (9.5%)		(37,566)
Net Assets — 100.0%		$395,690

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $30,673; the aggregate market value of the collateral held by the fund is $31,592.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DRONE TECHNOLOGY ETF
Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$377,728	$-	$-	$377,728
Money Market Fund	23,936	-	-	23,936
Repurchase Agreement	-	31,592	-	31,592
Total	$401,664	$31,592	$-	$433,256

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	39.3%
Airlines	1.5
Auto Manufacturers	0.3
Computers	1.7
Electronics	17.3
Engineering & Construction	2.8
Internet	5.4
Machinery — Diversified	3.0
Metal Fabricate / Hardware	0.7
Miscellaneous Manufacturing	9.4
Semiconductors	2.5
Software	2.7
Telecommunications	0.6
Transportation	8.3
Money Market Fund	6.0
Repurchase Agreement	8.0
Total Investments	109.5
Liabilities in Excess of Other Assets	(9.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 4.0%
HEICO Corp.	8,467	$1,300,870

Auto Parts & Equipment — 4.0%
Miller Industries, Inc.	49,158	1,310,552

Building Materials — 8.0%
Carrier Global Corp.	31,230	1,288,237
Trex Co., Inc.*	30,812	1,304,272
Total Building Materials		2,592,509

Chemicals — 7.9%
Celanese Corp.	12,400	1,267,776
Stepan Co.	12,060	1,283,908
Total Chemicals		2,551,684

Commercial Services — 4.0%
Moody’s Corp.	4,668	1,300,598

Computers — 4.1%
Science Applications International Corp.	11,843	1,313,744

Diversified Financial Services — 3.9%
Intercontinental Exchange, Inc.	12,487	1,281,041

Food — 4.0%
Hershey Co. (The)	5,624	1,302,350

Healthcare — Products — 16.0%
Abbott Laboratories	11,891	1,305,513
Danaher Corp.	4,906	1,302,151
Stryker Corp.	5,350	1,308,021
Thermo Fisher Scientific, Inc.	2,306	1,269,891
Total Healthcare — Products		5,185,576

Insurance — 4.1%
Aflac, Inc.	18,276	1,314,775

Leisure Time — 4.0%
Polaris, Inc.	12,800	1,292,800

Machinery — Diversified — 7.9%
Middleby Corp. (The)*	9,500	1,272,050
Otis Worldwide Corp.	16,577	1,298,145
Total Machinery — Diversified		2,570,195

Media — 4.0%
FactSet Research Systems, Inc.	3,212	1,288,687
Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers — 4.0%
Silgan Holdings, Inc.	25,111	$1,301,754

Pharmaceuticals — 4.0%
AmerisourceBergen Corp.	7,800	1,292,538

Software — 15.9%
Broadridge Financial Solutions, Inc.	9,576	1,284,429
Fair Isaac Corp.*	2,130	1,274,976
Fiserv, Inc.*	12,974	1,311,282
Intuit, Inc.	3,300	1,284,426
Total Software		5,155,113
Total Common Stocks (Cost $28,673,651)		32,354,786

Total Investments — 99.8% (Cost $28,673,651)		32,354,786
Other Assets in Excess of Liabilities — 0.2%		72,769
Net Assets — 100.0%		$32,427,555

*	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,354,786	$-	$-	$32,354,786
Total	$32,354,786	$-	$-	$32,354,786

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.0%
Auto Parts & Equipment	4.0
Building Materials	8.0
Chemicals	7.9
Commercial Services	4.0
Computers	4.1
Diversified Financial Services	3.9
Food	4.0
Healthcare — Products	16.0
Insurance	4.1
Leisure Time	4.0
Machinery — Diversified	7.9
Media	4.0
Packaging & Containers	4.0
Pharmaceuticals	4.0
Software	15.9
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Aerospace/Defense — 5.9%
Northrop Grumman Corp.	1,001	$546,156
Raytheon Technologies Corp.	2,898	292,466
Total Aerospace/Defense		838,622

Apparel — 2.1%
NIKE, Inc., Class B	2,537	296,854

Auto Manufacturers — 8.1%
Polestar Automotive Holding UK PLC, Class A (Hong Kong)*(a)(b)	50,626	268,824
Tesla, Inc.*	7,192	885,911
Total Auto Manufacturers		1,154,735

Auto Parts & Equipment — 0.6%
Luminar Technologies, Inc.*(a)	17,497	86,610

Biotechnology — 1.1%
Moderna, Inc.*	900	161,658

Chemicals — 1.9%
Sociedad Quimica y Minera de Chile SA (Chile)(b)	3,426	273,532

Computers — 4.5%
Apple, Inc.	4,874	633,279

Diversified Financial Services — 3.6%
LPL Financial Holdings, Inc.	2,351	508,216

Electric — 2.4%
NextEra Energy, Inc.	4,023	336,323

Energy — Alternate Sources — 6.6%
Enphase Energy, Inc.*	1,074	284,567
SolarEdge Technologies, Inc.*	1,404	397,711
SunPower Corp.*	14,064	253,574
Total Energy — Alternate Sources		935,852

Healthcare — Products — 1.8%
Thermo Fisher Scientific, Inc.	458	252,216

Internet — 7.2%
Alphabet, Inc., Class C*	4,000	354,920
Netflix, Inc.*	2,254	664,659
Total Internet		1,019,579

Iron/Steel — 0.9%
Steel Dynamics, Inc.	1,296	126,619
Investments	Shares	Value
COMMON STOCKS (continued)

Leisure Time — 2.1%
Topgolf Callaway Brands Corp.*	14,782	$291,944

Lodging — 6.1%
MGM Resorts International	25,985	871,277

Machinery — Diversified — 4.4%
Deere & Co.	1,455	623,846

Media — 3.8%
Walt Disney Co. (The)*	6,261	543,956

Mining — 1.7%
MP Materials Corp.*	10,053	244,087

Pharmaceuticals — 3.4%
Novo Nordisk A/S (Denmark)(b)	500	67,670
Pfizer, Inc.	3,086	158,127
Zoetis, Inc.	1,779	260,712
Total Pharmaceuticals		486,509

REITS — 9.3%
Crown Castle, Inc.	896	121,533
Innovative Industrial Properties, Inc.	5,011	507,865
Prologis, Inc.	1,965	221,515
VICI Properties, Inc.	14,385	466,074
Total REITS		1,316,987

Retail — 3.4%
Home Depot, Inc. (The)	1,035	326,915
Petco Health & Wellness Co., Inc.*	16,126	152,875
Total Retail		479,790

Semiconductors — 6.7%
ASML Holding NV (Netherlands)	545	297,788
NVIDIA Corp.	3,019	441,197
ON Semiconductor Corp.*	3,463	215,987
Total Semiconductors		954,972

Software — 9.1%
Activision Blizzard, Inc.	1,500	114,825
Electronic Arts, Inc.	1,287	157,246
Microsoft Corp.	3,320	796,202
ROBLOX Corp., Class A*	7,712	219,483
Total Software		1,287,756

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Venture Capital — 2.9%
Blackstone, Inc.	5,600	$415,464
Total Common Stocks (Cost $19,110,232)		14,140,683

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(c) (Cost $60,195)	60,195	60,195

REPURCHASE AGREEMENTS — 2.1%(d)
Citigroup Global Markets, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $47,747, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/11/23-10/31/29, totaling $48,678)	$47,724	47,724
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $253,980)	249,000	249,000
Total Repurchase Agreements (Cost $296,724)		296,724

Total Investments — 102.1% (Cost $19,467,151)		14,497,602
Liabilities in Excess of Other Assets — (2.1%)		(297,021)
Net Assets — 100.0%		$14,200,581

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $279,364; the aggregate market value of the collateral held by the fund is $296,724.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$14,140,683	$-	$-	$14,140,683
Money Market Fund	60,195	-	-	60,195
Repurchase Agreements	-	296,724	-	296,724
Total	$14,200,878	$296,724	$-	$14,497,602

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.9%
Apparel	2.1
Auto Manufacturers	8.1
Auto Parts & Equipment	0.6
Biotechnology	1.1
Chemicals	1.9
Computers	4.5
Diversified Financial Services	3.6
Electric	2.4
Energy — Alternate Sources	6.6
Healthcare — Products	1.8
Internet	7.2
Iron/Steel	0.9
Leisure Time	2.1
Lodging	6.1

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Machinery — Diversified	4.4%
Media	3.8
Mining	1.7
Pharmaceuticals	3.4
REITS	9.3
Retail	3.4
Semiconductors	6.7
Software	9.1
Venture Capital	2.9
Money Market Fund	0.4
Repurchase Agreements	2.1
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 93.7%

Commercial Services — 15.1%
Target Hospitality Corp.*	46,605	$705,600

Entertainment — 9.9%
Marriott Vacations Worldwide Corp.	1,064	143,203
Monarch Casino & Resort, Inc.*	2,792	214,677
Red Rock Resorts, Inc., Class A	2,678	107,147
Total Entertainment		465,027

Internet — 3.5%
Airbnb, Inc., Class A*	1,927	164,759

Lodging — 42.5%
Bluegreen Vacations Holding Corp.	6,059	151,233
Boyd Gaming Corp.	3,713	202,470
Century Casinos, Inc.*	14,725	103,517
Choice Hotels International, Inc.	917	103,291
Hilton Grand Vacations, Inc.*	5,617	216,479
Hilton Worldwide Holdings, Inc.	1,528	193,078
Hyatt Hotels Corp., Class A*	2,352	212,738
InterContinental Hotels Group PLC (United Kingdom)(a)	3,260	190,188
Marriott International, Inc., Class A	1,469	218,719
Playa Hotels & Resorts NV*	18,335	119,728
Travel + Leisure Co.	1,511	55,000
Wyndham Hotels & Resorts, Inc.	3,190	227,479
Total Lodging		1,993,920

REITS — 22.7%
Apple Hospitality REIT, Inc.	13,800	217,764
Chatham Lodging Trust	19,120	234,602
Gaming and Leisure Properties, Inc.	4,195	218,518
Host Hotels & Resorts, Inc.	11,758	188,716
VICI Properties, Inc.	6,261	202,856
Total REITS		1,062,456
Total Common Stocks (Cost $4,138,281)		4,391,762
Investments	Shares	Value
MONEY MARKET FUND — 7.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $328,683)	328,683	$328,683

Total Investments — 100.7% (Cost $4,466,964)		4,720,445
Liabilities in Excess of Other Assets — (0.7%)		(30,937)
Net Assets — 100.0%		$4,689,508

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,391,762	$-	$-	$4,391,762
Money Market Fund	328,683	-	-	328,683
Total	$4,720,445	$-	$-	$4,720,445

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	15.1%
Entertainment	9.9
Internet	3.5
Lodging	42.5
REITS	22.7
Money Market Fund	7.0
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	878	$427,138

Agriculture — 1.0%
Archer-Daniels-Midland Co.	4,262	395,727

Apparel — 1.0%
Steven Madden Ltd.	12,657	404,518

Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	9,536	396,698

Banks — 2.1%
BOK Financial Corp.	4,100	425,539
Hilltop Holdings, Inc.	13,678	410,477
Total Banks		836,016

Building Materials — 4.1%
Eagle Materials, Inc.	3,180	422,463
Louisiana-Pacific Corp.	6,650	393,680
Owens Corning	4,760	406,028
Simpson Manufacturing Co., Inc.	4,359	386,469
Total Building Materials		1,608,640

Chemicals — 4.7%
AdvanSix, Inc.	10,520	399,971
CF Industries Holdings, Inc.	3,744	318,989
Chemours Co. (The)	13,302	407,307
Mosaic Co. (The)	7,236	317,443
Westlake Corp.	4,013	411,493
Total Chemicals		1,855,203

Coal — 1.9%
Alpha Metallurgical Resources, Inc.	2,552	373,587
Arch Resources, Inc.	2,717	387,961
Total Coal		761,548

Commercial Services — 7.9%
EVERTEC, Inc. (Puerto Rico)	11,500	372,370
H&R Block, Inc.	8,864	323,625
Medifast, Inc.	3,240	373,734
Monro, Inc.	8,514	384,833
Rent-A-Center, Inc.	19,140	431,607
Robert Half International, Inc.	5,580	411,971
Textainer Group Holdings Ltd. (China)	13,062	405,053
Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services (continued)
Triton International Ltd. (Bermuda)	5,904	$406,077
Total Commercial Services		3,109,270

Computers — 1.0%
NetApp, Inc.	6,584	395,435

Cosmetics / Personal Care — 1.0%
Edgewell Personal Care Co.	10,169	391,913

Distribution/Wholesale — 2.0%
Pool Corp.	1,338	404,518
Veritiv Corp.	3,068	373,406
Total Distribution/Wholesale		777,924

Diversified Financial Services — 5.3%
Affiliated Managers Group, Inc.	2,765	438,059
Evercore, Inc., Class A	3,800	414,504
Jefferies Financial Group, Inc.	12,049	413,040
PennyMac Financial Services, Inc.(a)	7,503	425,120
Synchrony Financial	12,191	400,596
Total Diversified Financial Services		2,091,319

Electric — 0.8%
NRG Energy, Inc.	10,262	326,537

Electrical Components & Equipment — 3.0%
Acuity Brands, Inc.	2,257	373,782
Emerson Electric Co.	4,165	400,090
Encore Wire Corp.	2,876	395,622
Total Electrical Components & Equipment		1,169,494

Entertainment — 2.0%
Marriott Vacations Worldwide Corp.	2,817	379,140
Red Rock Resorts, Inc., Class A	10,224	409,062
Total Entertainment		788,202

Healthcare — Services — 3.2%
HCA Healthcare, Inc.	1,800	431,928
Laboratory Corp. of America Holdings	1,790	421,509
Quest Diagnostics, Inc.	2,634	412,063
Total Healthcare — Services		1,265,500

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders — 1.9%
Installed Building Products, Inc.	4,678	$400,437
Thor Industries, Inc.	4,729	356,992
Total Home Builders		757,429

Home Furnishings — 1.0%
Dolby Laboratories, Inc., Class A	5,372	378,941

Insurance — 2.0%
Assured Guaranty Ltd.	6,740	419,632
MGIC Investment Corp.	27,684	359,892
Total Insurance		779,524

Iron/Steel — 5.1%
Commercial Metals Co.	8,194	395,770
Nucor Corp.	2,901	382,381
Reliance Steel & Aluminum Co.	2,034	411,763
Steel Dynamics, Inc.	4,190	409,363
United States Steel Corp.	15,699	393,260
Total Iron/Steel		1,992,537

Lodging — 1.9%
Boyd Gaming Corp.	7,236	394,579
Choice Hotels International, Inc.	3,057	344,341
Total Lodging		738,920

Media — 2.8%
Fox Corp., Class A	11,584	351,806
Nexstar Media Group, Inc.	2,048	358,461
Sirius XM Holdings, Inc.(a)	64,751	378,146
Total Media		1,088,413

Mining — 1.1%
Alcoa Corp.	9,616	437,239

Oil & Gas — 17.7%
APA Corp.	8,712	406,676
California Resources Corp.	8,428	366,702
Chevron Corp.	2,441	438,135
ConocoPhillips	3,418	403,324
Coterra Energy, Inc.	13,115	322,236
Delek US Holdings, Inc.	12,820	346,140
Exxon Mobil Corp.	3,917	432,045
HF Sinclair Corp.	6,580	341,436
Marathon Oil Corp.	14,517	392,975
Marathon Petroleum Corp.	3,756	437,161
Occidental Petroleum Corp.	5,708	359,547
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
Ovintiv, Inc.	7,504	$380,528
PDC Energy, Inc.	5,619	356,694
Permian Resources Corp.	42,349	398,081
Phillips 66	3,860	401,749
Range Resources Corp.	14,816	370,696
Ranger Oil Corp., Class A	10,056	406,564
Valero Energy Corp.	3,363	426,630
Total Oil & Gas		6,987,319

Packaging & Containers — 1.1%
Greif, Inc., Class A	6,272	420,600

Pharmaceuticals — 1.0%
Cardinal Health, Inc.	5,069	389,654

REITS — 2.9%
Apple Hospitality REIT, Inc.	25,131	396,567
National Health Investors, Inc.	6,858	358,125
Orchid Island Capital, Inc.	36,388	382,074
Total REITS		1,136,766

Retail — 6.9%
Academy Sports & Outdoors, Inc.	7,554	396,887
Group 1 Automotive, Inc.	2,254	406,554
Lowe’s Cos., Inc.	1,964	391,307
Murphy USA, Inc.	1,360	380,174
Penske Automotive Group, Inc.	3,408	391,682
Sonic Automotive, Inc., Class A	8,380	412,883
Williams-Sonoma, Inc.(a)	3,052	350,736
Total Retail		2,730,223

Semiconductors — 5.1%
Applied Materials, Inc.	3,777	367,804
KLA Corp.	1,088	410,209
Kulicke & Soffa Industries, Inc. (Singapore)	9,368	414,628
Power Integrations, Inc.	5,856	419,992
Teradyne, Inc.	4,456	389,231
Total Semiconductors		2,001,864

Transportation — 6.0%
CH Robinson Worldwide, Inc.	4,300	393,708
Expeditors International of Washington, Inc.	3,828	397,806
Forward Air Corp.	3,860	404,875
International Seaways, Inc.	10,170	376,493

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
Landstar System, Inc.	2,442	$397,802
Matson, Inc.	6,592	412,066
Total Transportation		2,382,750
Total Common Stocks (Cost $39,289,555)		39,223,261

MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $122,357)	122,357	122,357

REPURCHASE AGREEMENTS — 1.0%(c)
Citibank NA, dated 12/30/22, due 01/03/23, 4.30%, total to be received $133,005, (collateralized by various U.S. Government Agency Obligations, 1.38%-4.50%, 4/15/25-11/1/51, totaling $135,713)	$132,941	132,941
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $250,119, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $382,941)		382,941

Total Investments — 100.9% (Cost $39,794,853)		39,728,559
Liabilities in Excess of Other Assets — (0.9%)		(339,717)
Net Assets — 100.0%		$39,388,842

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $958,028; the aggregate market value of the collateral held by the fund is $990,149. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $607,208.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,223,261	$-	$-	$39,223,261
Money Market Fund	122,357	-	-	122,357
Repurchase Agreements	-	382,941	-	382,941
Total	$39,345,618	$382,941	$-	$39,728,559

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.1%
Agriculture	1.0
Apparel	1.0
Auto Parts & Equipment	1.0
Banks	2.1
Building Materials	4.1
Chemicals	4.7
Coal	1.9
Commercial Services	7.9
Computers	1.0
Cosmetics / Personal Care	1.0
Distribution/Wholesale	2.0
Diversified Financial Services	5.3
Electric	0.8
Electrical Components & Equipment	3.0
Entertainment	2.0
Healthcare — Services	3.2
Home Builders	1.9
Home Furnishings	1.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Insurance	2.0%
Iron/Steel	5.1
Lodging	1.9
Media	2.8
Mining	1.1
Oil & Gas	17.7
Packaging & Containers	1.1
Pharmaceuticals	1.0
REITS	2.9
Retail	6.9
Semiconductors	5.1
Transportation	6.0
Money Market Fund	0.3
Repurchase Agreements	1.0
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 99.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(a) (Cost $25,771,436)	25,771,436	$25,771,436

Total Investments — 99.9% (Cost $25,771,436)		25,771,436
Other Assets in Excess of Liabilities — 0.1%		34,368
Net Assets — 100.0%		$25,805,804

(a)	Rate shown reflects the 7-day yield as of December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$25,771,436	$-	$-	$25,771,436

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	99.9%
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 47.0%

Alternative Investments — 47.0%
ProShares Bitcoin Strategy ETF*(a)	7,473	$77,943
Valkyrie Bitcoin Strategy ETF*	1,208	7,985
Total Exchange Traded Funds (Cost $104,446)		85,928

MONEY MARKET FUND — 41.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $75,525)	75,525	75,525

REPURCHASE AGREEMENT — 21.2%(c)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $39,900, (collateralized by various U.S. Government Agency Obligations, 0.75%-4.50%, 11/15/25-3/31/26, totaling $39,660) (Cost $38,882)	$38,882	38,882

Total Investments — 109.5% (Cost $218,853)		200,335
Liabilities in Excess of Other Assets — (9.5%)		(17,515)
Net Assets — 100.0%		$182,820

ETF — Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $37,548; the aggregate market value of the collateral held by the fund is $38,882.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$85,928	$-	$-	$85,928
Money Market Fund	75,525	-	-	75,525
Repurchase Agreement	-	38,882	-	38,882
Total	$161,453	$38,882	$-	$200,335

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Alternative Investments	47.0%
Money Market Fund	41.3
Repurchase Agreement	21.2
Total Investments	109.5
Liabilities in Excess of Other Assets	(9.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 90.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(a) (Cost $3,972,677)	3,972,677	$3,972,677

Total Investments — 90.2% (Cost $3,972,677)		3,972,677
Other Assets in Excess of Liabilities — 9.8%		429,584
Net Assets — 100.0%		$4,402,261

(a)	Rate shown reflects the 7-day yield as of December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,972,677	$-	$-	$3,972,677
Swaps†	-	361,406	-	361,406
Total	$3,972,677	$361,406	$-	$4,334,083

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	90.2%
Total Investments	90.2
Other Assets in Excess of Liabilities	9.8
Net Assets	100.0%

Total Return Swap contracts outstanding as of December 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	SOFR + 1.00%	Monthly	8/25/2023	$8,049,969	$8,411,375	$361,406

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — 35.4%

Accelerated LLC, Class A, Series 2021-1H, 1.35%, 10/20/40‡	$159,899	$144,960
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	86,217	81,262
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	335,000	295,315
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	111,834	108,101
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27‡	260,000	238,075
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	39,511	38,611
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34‡	210,000	177,248
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	112,695	108,801
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35‡	36,349	33,150
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37‡	148,758	141,993
Carvana Auto Receivables Trust, Class C, Series 2021-N2, 1.07%, 03/10/28	120,768	111,045
Carvana Auto Receivables Trust, Class C, Series 2022-N1, 3.32%, 12/11/28‡	240,000	231,807
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26‡	235,000	225,727
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	250,101
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	173,376	160,445
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	68,363	60,753
Credit Acceptance Auto Loan Trust, Class A, Series 2022-1A, 4.60%, 06/15/32‡	230,000	224,225
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust, Class B, Series 2019-3A, 2.86%, 01/16/29‡	$67,144	$67,038
Credito Real USA Auto Receivables Trust, Class A, Series 2021-1A, 1.35%, 02/16/27‡	69,701	68,136
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	76,503	75,477
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	76,163	74,320
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	556	555
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	135,267	133,687
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29‡	185,000	179,722
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	46,246	46,080
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	138,305
Foundation Finance Trust, Class A, Series 2021-1A, 1.27%, 05/15/41‡	175,605	157,268
Foursight Capital Automobile Receivables Trust, Class B, Series 2022-1, 2.15%, 05/17/27‡	195,000	181,394
Freed ABS Trust, Class C, Series 2022-1FP, 2.51%, 03/19/29‡	145,000	135,687
GCI Funding I LLC, Class A, Series 2021-1 (Bermuda), 2.38%, 06/18/46‡	169,946	144,949
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	115,354	113,752
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	105,598
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28‡	190,000	182,541
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	10,317	10,141
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26‡	295,000	262,356

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Hilton Grand Vacations Trust, Class B, Series 2022-1D, 4.10%, 06/20/34‡	$194,836	$185,513
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	138,737	127,406
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27‡	212,420	203,404
Lendingpoint Asset Securitization Trust, Class B, Series 2022-A, 2.41%, 06/15/29‡	245,000	236,630
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	65,154	64,288
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	219,507
Mercury Financial Credit Card Master Trust, Class A, Series 2022-1A, 2.50%, 09/21/26‡	145,000	137,927
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69‡	234,160	196,646
NMEF Funding LLC, Class B, Series 2022-A, 3.35%, 10/16/28‡	195,000	177,316
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	42,936	42,316
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	24,104	23,857
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	206,697	194,806
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 5.14%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	142,109	140,442
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	15,686	15,486
Pawneee Equipment Receivables Series LLC, Class B, Series 2022-1, 5.40%, 07/17/28‡	210,000	203,632
Purchasing Power Funding LLC, Class A, Series 2021-A, 1.57%, 10/15/25‡	265,000	257,616
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Sierra Timeshare Receivables Funding LLC, Class C, Series 2022-2A, 6.36%, 06/20/40‡	$125,091	$122,085
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	14,659	14,641
Sofi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31‡	78,000	78,020
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	57,578	56,522
Tricolor Auto Securitization Trust, Class C, Series 2022-1A, 4.71%, 08/15/25‡	235,000	229,623
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	8,075	8,051
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31‡	240,000	227,965
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	51,984	51,832
VFI ABS LLC, Class B, Series 2022-1A, 3.04%, 07/24/28‡	320,000	301,932
Westgate Resorts LLC, Class B, Series 2022-1A, 2.29%, 08/20/36‡	146,339	137,763
Total Asset Backed Securities (Cost $8,909,940)		8,363,851

MORTGAGE BACKED SECURITIES — 20.5%

Commercial Mortgage Backed Securities — 3.4%
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	213,752	194,875
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, Series 2013-C10, 4.07%, 07/15/46@*	275,000	272,858
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	32,059	26,879
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	71,774	63,384
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	238,551
Total Commercial Mortgage Backed Securities		796,547

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Mortgage Backed Security — 0.3%
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61@‡*	$90,266	$85,382

Residential Mortgage Backed Securities — 16.8%
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	591	589
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	56,458	53,801
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	53,530	49,793
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	109,532	102,259
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	27,661	25,947
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	145,189	113,119
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	432,135	364,032
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	108,550	90,546
Dominion Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 07/25/27‡	315,000	284,841
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	21,063	19,824
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65@‡*	137,069	123,227
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	80,047	65,318
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	39,772	36,913
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.35%, 06/25/29@‡*	135,134	125,773
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	69,385	65,156
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 4.86%, 05/25/45@‡*	77,819	75,162
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Lhome Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26‡	$205,000	$193,622
MFA Trust, Class A1, Series 2020-NQM3, 1.01%, 01/26/65@‡*	182,002	166,985
Mill City Mortgage Loan Trust, Class M2, Series 2017-3, 3.25%, 01/25/61@‡*	123,115	111,338
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58@‡*	159,162	138,495
NLT Trust, Class A1, Series 2021-INV2, 1.16%, 08/25/56@‡*	259,159	205,403
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61‡	74,670	67,100
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	26,895	25,853
PRPM LLC, Class A1, Series 2021-RPL2, 1.46%, 10/25/51@‡*	78,919	70,709
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	38,541	32,345
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	47,553	45,725
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	310,848	282,466
Starwood Mortgage Residential Trust, Class A2, Series 2021-3, 1.40%, 06/25/56@‡*	81,183	64,591
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	236,918	217,984
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	79,036	74,404
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	100,000	97,219
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	111,019
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54@‡*	148,678	139,270
Visio Trust, Class A1, Series 2021-1R, 1.28%, 05/25/56‡	227,142	209,101

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.67%, 07/25/34@*	$17,819	$17,910
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.62%, 07/25/34@*	41,485	42,414
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.02%, 10/25/34@*	56,306	52,989
Total Residential Mortgage Backed Securities		3,963,242
Total Mortgage Backed Securities (Cost $5,414,060)		4,845,171

TERM LOANS — 12.4%

Aerospace — 1.2%
Air Canada, 8.13%, (3-Month USD LIBOR + 3.50%), 08/11/28@	28,094	27,853
Brown Group Holding LLC, 6.88%, (1-Month USD LIBOR + 2.50%), 06/07/28@	44,293	43,561
Mileage Plus Holdings LLC, 10.00%, (3-Month USD LIBOR + 5.25%), 06/21/27@	76,500	78,824
SkyMiles IP Ltd, 7.99%, (3-Month USD LIBOR + 3.75%), 09/16/27@	60,000	61,271
TransDigm, Inc., 6.98%, (3-Month USD LIBOR + 2.25%), 05/30/25@	68,335	67,722
Total Aerospace		279,231

Chemicals — 0.6%
Ineos US Finance LLC, 8.17%, (1-Month USD LIBOR + 3.75%), 11/03/27@	147,019	144,997

Consumer Durables — 0.7%
Fluidra Finco SL, 6.42%, (1-Month USD LIBOR + 2.00%), 01/21/29@	118,464	113,015
Resideo Funding, Inc., 6.88%, (3-Month USD LIBOR + 2.25%), 02/11/28@	63,314	62,958
Total Consumer Durables		175,973
Investments	Principal	Value
TERM LOANS (continued)

Energy — 0.5%
Freeport LNG Investments LLLP, 7.74%, (3-Month USD LIBOR + 3.50%), 11/17/28@	$39,409	$37,565
Oryx Midstream Services Permian Basin LLC, 7.92%, (3-Month USD LIBOR + 3.25%), 09/30/28@	73,145	72,396
Total Energy		109,961

Financials — 0.7%
Avolon TLB Borrower 1 US LLC, 6.60%, (1-Month USD LIBOR + 2.25%), 12/01/27@	60,779	60,752
Citadel Securities LP, 6.70%, (1-Month USD LIBOR + 2.50%), 02/02/28@	96,993	95,393
Total Financials		156,145

Food/Tobacco — 0.7%
Aramark Services, Inc., 6.88%, (1-Month USD LIBOR + 2.50%), 04/06/28@	109,607	108,470
Hostess Brands LLC, 6.66%, (3-Month USD LIBOR + 2.25%), 08/03/25@	65,974	65,875
Total Food/Tobacco		174,345

Forest Prod/Containers — 0.5%
Berry Global, Inc., 6.02%, (1-Month USD LIBOR + 1.75%), 07/01/26@	78,223	77,743
Mauser Packaging Solutions Holding Co., 7.37%, (1-Month USD LIBOR + 3.25%), 04/03/24@	43,253	42,316
Total Forest Prod/Containers		120,059

Gaming/Leisure — 1.3%
Caesars Resort Collection LLC, 7.13%, (1-Month USD LIBOR + 2.75%), 12/23/24@	81,391	81,313
Hilton Worldwide Finance LLC, 6.17%, (1-Month USD LIBOR + 1.75%), 06/22/26@	85,000	84,836
Scientific Games, 7.42%, (1-Month USD LIBOR + 3.00%), 04/07/29@	49,750	49,199
Stars Group Holdings BV, 6.98%, (3-Month USD LIBOR + 2.25%), 07/21/26@	37,582	37,122
UFC Holdings LLC, 7.11%, (3-Month USD LIBOR + 2.75%), 04/29/26@	42,814	42,332
Total Gaming/Leisure		294,802

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Health Care — 1.0%
Agiliti Health Inc, 6.88%, (1-Month USD LIBOR + 2.75%), 01/04/26@	$59,231	$57,972
Elanco Animal Health, Inc., 5.87%, (1-Month USD LIBOR + 1.75%), 08/01/27@	53,030	51,032
Horizon Therapeutics USA, Inc., 6.19%, (1-Month USD LIBOR + 1.75%), 03/15/28@	37,697	37,707
Select Medical Corp., 6.89%, (1-Month USD LIBOR + 2.50%), 03/06/25@	90,000	88,459
Total Health Care		235,170

Housing — 1.0%
CPG International (Azek), 6.92%, (1-Month USD LIBOR + 2.50%), 04/20/29@	89,775	87,531
Quikrete Holdings, Inc., 7.38%, (1-Month USD LIBOR + 3.00%), 06/11/28@	89,325	88,746
Standard Industries Inc/NJ, 6.43%, (3-Month USD LIBOR + 2.25%), 08/06/28@	58,447	57,810
Total Housing		234,087

Information Technology — 1.4%
CCC Intelligent Solutions Inc, 6.63%, (1-Month USD LIBOR + 2.25%), 09/15/28@	64,151	63,767
Go Daddy Operation LLC, 7.57%, (1-Month USD LIBOR + 3.25%), 10/21/29@	180,526	180,463
Open Text Corporation, 11/16/29(a)	40,000	39,165
UKG Inc, 7.00%, (3-Month USD LIBOR + 3.25%), 05/04/26@	44,438	42,383
Total Information Technology		325,778

Manufacturing — 0.5%
Gates Global LLC, 6.88%, (1-Month USD LIBOR + 2.50%), 03/31/27@	42,756	41,933
NCR Corp., 6.92%, (3-Month USD LIBOR + 2.50%), 08/28/26@	86,127	83,866
Total Manufacturing		125,799

Media/Telecom — Broadcasting — 0.3%
Nexstar Media Group, Inc., 6.88%, (1-Month USD LIBOR + 2.50%), 09/18/26@	62,343	61,946
Investments	Principal	Value
TERM LOANS (continued)

Media/Telecom — Cable/Wireless Video — 0.6%
Charter Communications Operating LLC, 6.14%, (1-Month USD LIBOR + 1.75%), 02/01/27@	$67,059	$65,584
Directv Financing LLC, 9.38%, (1-Month USD LIBOR + 5.00%), 07/22/27@	86,253	84,160
Total Media/Telecom — Cable/Wireless Video		149,744

Media/Telecom — Wireless Communications — 0.3%
SBA Senior Finance II LLC, 6.14%, (1-Month USD LIBOR + 1.75%), 04/11/25@	82,451	82,279

Service — 0.7%
Asplundh Tree Expert LLC, 6.13%, (1-Month USD LIBOR + 1.75%), 09/07/27@	38,010	37,994
Dun & Bradstreet Corp. (The), 7.64%, (1-Month USD LIBOR + 3.25%), 02/06/26@	40,035	39,738
NAB Holdings LLC, 7.73%, (3-Month USD LIBOR + 3.00%), 11/17/28@	44,164	43,093
Pike Corp., 7.39%, (1-Month USD LIBOR + 3.00%), 01/21/28@	45,479	44,928
Total Service		165,753

Utilities — 0.4%
Vistra Operations Co. LLC, 6.09%, (1-Month USD LIBOR + 1.75%), 12/31/25@	94,034	93,356
Total Term Loans (Cost $2,954,178)		2,929,425

U.S. TREASURY NOTES — 12.0%
U.S. Treasury Note, 0.13%, 08/31/23	1,310,000	1,270,485
U.S. Treasury Note, 4.25%, 09/30/24(b)	860,000	856,036
U.S. Treasury Note, 0.63%, 12/31/27	835,000	708,771
Total U.S. Treasury Notes (Cost $2,846,223)		2,835,292

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 10.6%

Communication Services — 0.6%
Level 3 Financing, Inc., 4.25%, 07/01/28‡	$165,000	$130,347

Financials — 3.6%
Blackstone Private Credit Fund, 2.63%, 12/15/26	86,000	71,388
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	115,000	91,851
Citadel LP, 4.88%, 01/15/27‡	170,000	158,447
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52@‡	107,000	99,976
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T-Note + 3.32%), 12/15/51@‡	190,000	155,032
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	74,000	72,806
Spirit Realty LP, 4.45%, 09/15/26	96,429	92,376
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 05/06/31@	135,000	120,117
Total Financials		861,993

Health Care — 1.0%
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	55,000	45,913
Universal Health Services, Inc., 1.65%, 09/01/26‡	175,000	150,707
Viatris, Inc., 2.30%, 06/22/27	50,000	42,837
Viatris, Inc., 2.30%, 06/22/27‡	157	134
Total Health Care		239,591

Industrials — 1.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27‡	206,590	197,215
General Electric Co., Series D, 8.10%, (3-Month USD LIBOR + 3.33%)#@	80,000	78,895
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	66,000	54,622
Total Industrials		330,732

Information Technology — 1.2%
CDW LLC / CDW Finance Corp., 3.28%, 12/01/28	98,000	84,088
Dell International LLC / EMC Corp., 4.90%, 10/01/26	80,000	78,967
Investments	Principal	Value
CORPORATE BONDS (continued)

Information Technology (continued)
Entegris Escrow Corp., 4.75%, 04/15/29‡	$40,000	$36,558
Kyndryl Holdings, Inc., 2.05%, 10/15/26	108,000	89,220
Total Information Technology		288,833

Materials — 0.9%
Bayport Polymers LLC, 4.74%, 04/14/27‡	140,000	130,109
Celanese US Holdings LLC, 6.05%, 03/15/25	85,000	84,846
Total Materials		214,955

Real Estate — 1.3%
EPR Properties, 4.95%, 04/15/28	90,000	77,057
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	30,000	29,517
Office Properties Income Trust, 4.50%, 02/01/25	50,000	45,374
Office Properties Income Trust, 2.65%, 06/15/26	105,000	81,576
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25‡	75,000	72,004
Total Real Estate		305,528

Utilities — 0.6%
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T-Note + 2.92%), 09/15/51@	164,000	132,832
Total Corporate Bonds (Cost $2,849,688)		2,504,811

FOREIGN BONDS — 6.7%

Consumer Staples — 0.8%
Bacardi Ltd. (Bermuda), 4.70%, 05/15/28‡	110,000	105,410
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	85,000	70,907
Total Consumer Staples		176,317

Energy — 1.3%
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	80,000	70,250
Enbridge, Inc. (Canada), 7.38%, (US 5 Year CMT T-Note + 3.71%), 01/15/83@	75,000	73,568

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Energy (continued)
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	$180,000	$164,637
Total Energy		308,455

Financials — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/28	155,000	130,401
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/28	45,000	41,460
Total Financials		171,861

Industrials — 0.7%
British Airways Pass-Through Trust, Class A, Series 2021-1 (United Kingdom), 2.90%, 03/15/35‡	211,565	173,180

Materials — 0.7%
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	100,000	94,251
Suzano Austria GMBH (Brazil), 2.50%, 09/15/28	80,000	67,425
Total Materials		161,676

Sovereign Government — 2.5%
Dominican Republic International Bond (Dominican Republic), 5.50%, 02/22/29‡	195,000	179,545
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	194,481
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	201,054
Total Sovereign Government		575,080
Total Foreign Bonds (Cost $1,736,041)		1,566,569

MONEY MARKET FUND — 2.1%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 4.08%(c) (Cost $484,791)	484,791	484,791
Investments	Principal	Value
REPURCHASE AGREEMENT — 0.0%**(d)
JP Morgan Securities LLC, dated 12/30/22, due 01/03/23, 4.31%, total to be received $334, (collateralized by various U.S. Government Agency Obligations, 0.00%-0.13%, 5/15/23-12/28/23, totaling $341) (Cost $334)	$334	$334

Total Investments — 99.7% (Cost $25,195,255)		23,530,244
Other Assets in Excess of Liabilities — 0.3%		77,378
Net Assets — 100.0%		$23,607,622

CMT — Constant Maturity Treasury Index

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

USD — United States Dollar

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	This loan will settle after December 31, 2022 at which time the interest rate will be determined.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $622,119; the aggregate market value of the collateral held by the fund is $642,323. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $641,989.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$8,363,851	$-	$8,363,851
Mortgage Backed Securities	-	4,845,171	-	4,845,171
Term Loans	-	2,929,425	-	2,929,425
U.S. Treasury Notes	-	2,835,292	-	2,835,292
Corporate Bonds	-	2,504,811	-	2,504,811
Foreign Bonds	-	1,566,569	-	1,566,569
Money Market Fund	484,791	-	-	484,791
Repurchase Agreement	-	334	-	334
Total	$484,791	$23,045,453	$-	$23,530,244

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace	1.2%
Asset Backed Securities	35.4
Chemicals	0.6
Commercial Mortgage Backed Securities	3.4
Communication Services	0.6
Consumer Durables	0.7
Consumer Staples	0.8
Energy	1.8
Financials	5.0
Food/Tobacco	0.7
Forest Prod/Containers	0.5
Gaming/Leisure	1.3
Health Care	2.0
Housing	1.0
Industrials	2.1
Information Technology	2.6
Manufacturing	0.5
Materials	1.6

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Media/Telecom — Broadcasting	0.3%
Media/Telecom — Cable/Wireless Video	0.6
Media/Telecom — Wireless Communications	0.3
Mortgage Backed Security	0.3
Real Estate	1.3
Residential Mortgage Backed Securities	16.8
Service	0.7
Sovereign Government	2.5
U.S. Treasury Notes	12.0
Utilities	1.0
Money Market	2.1
Repurchase Agreements	-
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — 38.6%

Diversified Financial Services — 38.6%
Ally Auto Receivables Trust, Class A3, Series 2022-3, 5.07%, 04/15/27	$500,000	$502,682
American Credit Acceptance Receivables Trust, Class D, Series 2019-3, 2.89%, 09/12/25‡	237,341	235,989
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	355,000	339,264
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-2, 0.34%, 12/18/26	600,000	584,210
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-3, 0.76%, 08/18/26	400,000	381,882
Carmax Auto Owner Trust, Class A2A, Series 2022-4, 5.34%, 12/15/25	500,000	501,483
Carvana Auto Receivables Trust, Class A1, Series 2021-N4, 0.83%, 09/11/28	153,741	148,676
Carvana Auto Receivables Trust, Class A1, Series 2022-N1, 2.31%, 12/11/28‡	135,797	131,870
CIG Auto Receivables Trust, Class A, Series 2021-1, 0.69%, 04/14/25‡	188,244	185,165
CNH Equipment Trust, Class A2, Series 2022-B, 3.94%, 12/15/25	650,000	642,111
Conn’s Receivables Funding LLC, Class A, Series 2021-A, 1.05%, 05/15/26‡	450	449
Enterprise Fleet Funding LLC, Class A2, Series 2021-1, 0.44%, 12/21/26‡	348,693	337,919
FHF Trust, Class A, Series 2022-2A, 6.14%, 12/15/27‡	233,467	231,565
First Investors Auto Owner Trust, Class A, Series 2022-1A, 2.03%, 01/15/27‡	202,921	196,968
Flagship Credit Auto Trust, Class A, Series 2021-4, 0.81%, 07/17/26‡	262,681	254,955
Flagship Credit Auto Trust, Class A, Series 2022-1, 1.79%, 10/15/26‡	301,712	291,170
Ford Credit Auto Lease Trust, Class A2, Series 2021-B, 0.24%, 04/15/24	117,587	117,226
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
GLS Auto Receivables Issuer Trust, Class A, Series 2021-3A, 0.42%, 01/15/25‡	$30,657	$30,500
GLS Auto Receivables Issuer Trust, Class A, Series 2021-4A, 0.84%, 07/15/25‡	282,881	279,055
GLS Auto Receivables Issuer Trust, Class B, Series 2021-3A, 0.78%, 11/17/25‡	195,000	189,717
GLS Auto Receivables Trust, Class A, Series 2022-1A, 1.98%, 08/15/25‡	326,911	322,438
GM Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24	190,000	189,643
GM Financial Consumer Automobile Receivables Trust, Class A2A, Series 2022-4, 4.60%, 11/17/25	258,000	256,933
GreatAmerica Leasing Receivables Funding LLC, Class A2, Series 2021-2, 0.38%, 03/15/24‡	391,725	385,082
Honda Auto Receivables Owner Trust, Class A2, Series 2021-3, 0.20%, 02/20/24	102,740	102,148
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2022-C, 4.34%, 01/15/25‡	525,000	521,068
John Deere Owner Trust, Class A2, Series 2022-B, 3.73%, 06/16/25	285,000	282,409
OneMain Financial Issuance Trust, Class A, Series 2020-1A, 3.84%, 05/14/32‡	225,045	223,448
Oscar US Funding XIV LLC, Class A2, Series 2022-1A (Japan), 1.60%, 03/10/25‡	488,720	478,642
Santander Drive Auto Receivables Trust, Class A3, Series 2022-1, 1.94%, 11/17/25	490,000	482,752
Santander Drive Auto Receivables Trust, Class C, Series 2020-3, 1.12%, 01/15/26	143,875	142,594
Santander Drive Auto Receivables Trust, Class C, Series 2021-1, 0.75%, 02/17/26	553,237	543,737

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Sofi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31‡	$700,000	$700,180
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	77,729	77,066
Toyota Auto Receivables Owner Trust, Class A2A, Series 2022-B, 2.35%, 01/15/25	308,493	304,879
United Auto Credit Securitization Trust, Class A, Series 2022-1, 1.11%, 07/10/24‡	86,089	85,739
Verizon Owner Trust, Class B, Series 2020-A, 1.98%, 07/22/24	700,000	693,426
Westlake Automobile Receivables Trust, Class A2, Series 2021-3A, 0.57%, 09/16/24‡	150,549	149,469
Westlake Automobile Receivables Trust, Class A2A, Series 2021-2A, 0.32%, 04/15/25‡	151,997	150,413
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	560,000	546,042
Total Asset Backed Securities (Cost $12,369,446)		12,220,964

U.S. GOVERNMENT BONDS AND NOTES — 24.7%
Federal Farm Credit Banks Funding Corp., 3.94%, 07/27/26	750,000	738,053
Federal Farm Credit Banks Funding Corp., 4.89%, 10/03/25	1,050,000	1,046,284
Federal Farm Credit Banks Funding Corp., 4.92%, 01/12/26	327,000	326,122
Federal Farm Credit Banks Funding Corp., 5.04%, 02/23/24	500,000	499,763
Federal Farm Credit Banks Funding Corp., 5.06%, 12/05/24	500,000	499,471
Federal Home Loan Banks, 3.00%, 04/29/27	150,000	146,873
Federal Home Loan Banks, 3.64%, 07/28/25	750,000	728,448
Federal Home Loan Banks, 3.70%, 03/15/24	455,000	450,102
Investments	Principal	Value
U.S. GOVERNMENT BONDS AND NOTES (continued)
Federal Home Loan Banks, 3.72%, 10/10/23	$150,000	$149,089
Federal Home Loan Banks, 4.30%, 09/26/23	1,500,000	1,494,475
Federal Home Loan Banks, 4.75%, 10/24/23	245,000	244,820
Federal Home Loan Mortgage Corp., 4.75%, 09/30/25	1,000,000	994,148
Federal Home Loan Mortgage Corp., 0.30%, 11/16/23	341,000	327,729
Federal Home Loan Mortgage Corp., 5.13%, 12/30/24	160,000	159,997
Total U.S. Government Bonds and Notes (Cost $7,862,665)		7,805,374

CORPORATE BONDS — 14.7%

Banks — 0.8%
JPMorgan Chase Bank NA, Series 2, 3.00%, (3-Month USD LIBOR + 0.10%), 12/04/23@	245,000	241,531

Diversified Financial Services — 2.6%
Aircastle Ltd., 4.40%, 09/25/23	325,000	321,845
American Express Co., 4.79%, (SOFR + 0.72%), 05/03/24@	495,000	494,562
Total Diversified Financial Services		816,407

Electric — 1.9%
OGE Energy Corp., 0.70%, 05/26/23	113,000	111,015
Pacific Gas and Electric Co., 3.25%, 02/16/24	500,000	488,393
Total Electric		599,408

Entertainment — 1.2%
Warnermedia Holdings, Inc., 3.53%, 03/15/24‡(a)	375,000	363,710

Gas — 3.1%
CenterPoint Energy Resources Corp., 5.28%, (3-Month USD LIBOR + 0.50%), 03/02/23@	523,000	522,753
Southern California Gas Co., 5.10%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	464,720
Total Gas		987,473

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Insurance — 2.5%
Athene Global Funding, 5.04%, (SOFR + 0.72%), 01/07/25@‡	$825,000	$803,011

Pipelines — 1.6%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	509,000	507,924

Retail — 1.0%
QVC, Inc., 4.38%, 03/15/23	336,000	331,821
Total Corporate Bonds (Cost $4,718,513)		4,651,285

MORTGAGE BACKED SECURITIES — 9.4%

Commercial Mortgage Backed Securities — 9.4%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	100,283	92,638
Federal Home Loan Mortgage Corp., Class A1, Series 2013-K033, 2.87%, 02/25/23	264,528	263,490
Federal Home Loan Mortgage Corp., Class A2, Series 2013-K033, 3.06%, 07/25/23@*	300,000	297,068
Federal Home Loan Mortgage Corp., Class A1, Series 2015-K051, 2.89%, 04/25/25	321,012	312,016
Federal Home Loan Mortgage Corp., Class PA, Series 2016-4614, 3.00%, 12/15/43	590,356	582,971
Federal Home Loan Mortgage Corp., Class LB, Series 2017-4673, 2.50%, 04/15/44	26,639	26,289
Federal Home Loan Mortgage Corp., Class QM, Series 2018-4776, 3.00%, 06/15/45	188,767	184,510
Federal Home Loan Mortgage Corp., Class EG, Series 2019-4870, 3.00%, 06/15/46	370,865	354,295
Federal Home Loan Mortgage Corp., Class MA, Series 2014-4409, 3.00%, 01/15/54	182,715	177,401
Federal National Mortgage Association, Class LB, Series 2014-85, 3.00%, 02/25/33	258,541	254,630
Investments	Principal/ Shares	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Federal National Mortgage Association, Class FW, Series 2004-60, 4.84%, (1-Month USD LIBOR + 0.45%), 04/25/34@	$124,846	$124,334
Federal National Mortgage Association, Class JA, Series 2017-49, 4.00%, 07/25/53	312,771	306,122
Total Mortgage Backed Securities (Cost $3,020,395)		2,975,764

U.S. TREASURY NOTES — 7.4%
U.S. Treasury Note, 2.75%, 08/31/23(a)	425,000	419,618
U.S. Treasury Note, 3.25%, 08/31/24(a)	530,000	519,234
U.S. Treasury Note, 4.25%, 09/30/24	700,000	696,774
U.S. Treasury Note, 3.50%, 09/15/25	700,000	686,656
Total U.S. Treasury Notes (Cost $2,349,731)		2,322,282

FOREIGN BOND — 1.0%

Oil & Gas — 1.0%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia) (Cost $334,779)	328,000	326,266

MONEY MARKET FUND — 3.9%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 4.11%(b) (Cost $1,220,640)	1,220,640	1,220,640

REPURCHASE AGREEMENT — 0.0%**(c)
National Bank Financial Inc., dated 12/30/23, due 01/03/23, 4.32%, total to be received $4,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.44%, 01/03/23-09/09/49, totaling $4,080) (Cost $4,000)	$4,000	4,000

Total Investments — 99.7% (Cost $31,880,169)		31,526,575
Other Assets in Excess of Liabilities — 0.3%		101,793
Net Assets — 100.0%		$31,628,368

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $671,214; the aggregate market value of the collateral held by the fund is $692,970. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $688,970.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$12,220,964	$-	$12,220,964
U.S. Government Bonds and Notes	-	7,805,374	-	7,805,374
Corporate Bonds	-	4,651,285	-	4,651,285
Mortgage Backed Securities	-	2,975,764	-	2,975,764
U.S. Treasury Notes	-	2,322,282	-	2,322,282
Foreign Bond	-	326,266	-	326,266
Money Market Fund	1,220,640	-	-	1,220,640
Repurchase Agreement	-	4,000	-	4,000
Total	$1,220,640	$30,305,935	$-	$31,526,575

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	0.8%
Commercial Mortgage Backed Securities	9.4
Diversified Financial Services	41.2
Electric	1.9
Entertainment	1.2
Gas	3.1
Insurance	2.5
Oil & Gas	1.0
Pipelines	1.6
Retail	1.0
U.S. Government Bonds and Notes	24.7
U.S. Treasury Notes	7.4
Money Market Fund	3.9
Repurchase Agreement	0.0 **
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS — 8.0%

Agriculture — 0.3%
Village Farms International, Inc. (Canada)*	7,293	$9,773

Pharmaceuticals — 7.7%
Intercure Ltd. (Israel)*	12,420	40,986
SNDL, Inc. (Canada)*(a)	99,673	208,316
Total Pharmaceuticals		249,302
Total Common Stocks (Cost $309,882)		259,075

MONEY MARKET FUND — 145.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b)(c) (Cost $4,724,099)	4,724,099	4,724,099

REPURCHASE AGREEMENT — 1.9%(d)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $69,629, (collateralized by various U.S. Government Agency Obligations, 0.75%-4.50%, 11/15/25-3/31/26, totaling $63,851) (Cost $62,599)	$62,599	62,599

Total Investments — 155.0% (Cost $5,096,580)		5,045,773
Liabilities in Excess of Other Assets — (55.0%)		(1,790,312)
Net Assets — 100.0%		$3,255,461

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $61,768; the aggregate market value of the collateral held by the fund is $62,599.
(b)	Amount includes $4,630,503 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$259,075	$-	$-	$259,075
Money Market Fund	4,724,099	-	-	4,724,099
Repurchase Agreement	-	62,599	-	62,599
Swaps†	-	188,193	-	188,193
Total	$4,983,174	$250,792	$-	$5,233,966

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$-	$(299)	$-	$(299)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	0.3%
Pharmaceuticals	7.7
Money Market Fund	145.1
Repurchase Agreement	1.9
Total Investments	155.0
Liabilities in Excess of Other Assets	(55.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES POSEIDON DYNAMIC CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ascend Well	SOFR + 1.00%	Monthly	11/20/2023	$480,789	$490,717	$9,928
Columbia Care	SOFR + 1.00%	Monthly	11/20/2023	34,067	33,768	(299)
Cresco Labs	SOFR + 1.00%	Monthly	11/20/2023	122,115	122,571	456
Curaleaf Holdings SUB VOT	SOFR + 1.00%	Monthly	11/20/2023	576,701	631,183	54,482
Green Thumb Industries SUB VOT	SOFR + 1.00%	Monthly	11/20/2023	863,015	938,883	75,868
Terrascend	SOFR + 1.00%	Monthly	11/20/2023	32,401	35,633	3,232
Trulieve Cannabis	SOFR + 1.00%	Monthly	11/20/2023	377,617	408,288	30,671
Verano Holdings	SOFR + 1.00%	Monthly	11/20/2023	198,779	212,335	13,556
Net Unrealized Appreciation						$187,894

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 86.8%

Biotechnology — 51.1%
ATAI Life Sciences NV (Germany)*	208,031	$553,362
Bright Minds Biosciences, Inc. (Canada)*	314,863	232,999
Cybin, Inc. (Canada)*(a)	1,678,331	498,632
Enveric Biosciences, Inc.*	116,295	238,405
GH Research PLC (Ireland)*(a)	29,258	282,925
Intra-Cellular Therapies, Inc.*	5,229	276,719
Mind Medicine MindMed, Inc.*	113,437	249,561
PsyBio Therapeutics Corp.*	2,583,122	68,194
Sage Therapeutics, Inc.*	7,139	272,282
Seelos Therapeutics, Inc.*	373,083	253,323
Small Pharma, Inc. (Canada)*	2,000,937	142,067
Total Biotechnology		3,068,469

Healthcare — Services — 9.4%
Field Trip Health & Wellness Ltd. (Canada)*	469,132	23,691
Greenbrook TMS, Inc. (Canada)*	117,428	234,856
Numinus Wellness, Inc. (Canada)*(a)	1,402,466	189,193
Reunion Neuroscience, Inc. (Canada)*	130,241	117,217
Total Healthcare — Services		564,957

Pharmaceuticals — 26.3%
Alkermes PLC*	10,701	279,617
Compass Pathways PLC (United Kingdom)*(a)(b)	90,448	726,298
FSD Pharma, Inc., Class B (Canada)*	368,879	290,824
Relmada Therapeutics, Inc.*	81,362	283,953
Total Pharmaceuticals		1,580,692
Total Common Stocks (Cost $12,573,587)		5,214,118

MONEY MARKET FUND — 7.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(c) (Cost $467,187)	467,187	467,187

Total Investments — 94.6% (Cost $13,040,774)		5,681,305
Other Assets in Excess of Liabilities — 5.4%		326,200
Net Assets — 100.0%		$6,007,505

PLC — Public Limited Company

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $384,796; the aggregate market value of the collateral held by the fund is $536,720. The aggregate market value of the collateral includes $536,720 of uninvested cash collateral.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,214,118	$-	$-	$5,214,118
Money Market Fund	467,187	-	-	467,187
Total	$5,681,305	$-	$-	$5,681,305

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(102,451)	$-	$(102,451)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	51.1%
Healthcare — Services	9.4
Pharmaceuticals	26.3
Money Market Fund	7.8
Total Investments	94.6
Other Assets in Excess of Liabilities	5.4
Net Assets	100.0%

Total Return Swap contracts outstanding as of December 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Core One Labs	-	-	8/25/2026	$99,987	$44,712	$(55,275)
Mindset Pharma	-	-	8/25/2026	76,732	29,556	(47,176)
Net Unrealized Depreciation						$(102,451)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 64.4%

Agriculture — 12.0%
Village Farms International, Inc. (Canada)*†(a)	4,430,131	$5,936,376

Distributors — 2.7%
High Tide, Inc. (Canada)*(a)	866,183	1,333,922

Investment Company — 1.6%
RIV Capital, Inc. (Canada)*	4,975,540	771,145

Pharmaceuticals — 36.6%
Canopy Growth Corp. (Canada)*(a)	519,798	1,200,733
Cardiol Therapeutics, Inc., Class A — Canada Exchange (Canada)*(a)	950,790	484,184
Cardiol Therapeutics, Inc., Class A — US Exchange (Canada)*	150,000	76,500
cbdMD, Inc.*	872,753	198,115
Charlottes Web Holdings, Inc.*(a)	1,817,435	979,171
Clever Leaves Holdings, Inc. (Canada)*	1,005,983	310,748
Hempfusion Wellness, Inc. (Canada)*	1,785,852	62,505
IM Cannabis Corp. (Canada)*	143,005	141,575
Intercure Ltd. (Israel)*	243,190	802,527
Jazz Pharmaceuticals PLC*	59,237	9,437,046
Organigram Holdings, Inc. (Canada)*	1,211,686	969,349
PharmaCielo Ltd. (Canada)*(a)	361,137	46,643
Tilray Brands, Inc. (Canada)*(a)	1,164,914	3,133,619
Valens Co., Inc. (The) (Canada)*(a)	530,280	356,142
Total Pharmaceuticals		18,198,857

REITS — 6.8%
Innovative Industrial Properties, Inc.	32,010	3,244,213
Power REIT*	38,155	150,712
Total REITS		3,394,925

Software — 1.2%
WM Technology, Inc.*	614,432	620,576

Specialty Retail — 3.5%
GrowGeneration Corp.*	440,279	1,725,894
Total Common Stocks (Cost $136,486,305)		31,981,695
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUND — 29.6%

Equity Fund — 29.6%
AdvisorShares Pure US Cannabis ETF*† (Cost $59,149,402)	2,102,448	$14,696,112

MONEY MARKET FUND — 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b)(c) (Cost $824,027)	824,027	824,027

REPURCHASE AGREEMENTS — 11.7%(d)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,349,493, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $1,375,826)	$1,348,849	1,348,849
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,349,493, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $1,375,826)	1,348,849	1,348,849
HSBC Securities USA, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $399,369, (collateralized by various U.S. Government Agency Obligations, 0%-4.50%, 4/30/23-2/15/51, totaling $407,164)	399,180	399,180
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,349,493, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $1,375,826)	1,348,849	1,348,849

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Truist Securities, Inc., dated 12/30/22, due 01/03/23, 4.32%, total to be received $1,349,496, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/31/24-12/1/52, totaling $1,375,835)	$1,348,849	$1,348,849
Total Repurchase Agreements (Cost $5,794,576)		5,794,576

Total Investments — 107.4% (Cost $202,254,310)		53,296,410
Liabilities in Excess of Other Assets — (7.4%)		(3,676,588)
Net Assets — 100.0%		$49,619,822

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,283,700; the aggregate market value of the collateral held by the fund is $5,794,576.
(b)	Amount includes $63,954 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$31,981,695	$-	$-	$31,981,695
Exchange Traded Fund	14,696,112	-	-	14,696,112
Money Market Fund	824,027	-	-	824,027
Repurchase Agreements	-	5,794,576	-	5,794,576
Total	$47,501,834	$5,794,576	$-	$53,296,410

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(24,006,401)	$-	$(24,006,401)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	12.0%
Distributors	2.7
Equity Fund	29.6
Investment Company	1.6
Pharmaceuticals	36.6
REITS	6.8
Software	1.2
Specialty Retail	3.5
Money Market Fund	1.7
Repurchase Agreements	11.7
Total Investments	107.4
Liabilities in Excess of Other Assets	(7.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Ianthus Capital ORD	-	-	8/25/2026	$108,947	$10,672	$(98,275)
SOL Global Investments Corp	-	-	8/25/2026	12,051,113	375,405	(11,675,708)
Terrascend ORD	-	-	8/25/2026	13,701,418	1,469,000	(12,232,418)
Net Unrealized Depreciation						$(24,006,401)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2022	Value at 12/31/2022	Dividend Income
AdvisorShares Pure US Cannabis ETF	$24,719,940	$186,979	$(3,354,803)	$(5,193,577)	$(1,662,427)	2,102,448	$14,696,112	$-
Village Farms International, Inc.	12,647,619	77,190	(1,064,595)	(6,690,298)	966,460	4,430,131	5,936,376	-
Total	$37,367,559	$264,169	$(4,419,398)	$(11,883,875)	$(695,967)	6,532,579	$20,632,488	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS — 4.2%

Investment Company — 0.2%
RIV Capital, Inc. (Canada)*	4,504,850	$698,194

Machinery — 0.3%
Urban-GRO, Inc.*†	569,497	1,549,032

Pharmaceuticals — 0.1%
Hempfusion Wellness, Inc. (Canada)*	8,014,431	280,505

REITS — 2.0%
AFC Gamma, Inc.	135,305	2,128,348
Innovative Industrial Properties, Inc.	56,465	5,722,728
Power REIT*†	277,561	1,096,366
Total REITS		8,947,442

Specialty Retail — 1.6%
GrowGeneration Corp.*(a)	1,309,443	5,133,017
Hydrofarm Holdings Group, Inc.*	1,073,138	1,663,364
Total Specialty Retail		6,796,381
Total Common Stocks (Cost $89,169,050)		18,271,554

MONEY MARKET FUND — 57.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b)(c) (Cost $256,709,633)	256,709,633	256,709,633

REPURCHASE AGREEMENT — 0.0%**(d)
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $200,219, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $204,125) (Cost $200,123)	$200,123	200,123

Total Investments — 61.9% (Cost $346,078,806)		275,181,310
Other Assets in Excess of Liabilities — 38.1%		169,698,145
Net Assets — 100.0%		$444,879,455

REITS — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $183,840; the aggregate market value of the collateral held by the fund is $200,123.
(b)	Amount includes $173,006,866 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,271,554	$-	$-	$18,271,554
Money Market Fund	256,709,633	-	-	256,709,633
Repurchase Agreement	-	200,123	-	200,123
Swaps†	-	20,889,168	-	20,889,168
Total	$274,981,187	$21,089,291	$-	$296,070,478

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(429,804,735)	$-	$(429,804,735)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Investment Company	0.2%
Machinery	0.3
Pharmaceuticals	0.1
REITS	2.0
Specialty Retail	1.6
Money Market Fund	57.7
Repurchase Agreement	0.0 **
Total Investments	61.9
Other Assets in Excess of Liabilities	38.1
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.00%	Monthly	9/05/2023	$1,094,578	$1,085,775	$(8,803)
4Front Ventures ORD	-	-	9/05/2023	27,224,492	4,656,114	(22,568,378)
Acreage Holdings FX SUB VOT CL E ORD	-	-	9/05/2023	4,980,207	1,243,618	(3,736,589)
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.00%	Monthly	9/05/2023	25,695	25,500	(195)
AYR Wellness	-	-	9/05/2023	28,791,360	1,248,103	(27,543,257)
AYR Wellness	SOFR + 1.00%	Monthly	9/05/2023	5,779,162	5,725,093	(54,069)
C21 Investments ORD	SOFR + 1.00%	Monthly	9/05/2023	29,468	29,303	(165)
C21 Investments ORD	-	-	9/05/2023	10,560,928	1,538,824	(9,022,104)
Columbia Care ORD	-	-	9/05/2023	20,122,066	2,138,551	(17,983,515)
Columbia Care ORD	SOFR + 1.00%	Monthly	9/05/2023	14,297,935	14,165,836	(132,099)
Columbia Care ORD	SOFR + 1.00%	Monthly	9/05/2023	1,034,137	922,064	(112,073)
Cresco Labs ORD	-	-	9/05/2023	51,021,553	7,039,845	(43,981,708)
Cresco Labs ORD	SOFR + 1.00%	Monthly	9/05/2023	2,478,391	2,457,383	(21,008)
Cresco Labs ORD	SOFR + 1.00%	Monthly	9/05/2023	23,044,615	21,578,503	(1,466,112)
Curaleaf Holdings SUB VOT ORD	-	-	9/05/2023	55,926,131	16,157,848	(39,768,283)
Curaleaf Holdings SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	5,279,739	5,233,312	(46,427)
Curaleaf Holdings SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	70,843,502	75,265,362	4,421,860
Glass House Brands	-	-	9/05/2023	5,739,181	1,432,500	(4,306,681)
Glass House Brands	SOFR + 1.00%	Monthly	9/05/2023	2,937,397	2,912,750	(24,647)
Goodness Growth Hold	-	-	9/05/2023	9,914,073	534,437	(9,379,636)
Goodness Growth Hold	SOFR + 1.00%	Monthly	9/05/2023	169,633	168,000	(1,633)
Gramf Tpco ORD	-	-	9/05/2023	28,186,522	737,176	(27,449,346)
Green Thumb Industries SUB VOT ORD	-	-	9/05/2023	49,121,658	13,367,618	(35,754,040)
Green Thumb Industries SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	4,430,724	4,386,554	(44,170)
Green Thumb Industries SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	87,446,708	94,329,645	6,882,937
Jushi Holdings CL B SUB VOT ORD	-	-	9/05/2023	31,130,311	4,651,026	(26,479,285)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.00%	Monthly	9/05/2023	6,314,282	6,248,400	(65,882)
Lowell Farms ORD	-	-	9/05/2023	6,074,994	433,628	(5,641,366)
Lowell Farms ORD	SOFR + 1.00%	Monthly	9/05/2023	43,110	42,750	(360)
Marimed ORD	SOFR + 1.00%	Monthly	9/05/2023	465,304	462,995	(2,309)
Planet 13 Holdings ORD	-	-	9/05/2023	18,939,539	1,586,676	(17,352,863)
Planet 13 Holdings ORD	SOFR + 1.00%	Monthly	9/05/2023	3,258,262	3,229,203	(29,059)

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Terrascend ORD	SOFR + 1.00%	Monthly	9/05/2023	$6,198,762	$5,508,806	$(689,956)
Terrascend ORD	SOFR + 1.00%	Monthly	9/05/2023	8,532,561	8,475,000	(57,561)
Terrascend ORD	-	-	9/05/2023	30,841,843	3,509,842	(27,332,001)
Trulieve Cannabis ORD	-	-	9/05/2023	76,060,637	16,516,892	(59,543,745)
Trulieve Cannabis ORD	SOFR + 1.00%	Monthly	9/05/2023	2,657,745	2,627,433	(30,312)
Trulieve Cannabis ORD	SOFR + 1.00%	Monthly	9/05/2023	51,721,777	57,980,371	6,258,594
Vapen Mj Ventures ORD	-	-	9/05/2023	4,389,310	874,126	(3,515,184)
Vapen Mj Ventures ORD	SOFR + 1.00%	Monthly	9/05/2023	18,074	18,000	(74)
Verano Holdings ORD	SOFR + 1.00%	Monthly	9/05/2023	2,778,594	2,756,776	(21,818)
Verano Holdings ORD	-	-	9/05/2023	56,560,468	10,922,446	(45,638,022)
Verano Holdings ORD	SOFR + 1.00%	Monthly	9/05/2023	29,443,661	32,769,438	3,325,777
Net Unrealized Depreciation						$(408,915,567)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2022, cash in the amount of $143,260,000 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2022	Value at 12/31/2022	Dividend Income
GrowGeneration Corp*.	$12,977,764	$1,929,220	$(11,436,921)	$(45,599,895)	$47,262,849	1,309,443	$5,133,017	$-
Power REIT	3,673,522	-	(117,410)	(570,859)	(1,888,887)	277,561	1,096,366	-
Urban-GRO, Inc.	2,976,915	439,824	(426,238)	(922,338)	(519,131)	569,497	1,549,032	-
Total	$19,628,201	$2,369,044	$(11,980,569)	$(47,093,092)	$44,854,831	2,156,501	7,778,415	$-

*	Security is no longer an affiliated company at period end.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 97.6%

Commodity Fund — 3.8%
SPDR Gold Shares*	6,267	$1,063,134

Equity Fund — 93.8%
Invesco QQQ Trust Series 1(a)	39,844	10,609,661
iShares Core S&P Small-Cap ETF	11,619	1,099,622
iShares Russell 2000 Growth ETF	4,188	898,410
iShares US Technology ETF	65,229	4,858,908
Technology Select Sector SPDR Fund(a)	67,568	8,408,162
Vanguard Total Stock Market ETF	200	38,238
Total Equity Fund		25,913,001
Total Exchange Traded Funds (Cost $35,833,652)		26,976,135

MONEY MARKET FUND — 2.8%
Fidelity Investments Money Market Government Portfolio — Class I, 3.81%(b) (Cost $770,738)	770,738	770,738

REPURCHASE AGREEMENTS — 3.5%(c)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $253,980)	$249,000	249,000
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $253,980)	249,000	249,000

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank Securities, Inc., dated 12/30/22, due 01/03/23, 4.29%, total to be received $226,237, (collateralized by various U.S. Government Agency Obligations, 1.50%-7.50%, 2/1/23-1/1/57, totaling $230,652)	$226,129	$226,129
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $253,980)	249,000	249,000
Total Repurchase Agreements (Cost $973,129)		973,129

Total Investments — 103.9% (Cost $37,577,519)		28,720,002
Liabilities in Excess of Other Assets — (3.9%)		(1,085,709)
Net Assets — 100.0%		$27,634,293

ETF — Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,211,966; the aggregate market value of the collateral held by the fund is $3,287,381. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,314,252.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,976,135	$-	$-	$26,976,135
Money Market Fund	770,738	-	-	770,738
Repurchase Agreements	-	973,129	-	973,129
Total	$27,746,873	$973,129	$-	$28,720,002

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	3.8%
Equity Fund	93.8
Money Market Fund	2.8
Repurchase Agreements	3.5
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
U.S. TREASURY BILLS — 48.2%
U.S. Treasury Bill, 1.97%, 04/20/23(a)	50,000,000	$49,348,861
U.S. Treasury Bill, 2.85%, 06/15/23(a)	30,000,000	29,395,915
Total U.S. Treasury Bills (Cost $79,321,023)		78,744,776

EXCHANGE TRADED FUND — 11.9%

Debt Fund — 11.9%
AdvisorShares North Square McKee Core Reserves ETF† (Cost $19,886,000)	200,000	19,462,000

MONEY MARKET FUNDS — 26.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.03%(b)(c)	5,481,951	5,481,951
Fidelity Institutional Money Market Government Portfolio — Class III, 3.81%(b)	38,482,246	38,482,246
Total Money Market Funds (Cost $43,964,197)		43,964,197
Total Investments Before Securities Sold, Not Yet Purchased (Cost $143,171,220)		142,170,973

Securities Sold, Not Yet Purchased — (102.9)%(d)

COMMON STOCKS — (102.9)%

Aerospace/Defense — (0.9)%
Spirit AeroSystems Holdings, Inc., Class A	(50,000)	(1,480,000)

Agriculture — (1.3)%
Adecoagro SA (Brazil)	(250,000)	(2,072,500)

Apparel — (1.4)%
Carter’s, Inc.	(30,000)	(2,238,300)

Auto Parts & Equipment — (1.7)%
Goodyear Tire & Rubber Co. (The)*	(275,000)	(2,791,250)

Banks — (9.8)%
Citigroup, Inc.	(75,000)	(3,392,250)
Comerica, Inc.	(65,000)	(4,345,250)
Community Bank System, Inc.	(30,000)	(1,888,500)
East West Bancorp, Inc.	(30,000)	(1,977,000)

Investments	Shares	Value
COMMON STOCKS (continued)

Banks (continued)
PNC Financial Services Group, Inc. (The)	(14,000)	$(2,211,160)
Zions Bancorp NA	(45,000)	(2,212,200)
Total Banks		(16,026,360)

Chemicals — (1.1)%
Mosaic Co. (The)	(40,000)	(1,754,800)

Commercial Services — (3.5)%
Moody’s Corp.	(15,000)	(4,179,300)
Nuvei Corp. (Canada)*	(60,000)	(1,524,600)
Total Commercial Services		(5,703,900)

Diversified Financial Services — (11.0)%
B. Riley Financial, Inc.	(50,000)	(1,710,000)
Coinbase Global, Inc., Class A*	(110,000)	(3,892,900)
Credit Acceptance Corp.*	(9,000)	(4,269,600)
OneMain Holdings, Inc.	(125,000)	(4,163,750)
Tradeweb Markets, Inc., Class A	(30,000)	(1,947,900)
Western Union Co. (The)	(150,000)	(2,065,500)
Total Diversified Financial Services		(18,049,650)

Entertainment — (2.6)%
Bally’s Corp.*	(32,500)	(629,850)
DraftKings, Inc., Class A*	(100,000)	(1,139,000)
Live Nation Entertainment, Inc.*	(35,000)	(2,440,900)
Total Entertainment		(4,209,750)

Home Builders — (1.4)%
Winnebago Industries, Inc.	(45,000)	(2,371,500)

Home Furnishings — (1.3)%
Whirlpool Corp.	(15,000)	(2,121,900)

Household Products/Wares — (1.5)%
Church & Dwight Co., Inc.	(30,000)	(2,418,300)

Insurance — (0.9)%
Trupanion, Inc.*	(30,000)	(1,425,900)

Internet — (6.6)%
DoorDash, Inc., Class A*	(60,000)	(2,929,200)
Robinhood Markets, Inc., Class A*	(400,000)	(3,256,000)
Spotify Technology SA*	(25,000)	(1,973,750)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet (continued)
Wayfair, Inc., Class A*	(80,000)	$(2,631,200)
Total Internet		(10,790,150)

Leisure Time — (4.0)%
Brunswick Corp.	(30,000)	(2,162,400)
Carnival Corp.*	(325,000)	(2,619,500)
Virgin Galactic Holdings, Inc.*	(500,000)	(1,740,000)
Total Leisure Time		(6,521,900)

Machinery — Diversified — (1.0)%
Kornit Digital Ltd. (Israel)*	(70,000)	(1,607,900)

Media — (3.7)%
DISH Network Corp., Class A*	(175,000)	(2,457,000)
TEGNA, Inc.	(80,000)	(1,695,200)
Warner Bros Discovery, Inc.*	(200,000)	(1,896,000)
Total Media		(6,048,200)

Office/Business Equipment — (2.0)%
Canon, Inc. (Japan)(e)	(100,000)	(2,168,000)
Xerox Holdings Corp.	(74,950)	(1,094,270)
Total Office/Business Equipment		(3,262,270)

Real Estate — (1.0)%
Newmark Group, Inc., Class A	(200,000)	(1,594,000)

REITS — (13.9)%
Acadia Realty Trust	(100,000)	(1,435,000)
Boston Properties, Inc.	(30,000)	(2,027,400)
Digital Realty Trust, Inc.	(40,000)	(4,010,800)
First Industrial Realty Trust, Inc.	(40,000)	(1,930,400)
Invitation Homes, Inc.	(100,000)	(2,964,000)
Lamar Advertising Co., Class A	(20,000)	(1,888,000)
NETSTREIT Corp.	(125,000)	(2,291,250)
Prologis, Inc.	(20,000)	(2,254,600)
Realty Income Corp.	(30,000)	(1,902,900)
SL Green Realty Corp.	(60,000)	(2,023,200)
Total REITS		(22,727,550)

Retail — (5.7)%
CarMax, Inc.*	(110,000)	(6,697,900)
Victoria’s Secret & Co.*	(75,000)	(2,683,500)
Total Retail		(9,381,400)

Investments	Shares	Value
COMMON STOCKS (continued)

Software — (21.8)%
Altair Engineering, Inc., Class A*	(44,000)	$(2,000,680)
ANSYS, Inc.*	(11,000)	(2,657,490)
Appian Corp., Class A*	(60,000)	(1,953,600)
Bill.Com Holdings, Inc.*	(20,000)	(2,179,200)
Braze, Inc., Class A*	(95,000)	(2,591,600)
CCC Intelligent Solutions Holdings, Inc.*	(225,000)	(1,957,500)
Cloudflare, Inc., Class A*	(35,000)	(1,582,350)
Confluent, Inc., Class A*	(90,000)	(2,001,600)
Global-e Online Ltd. (Israel)*	(110,000)	(2,270,400)
Monday.com Ltd.*	(20,000)	(2,440,000)
nCino, Inc.*	(93,849)	(2,481,368)
Palantir Technologies, Inc., Class A*	(50,000)	(321,000)
Paycor HCM, Inc.*	(60,000)	(1,468,200)
Procore Technologies, Inc.*	(50,000)	(2,359,000)
Sprout Social, Inc., Class A*	(25,000)	(1,411,500)
Veeva Systems, Inc., Class A*	(10,000)	(1,613,800)
Zoom Video Communications, Inc., Class A*	(30,000)	(2,032,200)
ZoomInfo Technologies, Inc.*	(75,000)	(2,258,250)
Total Software		(35,579,738)

Telecommunications — (3.4)%
EchoStar Corp., Class A*	(150,000)	(2,502,000)
Telephone and Data Systems, Inc.	(300,000)	(3,147,000)
Total Telecommunications		(5,649,000)

Transportation — (1.4)%
CH Robinson Worldwide, Inc.	(25,000)	(2,289,000)

Total Common Stocks (Cost $(171,723,990))		(168,115,218)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(171,723,990)]		(168,115,218)

Total Investments — (15.9)% (Cost $(28,552,770))		(25,944,245)
Other Assets in Excess of Liabilities — 115.9%		189,376,693
Net Assets — 100.0%		$163,432,448

ETF — Exchange Traded Fund

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

REITS — Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(d)	As of December 31, 2022 cash in the amount of $194,934,071 has been segregated as collateral from the broker for securities sold short.
(e)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$78,744,776	$-	$78,744,776
Exchange Traded Fund	19,462,000	-	-	19,462,000
Money Market Funds	43,964,197	-	-	43,964,197
Total	$63,426,197	$78,744,776	$-	$142,170,973

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(168,115,218)	$-	$-	$(168,115,218)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(0.9)%
Agriculture	(1.3)
Apparel	(1.4)
Auto Parts & Equipment	(1.7)
Banks	(9.8)
Chemicals	(1.1)
Commercial Services	(3.5)
Debt Fund	11.9
Diversified Financial Services	(11.0)
Entertainment	(2.6)
Home Builders	(1.4)
Home Furnishings	(1.3)
Household Products/Wares	(1.5)
Insurance	(0.9)
Internet	(6.6)
Leisure Time	(4.0)
Machinery — Diversified	(1.0)
Media	(3.7)
Office/Business Equipment	(2.0)
Real Estate	(1.0)
REITS	(13.9)
Retail	(5.7)
Software	(21.8)
Sovereign	48.2
Telecommunications	(3.4)
Transportation	(1.4)
Money Market Funds	26.9
Total Investments	(15.9)
Other Assets in Excess of Liabilities	115.9
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2022	Value at 12/31/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$19,476,000	$-	$-	$-	$(14,000)	200,000	$19,462,000	$232,540

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 94.7%

Entertainment — 6.7%
RCI Hospitality Holdings, Inc.	1,648	$153,577

Retail — 88.0%
Arcos Dorados Holdings, Inc., Class A (Brazil)	32,848	274,609
Bloomin’ Brands, Inc.	2,418	48,650
Casey’s General Stores, Inc.	420	94,227
Cheesecake Factory, Inc. (The)(a)	800	25,368
Chipotle Mexican Grill, Inc.*	92	127,649
Chuy’s Holdings, Inc.*	3,621	102,474
Cracker Barrel Old Country Store, Inc.	500	47,370
Darden Restaurants, Inc.	831	114,952
Dave & Buster’s Entertainment, Inc.*	753	26,686
Denny’s Corp.*	8,314	76,572
Dine Brands Global, Inc.	1,600	103,360
Domino’s Pizza, Inc.	49	16,974
Dutch Bros, Inc., Class A*	3,262	91,956
El Pollo Loco Holdings, Inc.	2,348	23,386
FAT Brands, Inc., Class A	14,775	71,954
Jack in the Box, Inc.	1,055	71,983
McDonald’s Corp.	116	30,570
ONE Group Hospitality, Inc. (The)*	7,920	49,896
Papa John’s International, Inc.	462	38,027
Restaurant Brands International, Inc. (Canada)(a)	1,443	93,319
Shake Shack, Inc., Class A*	481	19,976
Starbucks Corp.	221	21,923
Sweetgreen, Inc., Class A*	2,120	18,168
Texas Roadhouse, Inc.	1,264	114,961
Wendy’s Co. (The)	2,976	67,347
Wingstop, Inc.	800	110,096
Yum! Brands, Inc.	944	120,908
Total Retail		2,003,361
Total Common Stocks (Cost $2,224,416)		2,156,938

MONEY MARKET FUND — 7.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(b) (Cost $160,195)	160,195	160,195
Investments	Principal	Value
REPURCHASE AGREEMENT — 5.3%(c)
Nomura Securities International, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $120,065, (collateralized by various U.S. Government Agency Obligations, 1.97%-9.00%, 2/1/23-7/1/60, totaling $122,408) (Cost $120,008)	$120,008	$120,008

Total Investments — 107.0% (Cost $2,504,619)		2,437,141
Liabilities in Excess of Other Assets — (7.0%)		(160,071)
Net Assets — 100.0%		$2,277,070

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $116,304; the aggregate market value of the collateral held by the fund is $120,008.
(b)	Rate shown reflects the 7-day yield as of December 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,156,938	$-	$-	$2,156,938
Money Market Fund	160,195	-	-	160,195
Repurchase Agreement	-	120,008	-	120,008
Total	$2,317,133	$120,008	$-	$2,437,141

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Entertainment	6.7%
Retail	88.0
Money Market Fund	7.0
Repurchase Agreement	5.3
Total Investments	107.0
Liabilities in Excess of Other Assets	(7.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 97.4%

Debt Fund — 25.5%
iShares 10-20 Year Treasury Bond ETF	10,893	$1,178,405
iShares MBS ETF(a)	16,727	1,551,429
iShares Core Total USD Bond Market ETF(a)(b)	120,622	5,419,546
iShares U.S. Treasury Bond ETF(a)	33,762	767,073
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	31,255	757,621
Total Debt Fund		9,674,074

Equity Fund — 71.9%
iShares MSCI EAFE ETF(a)	82,941	5,444,247
iShares MSCI Emerging Markets ETF	55,322	2,096,704
iShares MSCI USA Momentum Factor ETF	7,668	1,118,991
iShares Russell 2000 ETF	4,118	718,015
iShares Russell Mid-Cap Growth ETF	35,611	2,977,080
SPDR S&P 500 ETF Trust(b)	39,087	14,948,041
Total Equity Fund		27,303,078
Total Exchange Traded Funds (Cost $40,097,925)		36,977,152

MONEY MARKET FUND — 2.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 4.03%(c) (Cost $1,055,683)	1,055,683	1,055,683

REPURCHASE AGREEMENTS — 17.0%(d)
BofA Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,500,866, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/1/37-5/1/58, totaling $1,530,152)	$1,500,149	1,500,149

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,500,866, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.00%, 8/1/23-1/1/53, totaling $1,530,152)	$1,500,149	$1,500,149
HSBC Securities USA, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $444,160, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/30/23-2/15/51, totaling $452,829)	443,950	443,950
RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $1,500,866, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $1,530,152)	1,500,149	1,500,149
Truist Securities, Inc., dated 12/30/22, due 01/03/23, 4.32%, total to be received $1,500,869, (collateralized by various U.S. Government Agency Obligations, 1.50%-6.50%, 5/31/24-12/1/52, totaling $1,530,163)	1,500,149	1,500,149
Total Repurchase Agreements (Cost $6,444,546)		6,444,546
Total Investments Before Written Options — 117.2% (Cost $47,598,154)		44,477,381

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Notional Amount	Contracts	Value
WRITTEN CALL OPTION — (0.1)%
SPDR S&P 500 ETF Trust, expiring 01/20/23, Strike Price $405.00 [Premium Received $(42,147)]	$(13,446,000)	(332)	$(28,552)

Total Investments — 117.1% (Cost $47,556,007)			44,448,829
Liabilities in Excess of Other Assets — (17.1%)			(6,492,590)
Net Assets — 100.0%			$37,956,239

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,622,309; the aggregate market value of the collateral held by the fund is $7,871,069. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,426,523.
(b)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,615,269 as of December 31, 2022.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,977,152	$-	$-	$36,977,152
Money Market Fund	1,055,683	-	-	1,055,683
Repurchase Agreements	-	6,444,546	-	6,444,546
Total	$38,032,835	$6,444,546	$-	$44,477,381

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(28,552)	$-	$-	$(28,552)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	25.5%
Equity Fund	71.9
Written Call Option	(0.1)
Money Market Fund	2.8
Repurchase Agreements	17.0
Total Investments	117.1
Liabilities in Excess of Other Assets	(17.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 92.3%

Agriculture — 16.7%
Altria Group, Inc.	1,750	$79,993
British American Tobacco PLC (United Kingdom)(a)	8,783	351,144
Imperial Brands PLC (United Kingdom)(a)	11,870	296,750
Philip Morris International, Inc.	1,064	107,687
Turning Point Brands, Inc.	6,314	136,572
Universal Corp.	3,620	191,172
Vector Group Ltd.	19,966	236,797
Total Agriculture		1,400,115

Apparel — 3.1%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1,827	264,678

Beverages — 25.4%
Anheuser-Busch InBev SA/NV (Belgium)(a)	1,728	103,749
Boston Beer Co., Inc. (The), Class A*(b)	255	84,028
Brown-Forman Corp., Class B	2,013	132,214
Constellation Brands, Inc., Class A	967	224,102
Diageo PLC (United Kingdom)(a)(b)	1,430	254,812
Duckhorn Portfolio, Inc. (The)*	12,328	204,275
MGP Ingredients, Inc.	5,106	543,176
Molson Coors Beverage Co., Class B	3,830	197,322
Pernod Ricard SA (France)(a)	10,016	393,929
Total Beverages		2,137,607

Entertainment — 24.8%
Caesars Entertainment, Inc.*	3,233	134,493
Churchill Downs, Inc.	546	115,441
Everi Holdings, Inc.*	5,384	77,260
International Game Technology PLC	17,284	392,001
Monarch Casino & Resort, Inc.*	4,894	376,300
Penn Entertainment, Inc.*	5,540	164,538
RCI Hospitality Holdings, Inc.	5,524	514,782
Red Rock Resorts, Inc., Class A	7,842	313,758
Total Entertainment		2,088,573
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Food — 2.0%
Hershey Co. (The)	744	$172,288

Lodging — 8.3%
Boyd Gaming Corp.	7,101	387,217
Century Casinos, Inc.*	29,365	206,436
Full House Resorts, Inc.*	13,623	102,445
Total Lodging		696,098

REITS — 7.2%
Gaming and Leisure Properties, Inc.	6,420	334,418
VICI Properties, Inc.	8,326	269,762
Total REITS		604,180

Retail — 2.4%
Dave & Buster’s Entertainment, Inc.*	5,588	198,039

Software — 2.4%
Inspired Entertainment, Inc.*	10,084	127,764
Take-Two Interactive Software, Inc.*	723	75,286
Total Software		203,050
Total Common Stocks (Cost $7,261,023)		7,764,628

MONEY MARKET FUND — 8.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.94%(c) (Cost $682,501)	682,501	682,501

REPURCHASE AGREEMENTS — 4.1%(d)
HSBC Securities USA, Inc., dated 12/30/22, due 01/03/23, 4.25%, total to be received $93,819, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.50%, 4/30/23-2/15/51, totaling $95,651)	$93,775	93,775

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/30/22, due 01/03/23, 4.30%, total to be received $249,119, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 9/1/24-10/20/52, totaling $253,980)	249,000	$249,000
Total Repurchase Agreements (Cost $342,775)		342,775

Total Investments — 104.5% (Cost $8,286,299)		8,789,904
Liabilities in Excess of Other Assets — (4.5%)		(382,156)
Net Assets — 100.0%		$8,407,748

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $331,695; the aggregate market value of the collateral held by the fund is $342,775.
(c)	Rate shown reflects the 7-day yield as of December 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,764,628	$-	$-	$7,764,628
Money Market Fund	682,501	-	-	682,501
Repurchase Agreements	-	342,775	-	342,775
Total	$8,447,129	$342,775	$-	$8,789,904

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	16.7%
Apparel	3.1
Beverages	25.4
Entertainment	24.8
Food	2.0
Lodging	8.3
REITS	7.2
Retail	2.4
Software	2.4
Money Market Fund	8.1
Repurchase Agreements	4.1
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares Alpha DNA Equity Sentiment ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
ASSETS
Investments, at Cost	$44,590,103	$32,268,623	$35,952,739	$90,921,072
Repurchase Agreements, at Cost (Note 2)	1,266,386	3,378,616	426,303	38,939,348
Total Cost of Investments	45,856,489	35,647,239	36,379,042	129,860,420
Investments, at Market Value (including securities on loan) (Note 2)(a)	44,569,119	33,585,305	35,740,030	86,586,180
Repurchase Agreements, at Market Value (Note 2)	1,266,386	3,378,616	426,303	38,939,348
Total Market Value of Investments	45,835,505	36,963,921	36,166,333	125,525,528
Cash	1,335	-	-	-
Cash collateral held at brokers	12,791	-	-	-
Dividends and Interest Receivable	53,323	113,112	22,009	15,441
Reclaim Receivable	-	14,632	-	-
Prepaid Expenses	1,960	5,224	2,017	4,053
Total Assets	45,904,914	37,096,889	36,190,359	125,545,022
LIABILITIES
Cash collateral for securities on loan(b)	1,266,386	3,378,616	426,303	38,939,348
Advisory Fees Payable	29,825	21,902	20,491	58,342
Trustee Fees Payable	1,152	1,143	1,125	967
Due to Custodian	-	-	2,048	-
Accrued Expenses	71,592	94,610	86,517	105,639
Total Liabilities	1,368,955	3,496,271	536,484	39,104,296
NET ASSETS	$44,535,959	$33,600,618	$35,653,875	$86,440,726
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$61,644,140	$86,438,367	$60,271,992	$109,496,231
Total Distributable Earnings/Accumulated (Loss)	(17,108,181)	(52,837,749)	(24,618,117)	(23,055,505)
NET ASSETS	$44,535,959	$33,600,618	$35,653,875	$86,440,726
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,970,000	705,000	1,850,000	2,785,000
Net Asset Value (NAV) Per Share	$22.61	$47.66	$19.27	$31.04

(a) Market value of securities on loan	$1,624,042	$3,280,950	$1,360,872	$37,916,868
(b) Non-cash collateral for securities on loan	$407,029	$-	$989,266	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares Drone Technology ETF
ASSETS
Investments, at Cost	$82,676,098	$4,444,434	$35,741,679	$491,659
Investments in Affiliates, at Cost (Note 8)	-	-	9,862,980	-
Repurchase Agreements, at Cost (Note 2)	28,837,648	106,212	-	31,592
Total Cost of Investments	111,513,746	4,550,646	45,604,659	523,251
Investments, at Market Value (including securities on loan) (Note 2)(a)	79,059,050	4,941,283	35,741,679	401,664
Investments in Affiliates, at Market Value (Note 8)	-	-	9,731,000	-
Repurchase Agreements, at Market Value (Note 2)	28,837,648	106,212	-	31,592
Total Market Value of Investments	107,896,698	5,047,495	45,472,679	433,256
Cash collateral held at brokers	-	-	31,099,953	-
Dividends and Interest Receivable	14,016	12,446	237,808	3,385
Capital Shares Receivable	335,728	-	-	-
Due from Investment Advisor	-	4,758	-	4,583
Prepaid Organizational Fees	-	-	-	11,801
Prepaid Expenses	3,602	246	5,433	3,942
Total Assets	108,250,044	5,064,945	76,815,873	456,967
LIABILITIES
Cash collateral for securities on loan(b)	28,837,648	106,212	-	31,592
Advisory Fees Payable	53,262	-	25,389	-
Trustee Fees Payable	991	1,252	1,110	1,267
Securities Sold, Not Yet Purchased(c)	-	-	36,863,488	-
Payable for Securities Purchased	335,649	-	-	-
CCO Fees Payable	-	-	575	10
Dividend Payable on Securities Sold, Not Yet Purchased	-	-	55,482	-
Accrued Expenses	97,059	67,936	99,358	28,408
Total Liabilities	29,324,609	175,400	37,045,402	61,277
NET ASSETS	$78,925,435	$4,889,545	$39,770,471	$395,690
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$84,268,617	$7,002,241	$121,510,377	$493,250
Total Distributable Earnings/Accumulated (Loss)	(5,343,182)	(2,112,696)	(81,739,906)	(97,560)
NET ASSETS	$78,925,435	$4,889,545	$39,770,471	$395,690
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,365,000	150,000	3,995,000	20,000
Net Asset Value (NAV) Per Share	$33.37	$32.60	$9.96	$19.78

(a) Market value of securities on loan	$28,046,883	$157,350	$-	$30,673
(b) Non-cash collateral for securities on loan	$-	$56,041	$-	$-
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$-	$-	$49,877,148	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF(1)
ASSETS
Investments, at Cost	$28,673,651	$19,170,427	$4,466,964	$39,411,912
Repurchase Agreements, at Cost (Note 2)	-	296,724	-	382,941
Total Cost of Investments	28,673,651	19,467,151	4,466,964	39,794,853
Investments, at Market Value (including securities on loan) (Note 2)(a)	32,354,786	14,200,878	4,720,445	39,345,618
Repurchase Agreements, at Market Value (Note 2)	-	296,724	-	382,941
Total Market Value of Investments	32,354,786	14,497,602	4,720,445	39,728,559
Cash	-	-	-	51,011
Cash collateral held at brokers	2,398	-	-	-
Dividends and Interest Receivable	16,808	27,153	11,933	80,128
Receivable from Securities Sold	1,854,363	308,231	-	854,945
Reclaim Receivable	-	-	-	8,200
Due from Investment Advisor	-	-	3,758	-
Prepaid Expenses	1,659	25,239	-	5,008
Total Assets	34,230,014	14,858,225	4,736,136	40,727,851
LIABILITIES
Cash collateral for securities on loan(b)	-	296,724	-	382,941
Advisory Fees Payable	12,270	1,006	-	21,785
Trustee Fees Payable	1,234	1,218	1,252	1,095
Payable for Securities Purchased	66,748	287,290	-	-
Capital Shares Payable	-	-	-	858,926
CCO Fees Payable	-	-	93	-
Due to Custodian	1,646,789	-	-	-
Due to Broker	1,771	-	-	-
Accrued Expenses	73,647	71,406	45,283	74,262
Total Liabilities	1,802,459	657,644	46,628	1,339,009
NET ASSETS	$32,427,555	$14,200,581	$4,689,508	$39,388,842
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$27,720,493	$25,271,133	$5,914,313	$61,637,180
Total Distributable Earnings/Accumulated (Loss)	4,707,062	(11,070,552)	(1,224,805)	(22,248,338)
NET ASSETS	$32,427,555	$14,200,581	$4,689,508	$39,388,842
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	685,000	950,000	205,000	460,000
Net Asset Value (NAV) Per Share	$47.34	$14.95	$22.88	$85.63

(a) Market value of securities on loan	$-	$279,364	$-	$958,028
(b) Non-cash collateral for securities on loan	$-	$-	$-	$607,208

(1)	Formerly known as AdvisorShares DoubleLine Value Equity ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares Let Bob AI Powered Momentum ETF	AdvisorShares Managed Bitcoin Strategy ETF	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Newfleet Multi-Sector Income ETF
ASSETS
Investments, at Cost	$25,771,436	$179,971	$3,972,677	$25,194,921
Repurchase Agreements, at Cost (Note 2)	-	38,882	-	334
Total Cost of Investments	25,771,436	218,853	3,972,677	25,195,255
Investments, at Market Value (including securities on loan) (Note 2)(a)	25,771,436	161,453	3,972,677	23,529,910
Repurchase Agreements, at Market Value (Note 2)	-	38,882	-	334
Total Market Value of Investments	25,771,436	200,335	3,972,677	23,530,244
Cash	-	-	-	25,120
Cash collateral held at brokers	-	-	-	6,838
Unrealized Appreciation on OTC Swap Contracts	-	-	361,406	-
Dividends and Interest Receivable	80,935	537	27,643	86,154
Receivable from Securities Sold	-	-	-	87,476
Due from Investment Advisor	-	11,882	5,565	-
Prepaid CCO Fees	118	-	-	-
Prepaid Organizational Fees	3,754	34,898	19,150	-
Prepaid Expenses	2,294	259	36,660	13,902
Total Assets	25,858,537	247,911	4,423,101	23,749,734
LIABILITIES
Cash collateral for securities on loan(b)	-	38,882	-	334
Advisory Fees Payable	14,235	-	-	154
Trustee Fees Payable	899	1,267	801	1,150
Payable for Securities Purchased	-	-	-	38,850
CCO Fees Payable	-	18	895	-
Accrued Expenses	37,599	24,924	19,144	101,624
Total Liabilities	52,733	65,091	20,840	142,112
NET ASSETS	$25,805,804	$182,820	$4,402,261	$23,607,622
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$28,221,528	$342,607	$12,731,852	$38,357,160
Total Distributable Earnings/Accumulated (Loss)	(2,415,724)	(159,787)	(8,329,591)	(14,749,538)
NET ASSETS	$25,805,804	$182,820	$4,402,261	$23,607,622
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,140,000	15,000	735,000	530,000
Net Asset Value (NAV) Per Share	$22.64	$12.19	$5.99	$44.54

(a) Market value of securities on loan	$-	$37,548	$-	$622,119
(b) Non-cash collateral for securities on loan	$-	$-	$-	$641,989

(a)	Market value of securities on loan
(b)	Non-cash collateral for securities on loan

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares North Square McKee Core Reserves ETF	AdvisorShares Poseidon Dynamic Cannabis ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF
ASSETS
Investments, at Cost	$31,876,169	$5,033,981	$13,040,774	$93,847,794
Investments in Affiliates, at Cost (Note 8)	-	-	-	102,611,940
Repurchase Agreements, at Cost (Note 2)	4,000	62,599	-	5,794,576
Total Cost of Investments	31,880,169	5,096,580	13,040,774	202,254,310
Investments, at Market Value (including securities on loan) (Note 2)(a)	31,522,575	4,983,174	5,681,305	26,869,346
Investments in Affiliates, at Market Value (Note 8)	-	-	-	20,632,488
Repurchase Agreements, at Market Value (Note 2)	4,000	62,599	-	5,794,576
Total Market Value of Investments	31,526,575	5,045,773	5,681,305	53,296,410
Cash	-	-	536,720	-
Foreign currency(b)	-	-	-	198,985
Unrealized Appreciation on OTC Swap Contracts	-	188,193	-	-
Dividends and Interest Receivable	182,928	15,464	4,533	81,197
Receivable from Securities Sold	-	-	226,984	-
Due from Investment Advisor	2,861	4,048	9,971	-
OTC Swaps Contracts	-	-	176,645	25,850,701
Prepaid Organizational Fees	-	20,288	-	-
Prepaid Expenses	1,223	19,504	53,898	64,106
Total Assets	31,713,587	5,293,270	6,690,056	79,491,399
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	-	299	102,451	24,006,401
Cash collateral for securities on loan(c)	4,000	62,599	536,720	5,794,576
Advisory Fees Payable	-	-	-	1,113
Trustee Fees Payable	1,153	1,254	1,240	758
CCO Fees Payable	-	184	424	-
Due to Broker	-	1,923,867	-	-
Accrued Expenses	80,066	49,606	41,716	68,729
Total Liabilities	85,219	2,037,809	682,551	29,871,577
NET ASSETS	$31,628,368	$3,255,461	$6,007,505	$49,619,822
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$33,057,859	$14,121,351	$17,371,393	$314,538,581
Total Distributable Earnings/Accumulated (Loss)	(1,429,491)	(10,865,890)	(11,363,888)	(264,918,759)
NET ASSETS	$31,628,368	$3,255,461	$6,007,505	$49,619,822
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	325,000	2,125,000	3,230,000	13,685,000
Net Asset Value (NAV) Per Share	$97.32	$1.53	$1.86	$3.63

(a) Market value of securities on loan	$671,214	$61,768	$384,796	$5,283,700
(b) Foreign currency at cost	$-	$-	$-	$198,146
(c) Non-cash collateral for securities on loan	$688,970	$-	$-	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
ASSETS
Investments, at Cost	$328,266,009	$36,604,390	$123,285,220	$2,384,611
Investments in Affiliates, at Cost (Note 8)	17,612,674	-	19,886,000	-
Repurchase Agreements, at Cost (Note 2)	200,123	973,129	-	120,008
Total Cost of Investments	346,078,806	37,577,519	143,171,220	2,504,619
Investments, at Market Value (including securities on loan) (Note 2)(a)	272,335,789	27,746,873	122,708,973	2,317,133
Investments in Affiliates, at Market Value (Note 8)	2,645,398	-	19,462,000	-
Repurchase Agreements, at Market Value (Note 2)	200,123	973,129	-	120,008
Total Market Value of Investments	275,181,310	28,720,002	142,170,973	2,437,141
Cash collateral held at brokers	143,260,000	-	194,934,071	-
Unrealized Appreciation on OTC Swap Contracts	20,889,167	-	-	-
Dividends and Interest Receivable	1,546,566	2,852	571,514	2,279
Receivable from Securities Sold	3,682,543	1,130,755	1,791,335	-
Capital Shares Receivable	-	-	2,158,331	-
Reclaim Receivable	-	-	-	78
Due from Investment Advisor	-	-	-	5,316
Prepaid CCO Fees	6,735	-	1,846	-
OTC Swaps Contracts	515,369,920	-	-	-
Prepaid Expenses	388,314	3,432	17,748	-
Total Assets	960,324,555	29,857,041	341,645,818	2,444,814
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	429,804,734	-	-	-
Cash collateral for securities on loan(b)	200,123	973,129	-	120,008
Advisory Fees Payable	304,186	23,299	190,730	-
Trustee Fees Payable	-	1,154	781	1,383
Securities Sold, Not Yet Purchased(c)	-	-	168,115,218	-
Payable for Securities Purchased	13,077	-	9,622,579	-
Capital Shares Payable	13,634,804	1,164,588	-	-
CCO Fees Payable	-	295	-	-
Due to Custodian	5,675,205	-	-	-
Due to Custodian - Foreign Currency	28	-	-	-
Due to Broker	65,096,601	-	-	-
Dividend Payable on Securities Sold, Not Yet Purchased	-	-	191,388	-
Accrued Expenses	716,342	60,283	92,674	46,353
Total Liabilities	515,445,100	2,222,748	178,213,370	167,744
NET ASSETS	$444,879,455	$27,634,293	$163,432,448	$2,277,070
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$1,958,720,088	$43,950,024	$516,680,004	$3,464,181
Total Distributable Earnings/Accumulated (Loss)	(1,513,840,633)	(16,315,731)	(353,247,556)	(1,187,111)
NET ASSETS	$444,879,455	$27,634,293	$163,432,448	$2,277,070
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	62,965,000	1,305,000	5,677,500	125,000
Net Asset Value (NAV) Per Share	$7.07	$21.18	$28.79	$18.22

(a) Market value of securities on loan	$183,840	$3,211,966	$-	$116,304
(b) Non-cash collateral for securities on loan	$-	$2,314,252	$-	$-
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$-	$-	$171,723,990	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$41,153,608	$7,943,524
Repurchase Agreements, at Cost (Note 2)	6,444,546	342,775
Total Cost of Investments	47,598,154	8,286,299
Investments, at Market Value (including securities on loan) (Note 2)(a)	38,032,835	8,447,129
Repurchase Agreements, at Market Value (Note 2)	6,444,546	342,775
Total Market Value of Investments	44,477,381	8,789,904
Dividends and Interest Receivable	75,804	24,130
Reclaim Receivable	-	424
Due from Investment Advisor	-	2,299
Prepaid Expenses	10,163	1,116
Total Assets	44,563,348	8,817,873
LIABILITIES
Cash collateral for securities on loan(b)	6,444,546	342,775
Advisory Fees Payable	48,314	-
Trustee Fees Payable	1,137	1,237
Options Written, at value(c)	28,552	-
Due to Broker	15,780	-
Accrued Expenses	68,780	66,113
Total Liabilities	6,607,109	410,125
NET ASSETS	$37,956,239	$8,407,748
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$42,494,182	$9,239,342
Total Distributable Earnings/Accumulated (Loss)	(4,537,943)	(831,594)
NET ASSETS	$37,956,239	$8,407,748
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,110,000	315,000
Net Asset Value (NAV) Per Share	$34.19	$26.69

(a) Market value of securities on loan	$7,622,309	$331,695
(b) Non-cash collateral for securities on loan	$1,426,523	$-
(c) Premiums received for options written	$42,147	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares Alpha DNA Equity Sentiment ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
INVESTMENT INCOME:
Dividend Income	$441,486	$937,160	$491,789	$1,064,209
Securities lending income (net) (Note 2)	6,866	51,955	1,243	52,239
Foreign withholding tax	(718)	(54,239)	-	-
Total Investment Income	447,634	934,876	493,032	1,116,448

EXPENSES:
Advisory Fees	192,480	147,023	158,466	333,437
Accounting & Administration Fees	22,379	43,591	37,483	37,586
Professional Fees	16,242	15,168	15,010	21,399
Exchange Listing Fees	4,285	3,355	4,217	4,242
Custody Fees	7,543	2,420	4,334	4,255
Report to Shareholders	9,120	7,511	6,986	15,300
Trustee Fees	2,821	2,773	2,777	3,085
CCO Fees	2,980	2,464	2,426	5,045
Pricing Fees	-	-	2,017	1,881
Transfer Agent Fees	1,899	1,471	1,585	3,336
Insurance Fees	1,029	812	849	1,771
Miscellaneous Fees	1,049	2,107	802	1,665
Total Expenses	261,827	228,695	236,952	433,002
Advisory Fees Waived/Recoupment	-	(13,061)	(27,776)	7,137
Net Expenses	261,827	215,634	209,176	440,139
Net Investment Income (Loss)	185,807	719,242	283,856	676,309

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(2,560,274)	(3,410,801)	(4,701,173)	(641,365)
In-Kind Redemptions	815,376	47,545	43,920	(95,691)
Options Written	(60)	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,042,600	2,800,798	1,550,211	2,347,338
Net Realized and Unrealized Gain (Loss)	4,297,642	(562,458)	(3,107,042)	1,610,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,483,449	$156,784	$(2,823,186)	$2,286,591

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares Drone Technology ETF(1)
INVESTMENT INCOME:
Dividend Income	$780,546	$83,480	$571,799	$1,632
Dividend Income from Affiliates	-	-	116,270	-
Interest Income	-	-	486,510	-
Securities lending income (net) (Note 2)	60,793	4,288	-	16,606
Foreign withholding tax	-	(242)	-	(8)
Total Investment Income	841,339	87,526	1,174,579	18,230

EXPENSES:
Advisory Fees	302,255	24,034	171,921	1,418
Accounting & Administration Fees	36,316	38,057	36,317	6,243
Professional Fees	20,815	10,872	11,802	9,885
Exchange Listing Fees	4,186	3,976	4,285	4,285
Custody Fees	3,851	2,030	2,751	840
Report to Shareholders	14,082	1,713	8,103	110
Trustee Fees	3,043	2,525	2,770	2,476
CCO Fees	4,558	441	1,546	26
Pricing Fees	2,021	-	-	-
Transfer Agent Fees	3,023	240	1,719	17
Insurance Fees	1,556	101	793	7
Registration Fees	3	11	311	533
Organizational Fees	-	-	-	2,383
Dividend Expense	-	-	295,197	-
Miscellaneous Fees	1,618	280	653	340
Total Expenses	397,327	84,280	538,168	28,563
Advisory Fees Waived/Recoupment	4,141	(24,034)	18,524	(1,418)
Expense Reimbursement	(2,492)	(20,189)	-	(24,952)
Net Expenses	398,976	40,057	556,692	2,193
Net Investment Income (Loss)	442,363	47,469	617,887	16,037

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(18,648)	(688,083)	(911)	(7,068)
In-Kind Redemptions	(63,887)	124,870	-	(1,412)
Short Sales	-	-	(5,855,731)	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,440,312	817,626	-	(13,039)
Investments in Affiliates	-	-	(7,000)	-
Short Sales	-	-	1,317,142	-
Net Realized and Unrealized Gain (Loss)	3,357,777	254,413	(4,546,500)	(21,519)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,800,140	$301,882	$(3,928,613)	$(5,482)

(1)	Represents the period April 27, 2022 (commencement of operations) to December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF(1)
INVESTMENT INCOME:
Dividend Income	$192,844	$142,595	$42,891	$604,280
Securities lending income (net) (Note 2)	137	65,627	666	3,184
Foreign withholding tax	-	(15,243)	-	(691)
Total Investment Income	192,981	192,979	43,557	606,773

EXPENSES:
Advisory Fees	126,231	60,488	16,704	168,347
Accounting & Administration Fees	38,343	17,603	18,121	36,932
Professional Fees	13,687	12,149	10,592	16,535
Exchange Listing Fees	4,285	4,285	4,285	4,285
Custody Fees	2,241	2,441	1,259	2,921
Report to Shareholders	5,972	3,485	1,117	9,396
Trustee Fees	2,648	2,590	2,514	2,803
CCO Fees	1,605	902	276	2,637
Transfer Agent Fees	1,131	605	209	1,804
Insurance Fees	548	218	67	1,197
Registration Fees	48	533	-	64
Miscellaneous Fees	394	462	386	927
Total Expenses	197,133	105,761	55,530	247,848
Advisory Fees Waived/Recoupment	-	(45,273)	(16,704)	(31,402)
Expense Reimbursement	(71,236)	-	(11,264)	-
Net Expenses	125,897	60,488	27,562	216,446
Net Investment Income (Loss)	67,084	132,491	15,995	390,327

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(490,560)	(2,232,495)	(1,074,921)	(4,509,465)
In-Kind Redemptions	2,011,461	92,914	15,601	6,304,662
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,836,193	981,365	1,828,261	(1,332,664)
Net Realized and Unrealized Gain (Loss)	3,357,094	(1,158,216)	768,941	462,533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,424,178	$(1,025,725)	$784,936	$852,860

(1)	Formerly known as AdvisorShares DoubleLine Value Equity ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares Let Bob AI Powered Momentum ETF	AdvisorShares Managed Bitcoin Strategy ETF	AdvisorShares MSOS 2X Daily ETF(1)	AdvisorShares Newfleet Multi-Sector Income ETF
INVESTMENT INCOME:
Dividend Income	$322,607	$931	$50,037	$-
Interest Income	-	-	-	834,580
Securities lending income (net) (Note 2)	26	518	-	586
Total Investment Income	322,633	1,449	50,037	835,166

EXPENSES:
Advisory Fees	89,183	1,177	11,418	138,087
Accounting & Administration Fees	9,764	6,369	6,431	55,153
Professional Fees	12,913	9,915	14,002	22,918
Exchange Listing Fees	4,482	4,285	3,530	4,285
Custody Fees	2,544	847	1,186	5,750
Report to Shareholders	3,760	119	2,076	14,197
Trustee Fees	2,358	2,476	2,027	3,067
CCO Fees	1,157	33	993	4,583
Transfer Agent Fees	956	10	104	2,071
Insurance Fees	275	11	743	1,630
Registration Fees	533	533	533	-
Organizational Fees	7,562	45,371	12,466	-
Miscellaneous Fees	576	224	207	1,429
Total Expenses	136,063	71,370	55,716	253,170
Advisory Fees Waived/Recoupment	(9,933)	(1,177)	(11,418)	(46,039)
Expense Reimbursement	-	(68,244)	(31,538)	-
Net Expenses	126,130	1,949	12,760	207,131
Net Investment Income (Loss)	196,503	(500)	37,277	628,035

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(786,248)	(85,457)	-	(4,454,035)
In-Kind Redemptions	-	29,284	-	-
Swaps	-	-	(8,728,274)	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	90,393	116,812	-	3,523,598
Swaps	-	-	361,406	-
Net Realized and Unrealized Gain (Loss)	(695,855)	60,639	(8,366,868)	(930,437)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(499,352)	$60,139	$(8,329,591)	$(302,402)

(1)	Represents the period August 24, 2022 (commencement of operations) to December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares North Square McKee Core Reserves ETF	AdvisorShares Poseidon Dynamic Cannabis ETF(1)	AdvisorShares Psychedelics ETF(2)	AdvisorShares Pure Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$23,014	$55,859	$5,462	$165,141
Non-cash dividends	-	-	140,815	-
Interest Income	410,111	-	-	-
Securities lending income (net) (Note 2)	938	2,561	39,943	237,966
Total Investment Income	434,063	58,420	186,220	403,107

EXPENSES:
Advisory Fees	50,541	19,604	22,622	208,551
Accounting & Administration Fees	40,231	10,157	13,725	36,713
Professional Fees	14,160	18,584	38,130	19,667
Exchange Listing Fees	4,285	4,285	4,285	4,119
Custody Fees	2,345	1,380	1,844	4,580
Report to Shareholders	6,328	789	3,866	24,684
Trustee Fees	2,718	2,508	2,511	2,971
CCO Fees	1,869	236	828	4,335
Transfer Agent Fees	1,264	184	283	2,607
Insurance Fees	991	74	67	1,768
Registration Fees	-	533	533	-
Organizational Fees	-	5,631	6,164	-
Miscellaneous Fees	673	555	359	1,516
Total Expenses	125,405	64,520	95,217	311,511
Advisory Fees Waived/Recoupment	(50,541)	(19,604)	(22,622)	(130,736)
Expense Reimbursement	(15,900)	(20,656)	(35,270)	-
Net Expenses	58,964	24,260	37,325	180,775
Net Investment Income (Loss)	375,099	34,160	148,895	222,332

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(35,988)	(309,141)	(1,952,820)	(22,020,831)
Investments in Affiliates	-	-	-	(11,883,875)
Swaps	-	(1,985,666)	(460,147)	(65,702)
Foreign Currency Transactions	-	-	-	(14,336)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,229	85,325	(838,559)	13,988,894
Investments in Affiliates	-	-	-	(695,967)
Swaps	-	199,456	390,703	(2,183,527)
Foreign Currency Translations	-	-	-	1,714
Net Realized and Unrealized Gain (Loss)	(30,759)	(2,010,026)	(2,860,823)	(22,873,630)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$344,340	$(1,975,866)	$(2,711,928)	$(22,651,298)

(1)	Represents the period November 17, 2021 (commencement of operations) to December 31, 2022.
(2)	Represents the period September 16, 2021 (commencement of operations) to December 31, 2022.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares Pure US Cannabis ETF	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF
INVESTMENT INCOME:
Dividend Income	$5,719,318	$163,093	$428,678	$28,679
Dividend Income from Affiliates	-	-	232,540	-
Interest Income	-	-	2,505,127	-
Securities lending income (net) (Note 2)	4,448	9,193	-	7,652
Foreign withholding tax	-	-	-	(312)
Total Investment Income	5,723,766	172,286	3,166,345	36,019

EXPENSES:
Advisory Fees	1,921,291	161,506	1,137,561	8,097
Accounting & Administration Fees	173,826	22,451	37,523	18,043
Professional Fees	98,943	15,450	29,852	10,096
Exchange Listing Fees	4,285	4,285	4,285	4,285
Custody Fees	27,846	2,533	7,284	965
Report to Shareholders	129,583	8,549	30,856	367
Trustee Fees	6,487	2,780	3,553	2,445
CCO Fees	35,005	2,377	7,822	149
Pricing Fees	-	-	2,010	-
Transfer Agent Fees	24,019	1,346	5,688	101
Insurance Fees	12,031	864	2,761	34
Registration Fees	15,872	-	-	-
Dividend Expense	-	-	939,160	-
Miscellaneous Fees	10,581	996	3,684	345
Total Expenses	2,459,769	223,137	2,212,039	44,927
Advisory Fees Waived/Recoupment	(90,182)	3,158	-	(8,097)
Expense Reimbursement	-	-	-	(23,470)
Net Expenses	2,369,587	226,295	2,212,039	13,360
Net Investment Income (Loss)	3,354,179	(54,009)	954,306	22,659

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(41,914,916)	(376,228)	(7)	(241,600)
Investments in Affiliates	(47,007,593)	-	-	-
In-Kind Redemptions	(76,863)	(1,753,018)	-	(19,702)
In-Kind Redemptions in Affiliates	(85,499)	-	-	-
Swaps	(231,443,035)	-	-	-
Short Sales	-	-	(12,221,759)	-
Foreign Currency Transactions	1	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,764,101	1,392,751	(402,976)	481,320
Investments in Affiliates	53,661,100	-	(14,000)	-
Short Sales	-	-	(6,947,806)	-
Swaps	(21,612,965)	-	-	-
Foreign Currency Translations	(1)	-	-	-
Net Realized and Unrealized Gain (Loss)	(262,715,670)	(736,495)	(19,586,548)	220,018
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(259,361,491)	$(790,504)	$(18,632,242)	$242,677

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$417,212	$109,587
Securities lending income (net) (Note 2)	8,171	812
Foreign withholding tax	-	(1,389)
Total Investment Income	425,383	109,010

EXPENSES:
Advisory Fees	212,955	27,038
Accounting & Administration Fees	37,015	36,827
Professional Fees	15,525	10,724
Exchange Listing Fees	4,285	4,285
Custody Fees	2,607	1,429
Report to Shareholders	8,274	2,120
Trustee Fees	2,736	2,534
CCO Fees	2,089	480
Transfer Agent Fees	1,451	338
Insurance Fees	700	169
Registration Fees	510	-
Miscellaneous Fees	769	218
Total Expenses	288,916	86,162
Advisory Fees Waived/Recoupment	67,855	(27,038)
Expense Reimbursement	-	(14,511)
Net Expenses	356,771	44,613
Net Investment Income (Loss)	68,612	64,397

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(923,706)	(884,665)
In-Kind Redemptions	-	108,106
Options Written	(62,774)	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,183,172	1,284,840
Options Written	(14,554)	-
Net Realized and Unrealized Gain (Loss)	182,138	508,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,750	$572,678

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Alpha DNA Equity Sentiment ETF		AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$185,807	$(39,604)	$719,242	$1,811,453
Net Realized Gain (Loss)	(1,744,958)	(9,674,922)	(3,363,256)	1,889,719
Net Change in Unrealized Appreciation (Depreciation)	6,042,600	(8,507,113)	2,800,798	(20,545,915)
Net Increase (Decrease) In Net Assets Resulting From Operations	4,483,449	(18,221,639)	156,784	(16,844,743)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	-	(752,726)	(1,200,067)
Total Distributions	-	-	(752,726)	(1,200,067)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	40,215,570	-	-
Value of Shares Redeemed	(10,520,822)	(41,327,340)	(7,741,260)	(28,853,838)
Net Increase (Decrease) From Capital Stock Transactions	(10,520,822)	(1,111,770)	(7,741,260)	(28,853,838)
Net Increase (Decrease) in Net Assets	(6,037,373)	(19,333,409)	(8,337,202)	(46,898,648)
Net Assets:
Beginning of Year/Period	50,573,332	69,906,741	41,937,820	88,836,468
End of Year/Period	$44,535,959	$50,573,332	$33,600,618	$41,937,820
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,430,000	2,535,000	865,000	1,335,000
Shares Sold	-	1,445,000	-	-
Shares Repurchased	(460,000)	(1,550,000)	(160,000)	(470,000)
Shares Outstanding, End of Year/Period	1,970,000	2,430,000	705,000	865,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright Alpha Equal Weight ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$283,856	$(19,193)	$676,309	$20,265
Net Realized Gain (Loss)	(4,657,253)	(15,107,867)	(737,056)	(17,005,868)
Net Change in Unrealized Appreciation (Depreciation)	1,550,211	(2,397,719)	2,347,338	(2,715,526)
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,823,186)	(17,524,779)	2,286,591	(19,701,129)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(236,127)	(1,162,299)	(459,135)	(2,192,696)
Total Distributions	(236,127)	(1,162,299)	(459,135)	(2,192,696)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,148,220	68,469,951	10,791,964	86,954,010
Value of Shares Redeemed	(6,131,940)	(86,479,636)	(10,355,370)	(136,556,384)
Net Increase (Decrease) From Capital Stock Transactions	(3,983,720)	(18,009,685)	436,594	(49,602,374)
Net Increase (Decrease) in Net Assets	(7,043,033)	(36,696,763)	2,264,050	(71,496,199)
Net Assets:
Beginning of Year/Period	42,696,908	79,393,671	84,176,676	155,672,875
End of Year/Period	$35,653,875	$42,696,908	$86,440,726	$84,176,676
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,060,000	2,850,000	2,775,000	4,250,000
Shares Sold	100,000	2,440,000	345,000	2,270,000
Shares Repurchased	(310,000)	(3,230,000)	(335,000)	(3,745,000)
Shares Outstanding, End of Year/Period	1,850,000	2,060,000	2,785,000	2,775,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Micro-Cap ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$442,363	$267,581	$47,469	$40,920
Net Realized Gain (Loss)	(82,535)	7,670,452	(563,213)	194,942
Net Change in Unrealized Appreciation (Depreciation)	3,440,312	(21,632,697)	817,626	(2,235,824)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,800,140	(13,694,664)	301,882	(1,999,962)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(703,470)	(367,102)	(38,413)	(38,855)
Distributions – Return of capital	-	-	-	(9,609)
Total Distributions	(703,470)	(367,102)	(38,413)	(48,464)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	844,149	48,884,270	167,011	6,397,157
Value of Shares Redeemed	(4,778,912)	(48,707,954)	(2,916,479)	(5,872,501)
Net Increase (Decrease) From Capital Stock Transactions	(3,934,763)	176,316	(2,749,468)	524,656
Net Increase (Decrease) in Net Assets	(838,093)	(13,885,450)	(2,485,999)	(1,523,770)
Net Assets:
Beginning of Year/Period	79,763,528	93,648,978	7,375,544	8,899,314
End of Year/Period	$78,925,435	$79,763,528	$4,889,545	$7,375,544
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,480,000	2,525,000	245,000	235,000
Shares Sold	25,000	1,355,000	5,000	170,000
Shares Repurchased	(140,000)	(1,400,000)	(100,000)	(160,000)
Shares Outstanding, End of Year/Period	2,365,000	2,480,000	150,000	245,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright Short ETF		AdvisorShares Drone Technology ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	For the period April 27, 2022* to June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$617,887	$(731,788)	$16,037	$1,849
Net Realized Gain (Loss)	(5,856,642)	(4,319,311)	(8,480)	1,025
Net Change in Unrealized Appreciation (Depreciation)	1,310,142	11,883,100	(13,039)	(76,956)
Net Increase (Decrease) In Net Assets Resulting From Operations	(3,928,613)	6,832,001	(5,482)	(74,082)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	-	(17,996)	-
Total Distributions	-	-	(17,996)	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	36,929,730	31,836,759	113,327	625,000
Value of Shares Redeemed	(40,229,905)	(16,833,886)	(245,077)	-
Net Increase (Decrease) From Capital Stock Transactions	(3,300,175)	15,002,873	(131,750)	625,000
Net Increase (Decrease) in Net Assets	(7,228,788)	21,834,874	(155,228)	550,918
Net Assets:
Beginning of Year/Period	46,999,259	25,164,385	550,918	-
End of Year/Period	$39,770,471	$46,999,259	$395,690	$550,918
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	4,480,000	2,930,000	25,000	-
Shares Sold	3,775,000	3,390,000	5,000	25,000
Shares Repurchased	(4,260,000)	(1,840,000)	(10,000)	-
Shares Outstanding, End of Year/Period	3,995,000	4,480,000	20,000	25,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	For the Period July 2, 2021* to June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$67,084	$112,077	$132,491	$54,600
Net Realized Gain (Loss)	1,520,901	3,192,990	(2,139,581)	(3,952,421)
Net Change in Unrealized Appreciation (Depreciation)	1,836,193	(6,401,532)	981,365	(5,950,914)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,424,178	(3,096,465)	(1,025,725)	(9,848,735)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(155,922)	(52,120)	(185,487)	(9,594)
Total Distributions	(155,922)	(52,120)	(185,487)	(9,594)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	8,035,330	11,183,176	2,189,432	28,966,567
Value of Shares Redeemed	(6,973,992)	(8,857,828)	(2,623,866)	(3,262,011)
Net Increase (Decrease) From Capital Stock Transactions	1,061,338	2,325,348	(434,434)	25,704,556
Net Increase (Decrease) in Net Assets	4,329,594	(823,237)	(1,645,646)	15,846,227
Net Assets:
Beginning of Year/Period	28,097,961	28,921,198	15,846,227	-
End of Year/Period	$32,427,555	$28,097,961	$14,200,581	$15,846,227
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	665,000	620,000	970,000	-
Shares Sold	170,000	215,000	125,000	1,125,000
Shares Repurchased	(150,000)	(170,000)	(145,000)	(155,000)
Shares Outstanding, End of Year/Period	685,000	665,000	950,000	970,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares Insider Advantage ETF(1)
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$15,995	$(6,108)	$390,327	$553,143
Net Realized Gain (Loss)	(1,059,320)	23,624	1,795,197	5,815,533
Net Change in Unrealized Appreciation (Depreciation)	1,828,261	(1,292,991)	(1,332,664)	(10,804,313)
Net Increase (Decrease) In Net Assets Resulting From Operations	784,936	(1,275,475)	852,860	(4,435,637)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(9,873)	(32,154)	(693,692)	(520,610)
Total Distributions	(9,873)	(32,154)	(693,692)	(520,610)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	5,342,715	29,857,485	6,473,012
Value of Shares Redeemed	(1,982,506)	(5,861,734)	(37,005,991)	(3,381,200)
Net Increase (Decrease) From Capital Stock Transactions	(1,982,506)	(519,019)	(7,148,506)	3,091,812
Net Increase (Decrease) in Net Assets	(1,207,443)	(1,826,648)	(6,989,338)	(1,864,435)
Net Assets:
Beginning of Year/Period	5,896,951	7,723,599	46,378,180	48,242,615
End of Year/Period	$4,689,508	$5,896,951	$39,388,842	$46,378,180
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	300,000	315,000	540,000	505,000
Shares Sold	-	220,000	345,000	70,000
Shares Repurchased	(95,000)	(235,000)	(425,000)	(35,000)
Shares Outstanding, End of Year/Period	205,000	300,000	460,000	540,000

(1)	Formerly known as AdvisorShares DoubleLine Value Equity ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Let Bob AI Powered Momentum ETF		AdvisorShares Managed Bitcoin Strategy ETF
	Six months ended December 31, 2022 (Unaudited)	For the period February 9, 2022* to June 30, 2022	Six months ended December 31, 2022 (Unaudited)	For the period April 27, 2022* to June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$196,503	$(36,771)	$(500)	$(818)
Net Realized Gain (Loss)	(786,248)	(1,625,071)	(56,173)	(158,703)
Net Change in Unrealized Appreciation (Depreciation)	90,393	(90,393)	116,812	(135,330)
Net Increase (Decrease) In Net Assets Resulting From Operations	(499,352)	(1,752,235)	60,139	(294,851)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(164,137)	-	(50,761)	-
Total Distributions	(164,137)	-	(50,761)	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,966,877	25,935,550	83,444	21,000,864
Value of Shares Redeemed	(680,899)	-	(426,731)	(20,189,284)
Net Increase (Decrease) From Capital Stock Transactions	2,285,978	25,935,550	(343,287)	811,580
Net Increase (Decrease) in Net Assets	1,622,489	24,183,315	(333,909)	516,729
Net Assets:
Beginning of Year/Period	24,183,315	-	516,729	-
End of Year/Period	$25,805,804	$24,183,315	$182,820	$516,729
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,040,000	-	35,000	-
Shares Sold	130,000	1,040,000	5,000	1,070,000
Shares Repurchased	(30,000)	-	(25,000)	(1,035,000)
Shares Outstanding, End of Year/Period	1,140,000	1,040,000	15,000	35,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Newfleet Multi-Sector Income ETF
	For the period August 24, 2022* to December 31, 2022 (Unaudited)	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$37,277	$628,035	$1,301,513
Net Realized Gain (Loss)	(8,728,274)	(4,454,035)	(606,602)
Net Change in Unrealized Appreciation (Depreciation)	361,406	3,523,598	(5,873,888)
Net Increase (Decrease) In Net Assets Resulting From Operations	(8,329,591)	(302,402)	(5,178,977)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	(738,413)	(1,469,967)
Total Distributions	-	(738,413)	(1,469,967)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	12,731,852	-	8,066,264
Value of Shares Redeemed	-	(59,033,163)	(14,694,308)
Net Increase (Decrease) From Capital Stock Transactions	12,731,852	(59,033,163)	(6,628,044)
Net Increase (Decrease) in Net Assets	4,402,261	(60,073,978)	(13,276,988)
Net Assets:
Beginning of Year/Period	-	83,681,600	96,958,588
End of Year/Period	$4,402,261	$23,607,622	$83,681,600
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	-	1,835,000	1,985,000
Shares Sold	735,000	-	165,000
Shares Repurchased	-	(1,305,000)	(315,000)
Shares Outstanding, End of Year/Period	735,000	530,000	1,835,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares North Square McKee Core Reserves ETF		AdvisorShares Poseidon Dynamic Cannabis ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	For the period November 17, 2021* to June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$375,099	$195,963	$34,160	$(37,558)
Net Realized Gain (Loss)	(35,988)	45,215	(2,294,807)	(8,707,938)
Net Change in Unrealized Appreciation (Depreciation)	5,229	(492,742)	284,781	(147,694)
Net Increase (Decrease) In Net Assets Resulting From Operations	344,340	(251,564)	(1,975,866)	(8,893,190)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(391,163)	(206,678)	-	-
Total Distributions	(391,163)	(206,678)	-	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	485,661	2,455,644	874,552	13,802,346
Value of Shares Redeemed	(3,897,131)	(9,343,134)	-	(552,381)
Net Increase (Decrease) From Capital Stock Transactions	(3,411,470)	(6,887,490)	874,552	13,249,965
Net Increase (Decrease) in Net Assets	(3,458,293)	(7,345,732)	(1,101,314)	4,356,775
Net Assets:
Beginning of Year/Period	35,086,661	42,432,393	4,356,775	-
End of Year/Period	$31,628,368	$35,086,661	$3,255,461	$4,356,775
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	360,000	430,000	1,780,000	-
Shares Sold	5,000	25,000	345,000	1,995,000
Shares Repurchased	(40,000)	(95,000)	-	(215,000)
Shares Outstanding, End of Year/Period	325,000	360,000	2,125,000	1,780,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Psychedelics ETF		AdvisorShares Pure Cannabis ETF
	Six months ended December 31, 2022 (Unaudited)	For the period September 16, 2021* to June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$148,895	$(22,971)	$222,332	$213,406
Net Realized Gain (Loss)	(2,412,967)	(1,462,994)	(33,984,744)	(50,275,886)
Net Change in Unrealized Appreciation (Depreciation)	(447,856)	(7,014,064)	11,111,114	(177,754,807)
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,711,928)	(8,500,029)	(22,651,298)	(227,817,287)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(160,462)	-	(17,517)	(7,501,781)
Distributions	-	-	-	(252,376)
Total Distributions	(160,462)	-	(17,517)	(7,754,157)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	3,371,191	14,008,733	472,085	1,430,696
Value of Shares Redeemed	-	-	-	(48,450,969)
Net Increase (Decrease) From Capital Stock Transactions	3,371,191	14,008,733	472,085	(47,020,273)
Net Increase (Decrease) in Net Assets	498,801	5,508,704	(22,196,730)	(282,591,717)
Net Assets:
Beginning of Year/Period	5,508,704	-	71,816,552	354,408,269
End of Year/Period	$6,007,505	$5,508,704	$49,619,822	$71,816,552
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,155,000	-	13,605,000	16,755,000
Shares Sold	1,075,000	2,155,000	80,000	210,000
Shares Repurchased	-	-	-	(3,360,000)
Shares Outstanding, End of Year/Period	3,230,000	2,155,000	13,685,000	13,605,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Pure US Cannabis ETF		AdvisorShares Q Dynamic Growth ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$3,354,179	$(3,686,647)	$(54,009)	$(474,657)
Net Realized Gain (Loss)	(320,527,905)	(722,687,915)	(2,129,246)	(4,864,676)
Net Change in Unrealized Appreciation (Depreciation)	57,812,235	(472,948,355)	1,392,751	(15,140,779)
Net Increase (Decrease) In Net Assets Resulting From Operations	(259,361,491)	(1,199,322,917)	(790,504)	(20,480,112)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	(3,055,414)	-	-
Total Distributions	-	(3,055,414)	-	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	237,495,395	968,257,354	1,653,241	55,320,778
Value of Shares Redeemed	(47,945,471)	(201,882,496)	(13,527,477)	(63,304,550)
Net Increase (Decrease) From Capital Stock Transactions	189,549,924	766,374,858	(11,874,236)	(7,983,772)
Net Increase (Decrease) in Net Assets	(69,811,567)	(436,003,473)	(12,664,740)	(28,463,884)
Net Assets:
Beginning of Year/Period	514,691,022	950,694,495	40,299,033	68,762,917
End of Year/Period	$444,879,455	$514,691,022	$27,634,293	$40,299,033
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	49,740,000	23,640,000	1,830,000	2,445,000
Shares Sold	19,730,000	34,520,000	75,000	1,885,000
Shares Repurchased	(6,505,000)	(8,420,000)	(600,000)	(2,500,000)
Shares Outstanding, End of Year/Period	62,965,000	49,740,000	1,305,000	1,830,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Restaurant ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$954,306	$(3,180,143)	$22,659	$24,320
Net Realized Gain (Loss)	(12,221,766)	26,673,974	(261,302)	(769,005)
Net Change in Unrealized Appreciation (Depreciation)	(7,364,782)	11,102,644	481,320	(517,861)
Net Increase (Decrease) In Net Assets Resulting From Operations	(18,632,242)	34,596,475	242,677	(1,262,546)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	-	(53,627)	(6,358)
Total Distributions	-	-	(53,627)	(6,358)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	139,143,319	131,971,269	-	-
Value of Shares Redeemed	(123,263,372)	(51,038,274)	(542,826)	(2,088,536)
Net Increase (Decrease) From Capital Stock Transactions	15,879,947	80,932,995	(542,826)	(2,088,536)
Net Increase (Decrease) in Net Assets	(2,752,295)	115,529,470	(353,776)	(3,357,440)
Net Assets:
Beginning of Year/Period	166,184,743	50,655,273	2,630,846	5,988,286
End of Year/Period	$163,432,448	$166,184,743	$2,277,070	$2,630,846
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	5,217,500	2,202,500	155,000	245,000
Shares Sold	4,805,000	4,975,000	-	-
Shares Repurchased	(4,345,000)	(1,960,000)	(30,000)	(90,000)
Shares Outstanding, End of Year/Period	5,677,500	5,217,500	125,000	155,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$68,612	$94,014	$64,397	$66,995
Net Realized Gain (Loss)	(986,480)	520,125	(776,559)	(126,093)
Net Change in Unrealized Appreciation (Depreciation)	1,168,618	(5,826,783)	1,284,840	(3,846,483)
Net Increase (Decrease) In Net Assets Resulting From Operations	250,750	(5,212,644)	572,678	(3,905,581)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(717,637)	(166,381)	(80,579)	(118,472)
Total Distributions	(717,637)	(166,381)	(80,579)	(118,472)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	876,091	25,014,673	-	-
Value of Shares Redeemed	-	(411,757)	(778,910)	(1,170,108)
Net Increase (Decrease) From Capital Stock Transactions	876,091	24,602,916	(778,910)	(1,170,108)
Net Increase (Decrease) in Net Assets	409,204	19,223,891	(286,811)	(5,194,161)
Net Assets:
Beginning of Year/Period	37,547,035	18,323,144	8,694,559	13,888,720
End of Year/Period	$37,956,239	$37,547,035	$8,407,748	$8,694,559
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,085,000	460,000	345,000	385,000
Shares Sold	25,000	635,000	-	-
Shares Repurchased	-	(10,000)	(30,000)	(40,000)
Shares Outstanding, End of Year/Period	1,110,000	1,085,000	315,000	345,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Alpha DNA Equity Sentiment ETF	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	For the period February 2, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$20.81	$27.58	$25.35
Investment Operations
Net Investment Income (Loss)(1)	0.08	(0.01)	(0.07)
Net Realized and Unrealized Gain (Loss)	1.72	(6.76)	2.30
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.80	(6.77)	2.23
Net Asset Value, End of Year/Period	$22.61	$20.81	$27.58
Market Value, End of Year/Period	22.56	$20.73	$27.58
Total Return
Total Investment Return Based on Net Asset Value(3)	8.62%	(24.53)%	8.78%
Total Investment Return Based on Market(3)	8.83%	(24.84)%	8.80%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$44,536	$50,573	$69,907
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.03%	0.98%	1.08%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.03%	0.98%	1.08%
Net Investment Income (Loss)(4)	0.73%	(0.06)%	(0.67)%
Portfolio Turnover Rate(5)	251%	537%	244%

AdvisorShares Dorsey Wright ADR ETF	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$48.48	$66.54	$53.25	$49.75	$53.34	$46.56
Investment Operations
Net Investment Income (Loss)(1)	0.90	1.62	0.27	(0.03)	0.23	0.55
Net Realized and Unrealized Gain (Loss)	(0.73)	(18.48)	13.23	3.54	(3.51)	6.66
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.17	(16.86)	13.50	3.51	(3.28)	7.21
Distributions from Net Investment Income	(0.99)	(1.20)	(0.21)	(0.01)	(0.31)	(0.43)
Total Distributions	(0.99)	(1.20)	(0.21)	(0.01)	(0.31)	(0.43)
Net Asset Value, End of Year/Period	$47.66	$48.48	$66.54	$53.25	$49.75	$53.34
Market Value, End of Year/Period	47.65	$48.47	$66.49	$52.97	$49.69	$53.19
Total Return
Total Investment Return Based on Net Asset Value(3)	0.44%	(25.51)%	25.39%	7.06%	(6.16)%	15.45%
Total Investment Return Based on Market(3)	0.45%	(25.45)%	25.95%	6.62%	(6.00)%	15.01%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$33,601	$41,938	$88,836	$75,879	$108,198	$246,701
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	0.99%	1.10%	1.02%	0.88%	1.02%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.17%	1.00%	0.96%	0.97%	1.07%	0.95%
Net Investment Income (Loss)(4)	3.67%	2.59%	0.44%	(0.06)%	0.47%	0.96%
Portfolio Turnover Rate(5)	46%	79%	85%	48%	120%	71%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Six months ended December 31, 2022	Years Ended June 30,		For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	(Unaudited)	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$20.73	$27.86	$20.43	$25.09
Investment Operations
Net Investment Income (Loss)(1)	0.14	(0.01)	(0.11)	0.01
Net Realized and Unrealized Gain (Loss)	(1.47)	(6.73)	7.55	(4.67)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.33)	(6.74)	7.44	(4.66)
Distributions from Net Investment Income	(0.13)	-	(0.01)	-
Distributions from Realized Capital Gains	-	(0.39)	-	-
Total Distributions	(0.13)	(0.39)	(0.01)	-
Net Asset Value, End of Year/Period	$19.27	$20.73	$27.86	$20.43
Market Value, End of Year/Period	19.28	$20.68	$27.90	$20.44
Total Return
Total Investment Return Based on Net Asset Value(3)	6.42%	(24.56)%	36.36%	(18.57)%
Total Investment Return Based on Market(3)	6.10%	(24.85)%	36.52%	(18.53)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$35,654	$42,697	$79,394	$39,333
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.93%	0.96%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.12%	1.00%	0.91%	1.19%
Net Investment Income (Loss)(4)	1.34%	(0.03)%	(0.42)%	0.09%
Portfolio Turnover Rate(5)	211%	495%	372%	147%

	Six months ended December 31, 2022	Years Ended June 30,		For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM All Cap World ETF	(Unaudited)	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$30.33	$36.63	$28.07	$25.12
Investment Operations
Net Investment Income (Loss)(1)	0.24	0.01	(0.12)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.63	(5.76)	8.74	2.97
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.87	(5.75)	8.62	2.95
Distributions from Net Investment Income	(0.16)	-	-	-
Distributions from Realized Capital Gains	-	(0.55)	(0.06)	-
Total Distributions	(0.16)	(0.55)	(0.06)	-
Net Asset Value, End of Year/Period	$31.04	$30.33	$36.63	$28.07
Market Value, End of Year/Period	31.05	$30.34	$36.67	$28.07
Total Return
Total Investment Return Based on Net Asset Value(3)	2.86%	(15.98)%	30.70%	11.76%
Total Investment Return Based on Market(3)	2.88%	(16.06)%	30.85%	11.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$86,441	$84,177	$155,673	$73,685
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.91%	0.88%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.97%	0.94%	0.86%	1.12%
Net Investment Income (Loss)(4)	1.52%	0.02%	(0.34)%	(0.17)%
Portfolio Turnover Rate(5)	57%	244%	209%	46%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	Six months ended December 31, 2022	Years Ended June 30,		For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM US Core ETF	(Unaudited)	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$32.16	$37.09	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	0.18	0.11	(0.07)	0.05
Net Realized and Unrealized Gain (Loss)	1.33	(4.90)	9.72	2.32
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.51	(4.79)	9.65	2.37
Distributions from Net Investment Income	(0.30)	-	(0.03)	-
Distributions from Realized Capital Gains	-	(0.14)	(0.04)	-
Total Distributions	(0.30)	(0.14)	(0.07)	-
Net Asset Value, End of Year/Period	$33.37	$32.16	$37.09	$27.51
Market Value, End of Year/Period	$33.36	$32.08	$37.16	$27.46
Total Return
Total Investment Return Based on Net Asset Value(3)	4.68%	(12.97)%	35.08%	9.43%
Total Investment Return Based on Market(3)	4.92%	(13.36)%	35.59%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$78,925	$79,764	$93,649	$46,767
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.93%	0.92%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.99%	0.95%	0.89%	1.15%
Net Investment Income (Loss)(5)	1.10%	0.28%	(0.22)%	0.37%
Portfolio Turnover Rate(6)	1%	50%	64%	53%

AdvisorShares Dorsey Wright Micro-Cap ETF	Six months ended December 31, 2022	Years Ended June 30,			For the period July 11, 2018* to June 30,
	(Unaudited)	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$30.10	$37.87	$21.12	$23.04	$24.71
Investment Operations
Net Investment Income (Loss)(1)	0.24	0.16	(0.04)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss)	2.52	(7.77)	16.79	(1.89)	(1.65)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.76	(7.61)	16.75	(1.90)	(1.67)
Distributions from Net Investment Income	(0.26)	(0.13)	-	(0.02)	-
Return of capital	-	(0.03)	-	-	-
Total Distributions	(0.26)	(0.16)	-	(0.02)	-
Net Asset Value, End of Year/Period	$32.60	$30.10	$37.87	$21.12	$23.04
Market Value, End of Year/Period	$32.62	$29.84	$37.92	$20.80	$23.02
Total Return
Total Investment Return Based on Net Asset Value(3)	9.14%	(20.17)%	79.33%	(8.26)%	(6.79)%
Total Investment Return Based on Market(3)	10.17%	(20.99)%	82.31%	(9.58)%	(6.86)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,890	$7,376	$8,899	$2,112	$2,304
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	1.25%	1.25%	1.25%	1.17%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	2.63%	1.95%	3.17%	4.98%	4.79%
Net Investment Income (Loss)(5)	1.48%	0.45%	(0.12)%	(0.05)%	(0.11)%
Portfolio Turnover Rate(6)	53%	104%	163%	119%	103%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Dorsey Wright Short ETF	Six months ended December 31, 2022		Years Ended June 30,						For the period July 11, 2018* to June 30,
	(Unaudited)		2022		2021		2020		2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$10.49		$8.59		$19.33		$24.90		$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.13		(0.21)		(0.46)		(0.65)		0.13
Net Realized and Unrealized Gain (Loss)	(0.66)		2.11		(10.28)		(4.89)		(0.19)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.53)		1.90		(10.74)		(5.54)		(0.06)
Distributions from Net Investment Income	-		-		-		(0.03)		(0.04)
Total Distributions	-		-		-		(0.03)		(0.04)
Net Asset Value, End of Year/Period	$9.96		$10.49		$8.59		$19.33		$24.90
Market Value, End of Year/Period	$9.98		$10.45		$8.56		$19.36		$24.93
Total Return
Total Investment Return Based on Net Asset Value(3)	(5.06)%		22.15%		(55.58)%		(22.26)%		(0.27)%
Total Investment Return Based on Market(3)	(4.50)%		22.08%		(55.79)%		(22.24)%		(0.18)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$39,770		$46,999		$25,164		$113,098		$24,281
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	2.43	%(5)	2.71	%(5)	3.48	%(5)	3.56	%(5)	2.70	%(5)
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.35	%(5)	2.63	%(5)	3.55	%(5)	3.56	%(5)	3.26	%(5)
Net Investment Income (Loss)(4)	2.70%		(2.35)%		(3.18)%		(2.58)%		0.53%
Portfolio Turnover Rate(6)	127%		190%		243%		555%		357%

AdvisorShares Drone Technology ETF	Six months ended December 31, 2022 (Unaudited)	For the period April 27, 2022* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$22.04	$25.00
Investment Operations
Net Investment Income(1)	0.81	0.07
Net Realized and Unrealized Loss	(2.17)	(3.03)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(1.36)	(2.96)
Distributions from Net Investment Income	(0.90)	-
Total Distributions	(0.90)	-
Net Asset Value, End of Year/Period	$19.78	$22.04
Net Asset Value, End of Year/Period	$19.75	$22.04
Total Return
Total Investment Return Based on Net Asset Value(3)	(6.10)%	(11.86)%
Total Investment Return Based on Market(3)	(6.26)%	(11.88)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$396	$551
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	12.89%	47.15%
Net Investment Income(4)	7.24%	1.75%
Portfolio Turnover Rate(6)	26%	13%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	The expense ratio includes interest and dividend expenses on short sales of 1.29%, 1.46%, 2.46%, 2.47% and 1.71% for the period ended December 31, 2022, June 30, 2022, June 30, 2021, June 30, 2020 and June 30, 2019, respectively.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Focused Equity ETF	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$42.25	$46.65	$35.67	$34.42	$31.80	$28.59
Investment Operations
Net Investment Income(1)	0.10	0.17	0.10	0.14	0.16	0.13
Net Realized and Unrealized Gain (Loss)	5.23	(4.49)	11.00	1.26	3.21	3.17
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.33	(4.32)	11.10	1.40	3.37	3.30
Distributions from Net Investment Income	(0.24)	(0.08)	(0.12)	(0.15)	(0.16)	(0.09)
Distributions from Realized Capital Gains	-	-	-	-	(0.59)	-
Total Distributions	(0.24)	(0.08)	(0.12)	(0.15)	(0.75)	(0.09)
Net Asset Value, End of Year/Period	$47.34	$42.25	$46.65	$35.67	$34.42	$31.80
Market Value, End of Year/Period	$47.51	$42.21	$46.68	$34.88	$34.31	$31.79
Total Return
Total Investment Return Based on Net Asset Value(3)	12.60%	(9.28)%	31.15%	4.02%	11.09%	11.57%
Total Investment Return Based on Market(3)	13.13%	(9.44)%	34.20%	2.06%	10.74%	11.51%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$32,428	$28,098	$28,921	$19,616	$17,211	$14,311
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.83%	0.65%	0.66%	0.77%	0.72%	0.68%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.31%	1.09%	1.19%	1.43%	1.63%	1.39%
Net Investment Income(4)	0.44%	0.36%	0.24%	0.41%	0.49%	0.42%
Portfolio Turnover Rate(5)	24%	24%	25%	23%	19%	26%

AdvisorShares Gerber Kawasaki ETF	Six months ended December 31, 2022 (Unaudited)	For the period July 2, 2021* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$16.34	$25.03
Investment Operations
Net Investment Income(1)	0.14	0.07
Net Realized and Unrealized Loss	(1.33)	(8.75)
Distributions of Net Realized Gains by other investment companies	-	0.00 (6)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(1.19)	(8.68)
Distributions from Net Investment Income	(0.20)	(0.01)
Total Distributions	(0.20)	(0.01)
Net Asset Value, End of Year/Period	$14.95	$16.34
Market Value, End of Year/Period	$14.97	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	(7.31)%	(34.71)%
Total Investment Return Based on Market(3)	(7.25)%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$14,201	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.31%	1.37%
Net Investment Income(4)	1.64%	0.31%
Portfolio Turnover Rate(5)	20%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Hotel ETF	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.06	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	3.21	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.27	(4.77)	0.20
Distributions from Net Investment Income	(0.05)	(0.09)	-
Total Distributions	(0.05)	(0.09)	-
Net Asset Value, End of Year/Period	$22.88	$19.66	$24.52
Market Value, End of Year/Period	$22.87	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	16.62%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	16.87%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,690	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.99%	1.33%	6.60%
Net Investment Income (Loss)(4)	0.57%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	62%	74%	21%

AdvisorShares Insider Advantage ETF(6)	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$85.89	$95.53	$66.37	$68.21	$67.88	$66.23
Investment Operations
Net Investment Income(1)	0.71	1.10	0.95	0.82	0.62	0.53
Net Realized and Unrealized Gain (Loss)	0.51	(9.68)	29.23	(1.84)	0.45	1.59
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.22	(8.58)	30.18	(1.02)	1.07	2.12
Distributions from Net Investment Income	(1.48)	(1.06)	(1.02)	(0.82)	(0.74)	(0.47)
Total Distributions	(1.48)	(1.06)	(1.02)	(0.82)	(0.74)	(0.47)
Net Asset Value, End of Year/Period	$85.63	$85.89	$95.53	$66.37	$68.21	$67.88
Market Value, End of Year/Period	$85.61	$85.78	$95.41	$66.28	$68.13	$67.88
Total Return
Total Investment Return Based on Net Asset Value(3)	1.40%	(9.12)%	45.78%	(1.63)%	1.74%	3.15%
Total Investment Return Based on Market(3)	1.52%	(9.12)%	45.79%	(1.65)%	1.63%	3.26%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$39,389	$46,378	$48,243	$41,483	$61,386	$95,034
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%	0.87%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.03%	0.96%	1.05%	1.07%	1.17%	1.07%
Net Investment Income(4)	1.62%	1.15%	1.18%	1.18%	0.93%	0.77%
Portfolio Turnover Rate(5)	168%	32%	40%	93%	218%	171%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Formerly known as AdvisorShares DoubleLine Value Equity ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Let Bob AI Powered Momentum ETF	Six months ended December 31, 2022 (Unaudited)	For the period February 9, 2022* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$23.25	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.18	(0.04)
Net Realized and Unrealized Loss	(0.65)	(1.71)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.47)	(1.75)
Distributions from Net Investment Income	(0.14)	-
Total Distributions	(0.14)	-
Net Asset Value, End of Year/Period	$22.64	$23.25
Market Value, End of Year/Period	$22.63	$23.22
Total Return
Total Investment Return Based on Net Asset Value(3)	(2.01)%	(6.99)%
Total Investment Return Based on Market(3)	(1.92)%	(7.12)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,806	$24,183
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.07%	1.48%
Net Investment Income (Loss)(4)	1.54%	(0.43)%
Portfolio Turnover Rate(5)	484%	497%

AdvisorShares Managed Bitcoin Strategy ETF	Six months ended December 31, 2022 (Unaudited)	For the period April 27, 2022* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$14.76	$25.00
Investment Operations
Net Investment Loss(1)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	0.84	(10.23)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.81	(10.24)
Distributions from Net Investment Income	(3.38)	-
Total Distributions	(3.38)	-
Net Asset Value, End of Year/Period	$12.19	$14.76
Market Value, End of Year/Period	$12.19	$14.73
Total Return
Total Investment Return Based on Net Asset Value(3)	5.43%	(40.95)%
Total Investment Return Based on Market(3)	5.73%	(41.08)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$183	$517
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	1.49%	1.49%
Expenses, prior to expense waivers and reimbursements or recapture(4)	54.56%	59.15%
Net Investment Loss(4)	(0.38)%	(0.37)%
Portfolio Turnover Rate(5)	0%	42%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares MSOS 2X Daily ETF	For the period August 24, 2022* to December 31, 2022 (Unaudited)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.00
Investment Operations
Net Investment Income(1)	0.14
Net Realized and Unrealized Loss	(19.15)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(19.01)
Net Asset Value, End of Year/Period	$5.99
Market Value, End of Year/Period	$5.97
Total Return
Total Investment Return Based on Net Asset Value(3)	(76.03)%
Total Investment Return Based on Market(3)	(76.12)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,402
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	4.15%
Net Investment Income(4)	2.78%
Portfolio Turnover Rate(5)	0%

AdvisorShares Newfleet Multi-Sector Income ETF	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$45.60	$48.85	$48.14	$48.44	$47.86	$48.68
Investment Operations
Net Investment Income(1)	0.52	0.63	0.78	1.21	1.35	1.05
Net Realized and Unrealized Gain (Loss)	(0.85)	(3.17)	0.83	(0.22)	0.65	(0.62)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.33)	(2.54)	1.61	0.99	2.00	0.43
Distributions from Net Investment Income	(0.73)	(0.71)	(0.90)	(1.29)	(1.42)	(1.25)
Total Distributions	(0.73)	(0.71)	(0.90)	(1.29)	(1.42)	(1.25)
Net Asset Value, End of Year/Period	$44.54	$45.60	$48.85	$48.14	$48.44	$47.86
Market Value, End of Year/Period	$44.51	$45.61	$48.83	$48.17	$48.38	$47.79
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.74)%	(5.24)%	3.36%	2.10%	4.27%	0.87%
Total Investment Return Based on Market(3)	(0.82)%	(5.19)%	3.27%	2.28%	4.29%	0.70%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$23,608	$83,682	$96,959	$57,767	$75,080	$155,529
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.92%	0.76%	0.78%	0.82%	0.96%	0.84%
Net Investment Income(4)	2.27%	1.32%	1.61%	2.51%	2.81%	2.17%
Portfolio Turnover Rate(5)	14%	54%	95%	63%	40%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares North Square McKee Core Reserves ETF	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$97.46	$98.68	$98.46	$99.64	$99.21	$99.43
Investment Operations
Net Investment Income(1)	1.09	0.51	0.83	2.03	2.37	1.53
Net Realized and Unrealized Gain (Loss)	(0.07)	(1.19)	0.23	(1.19)	0.33	(0.16)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.02	(0.68)	1.06	0.84	2.70	1.37
Distributions from Net Investment Income	(1.16)	(0.54)	(0.84)	(2.02)	(2.27)	(1.59)
Total Distributions	(1.16)	(0.54)	(0.84)	(2.02)	(2.27)	(1.59)
Net Asset Value, End of Year/Period	$97.32	$97.46	$98.68	$98.46	$99.64	$99.21
Market Value, End of Year/Period	$97.31	$97.38	$98.68	$98.35	$99.61	$99.19
Total Return
Total Investment Return Based on Net Asset Value(3)	1.06%	(0.68)%	1.09%	0.83%	2.74%	1.38%
Total Investment Return Based on Market(3)	1.13%	(0.76)%	1.21%	0.75%	2.74%	1.34%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$31,628	$35,087	$42,432	$100,921	$72,240	$52,087
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.74%	0.65%	0.57%	0.53%	0.65%	0.65%
Net Investment Income(4)	2.23%	0.52%	0.84%	2.05%	2.39%	1.53%
Portfolio Turnover Rate(5)	50%	99%	103%	101%	91%	74%

AdvisorShares Poseidon Dynamic Cannabis ETF	Six months ended December 31, 2022 (Unaudited)	For the period November 17, 2021* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.45	$10.00
Investment Operations
Net Investment Income (Loss)(1)	0.02	(0.03)
Net Realized and Unrealized Loss	(0.94)	(7.52)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.92)	(7.55)
Net Asset Value, End of Year/Period	$1.53	$2.45
Market Value, End of Year/Period	$1.54	$2.45
Total Return
Total Investment Return Based on Net Asset Value(3)	(37.49)%	(75.52)%
Total Investment Return Based on Market(3)	(37.14)%	(75.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,255	$4,357
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.63%	2.57%
Net Investment Income (Loss)(4)	1.39%	(0.90)%
Portfolio Turnover Rate(5)	149%	159%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Psychedelics ETF	Six months ended December 31, 2022 (Unaudited)	For the period September 16, 2021* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.56	$10.00
Investment Operations
Net Investment Income (Loss)(1)	0.05	(0.02)
Net Realized and Unrealized Loss	(0.70)	(7.42)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.65)	(7.44)
Distributions from Net Investment Income	(0.05)	-
Total Distributions	(0.05)	-
Net Asset Value, End of Year/Period	$1.86	$2.56
Market Value, End of Year/Period	$1.86	$2.65
Total Return
Total Investment Return Based on Net Asset Value(3)	(25.78)%	(74.44)%
Total Investment Return Based on Market(3)	(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$6,008	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.53%	3.10%
Net Investment Income (Loss)(4)	3.95%	(0.52)%
Portfolio Turnover Rate(5)	40%	27%

AdvisorShares Pure Cannabis ETF	Six months ended December 31, 2022		Years Ended June 30,			For the period April 17, 2019* to June 30,
	(Unaudited)		2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$5.28		$21.15	$10.17	$22.99	$25.00
Investment Operations
Net Investment Income(1)	0.02		0.01	0.04	0.70	0.06
Net Realized and Unrealized Gain (Loss)	(1.67)		(15.35)	11.05	(12.75)	(2.07)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.65)		(15.34)	11.09	(12.05)	(2.01)
Distributions from Net Investment Income	(0.00	)(6)	-	(0.11)	(0.70)	-
Distributions from Realized Capital Gains	-		(0.51)	-	(0.07)	-
Return of capital	-		(0.02)	-	-	-
Total Distributions	(0.00)		(0.53)	(0.11)	(0.77)	-
Net Asset Value, End of Year/Period	$3.63		$5.28	$21.15	$10.17	$22.99
Market Value, End of Year/Period	$3.59		$5.28	$21.12	$10.18	$23.02
Total Return
Total Investment Return Based on Net Asset Value(3)	(31.27)%		(73.99)%	109.96%	(52.76)%	(8.06)%
Total Investment Return Based on Market(3)	(31.99)%		(73.93)%	109.35%	(52.70)%	(7.92)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$49,620		$71,817	$354,408	$45,503	$59,762
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.52%		0.65%	0.74%	0.74%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.90%		0.88%	0.69%	1.17%	1.10%
Net Investment Income(4)	0.64%		0.11%	0.21%	5.67%	1.35%
Portfolio Turnover Rate(5)	13%		28%	46%	59%	26%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Pure US Cannabis ETF	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	For the period September 1, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.06	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	(3.34)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(3.28)	(29.80)	15.22
Distributions from Realized Capital Gains	-	(0.07)	-
Total Distributions	-	(0.07)	-
Net Asset Value, End of Year/Period	$7.07	$10.35	$40.22
Market Value, End of Year/Period	$6.99	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	(31.68)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	(32.59)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$444,879	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	1.05%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	8%	48%	68%

AdvisorShares Q Dynamic Growth ETF	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	For the period December 28, 2020* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$22.02	$28.12	$25.00
Investment Operations
Net Investment Loss(1)	(0.03)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	(0.81)	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.84)	(6.10)	3.12
Net Asset Value, End of Year/Period	$21.18	$22.02	$28.12
Market Value, End of Year/Period	$21.16	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	(3.82)%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	(3.86)%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$27,634	$40,299	$68,763
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	1.26%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.24%	1.13%	1.49%
Net Investment Loss(4)	(0.30)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(5)	25%	106%	61%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares Ranger Equity Bear ETF	Six months ended December 31, 2022		Years Ended June 30,
	(Unaudited)		2022		2021(1)		2020(1)		2019(1)		2018(1)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.85		$23.00		$48.55		$63.84		$78.01		$85.65
Investment Operations
Net Investment Income (Loss)(2)	0.18		(0.97)		(1.59)		(0.64)		0.13		(1.34)
Net Realized and Unrealized Gain (Loss)	(3.24)		9.82		(23.96)		(14.55)		(14.30)		(6.30)
Distributions of Net Realized Gains by other investment companies	-		-		0.00	(3)	-		-		-
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(3.06)		8.85		(25.55)		(15.19)		(14.17)		(7.64)
Distributions from Net Investment Income	-		-		-		(0.10)		-		-
Total Distributions	-		-		-		(0.10)		-		-
Net Asset Value, End of Year/Period	$28.79		$31.85		$23.00		$48.55		$63.84		$78.01
Market Value, End of Year/Period	$28.83		$31.96		$23.00		$48.50		$63.90		$77.80
Total Return
Total Investment Return Based on Net Asset Value(5)	(9.61)%		38.48%		(52.62)%		(23.79)%		(18.16)%		(8.92)%
Total Investment Return Based on Market(5)	(9.79)%		38.96%		(52.58)%		(23.94)%		(17.87)%		(9.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$163,432		$166,185		$50,655		$162,019		$135,814		$133,587
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	2.93	%(7)	4.15	%(7)	4.90	%(7)	3.10	%(7)	2.94	%(7)	2.52	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(6)	2.93	%(7)	4.15	%(7)	4.90	%(7)	3.10	%(7)	2.94	%(7)	2.52	%(7)
Net Investment Income (Loss)(6)	1.26%		(3.70)%		(4.49)%		(1.07)%		0.18%		(1.63)%
Portfolio Turnover Rate(8)	555%		1462%		669%		593%		338%		301%

AdvisorShares Restaurant ETF	Six months ended December 31, 2022 (Unaudited)	Year ended June 30, 2022	For the period April 20, 2021* to June 30, 2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(2)	0.16	0.13	0.00 (3)
Net Realized and Unrealized Gain (Loss)	1.52	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	1.68	(7.43)	(0.25)
Distributions from Net Investment Income	(0.43)	(0.04)	-
Total Distributions	(0.43)	(0.04)	-
Net Asset Value, End of Year/Period	$18.22	$16.97	$24.44
Market Value, End of Year/Period	$18.21	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(5)	9.81%	(30.46)%	(1.01)%
Total Investment Return Based on Market(5)	10.10%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$2,277	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(6)	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(6)	3.33%	2.11%	7.93%
Net Investment Income (Loss)(6)	1.68%	0.57%	(0.03)%
Portfolio Turnover Rate(8)	52%	86%	26%

*	Commencement of operations.
(1)	After the close of business on February 5, 2021, the Fund’s applicable class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(7)	The expense ratio includes interest and dividend expenses on short sales of 2.47%, 3.14%, 1.42%, 1.22%, 0.84%, and 1.03% for the periods ended December 31, 2022, June 30, 2022, June 30, 2021, June 30, 2020, June 30, 2019, and June 30, 2018, respectively.
(8)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

AdvisorShares STAR Global Buy-Write ETF	Six months ended December 31, 2022	Years Ended June 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$34.61	$39.83	$32.20	$32.28	$30.99	$29.13
Investment Operations
Net Investment Income (Loss)(1)	0.06	0.13	(0.16)	0.09	0.13	0.11
Net Realized and Unrealized Gain (Loss)	0.16	(5.12)	7.89	(0.02)	1.29	1.75
Distributions of Net Realized Gains by other investment companies	-	-	0.00 (2)	-	-	0.00 (2)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.22	(4.99)	7.73	0.07	1.42	1.86
Distributions from Net Investment Income	(0.08)	-	(0.10)	(0.15)	(0.13)	-
Distributions from Realized Capital Gains	(0.56)	(0.23)	-	-	-	-
Total Distributions	(0.64)	(0.23)	(0.10)	(0.15)	(0.13)	-
Net Asset Value, End of Year/Period	$34.19	$34.61	$39.83	$32.20	$32.28	$30.99
Market Value, End of Year/Period	$34.29	$34.62	$39.83	$32.25	$32.19	$31.01
Total Return
Total Investment Return Based on Net Asset Value(4)	0.66%	(12.64)%	24.04%	0.20%	4.62%	6.41%
Total Investment Return Based on Market(4)	0.91%	(12.60)%	23.86%	0.63%	4.27%	6.45%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$37,956	$37,547	$18,323	$12,882	$14,527	$17,047
Ratio to Average Net Assets of:(7)
Expenses, after expense waivers and reimbursements or recapture(5)	1.84%	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.49%	1.82%	2.48%	2.20%	2.34%	2.18%
Net Investment Income (Loss)(5)	0.35%	0.33%	(0.43)%	0.26%	0.43%	0.38%
Portfolio Turnover Rate(6)	21%	41%	55%	47%	49%	12%

	Six months ended December 31, 2022	Years Ended June 30,				For the period December 12, 2017* to June 30,
AdvisorShares Vice ETF	(Unaudited)	2022	2021	2020	2019	2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.20	$36.07	$22.81	$25.11	$25.60	$25.00
Investment Operations
Net Investment Income(1)	0.19	0.18	0.19	0.42	0.45	0.23
Net Realized and Unrealized Gain (Loss)	1.56	(10.73)	13.44	(2.10)	(0.57)	0.41
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.75	(10.55)	13.63	(1.68)	(0.12)	0.64
Distributions from Net Investment Income	(0.26)	(0.14)	(0.37)	(0.62)	(0.37)	(0.04)
Distributions from Realized Capital Gains	-	(0.18)	-	-	-	-
Total Distributions	(0.26)	(0.32)	(0.37)	(0.62)	(0.37)	(0.04)
Net Asset Value, End of Year/Period	$26.69	$25.20	$36.07	$22.81	$25.11	$25.60
Market Value, End of Year/Period	$26.65	$25.13	$36.06	$22.80	$25.12	$25.68
Total Return
Total Investment Return Based on Net Asset Value(4)	6.92%	(29.45)%	59.98%	(6.91)%	(0.22)%	2.58%
Total Investment Return Based on Market(4)	7.07%	(29.62)%	60.05%	(6.99)%	(0.50)%	2.89%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$8,408	$8,695	$13,889	$9,126	$13,183	$12,800
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.90%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.91%	1.64%	1.71%	1.59%	1.43%	2.18%
Net Investment Income(5)	1.43%	0.59%	0.63%	1.77%	1.79%	1.64%
Portfolio Turnover Rate(6)	59%	83%	125%	41%	76%	25%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2022 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). As of December 31, 2022, the Trust is comprised of 26 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Alpha DNA Equity Sentiment ETF	SENT	February 2, 2021
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	DWEQ	December 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Micro Cap ETF	DWMC	July 10, 2018
AdvisorShares Dorsey Wright Short ETF	DWSH	July 10, 2018
AdvisorShares Drone Technology ETF	UAV	April 27, 2022
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares Insider Advantage ETF	SURE	August 24, 2022
AdvisorShares Let Bob AI Powered Momentum ETF	LETB	February 9, 2022
AdvisorShares Managed Bitcoin Strategy ETF	CRYP	April 27, 2022
AdvisorShares MSOS 2X Daily ETF	MSOX	August 24, 2022
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares North Square McKee Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares Poseidon Dynamic Cannabis ETF	PSDN	November 17, 2021
AdvisorShares Psychedelics ETF	PSIL	September 15, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Alpha DNA Equity Sentiment ETF (“Alpha DNA Equity Sentiment ETF”) seeks to provide long-term capital appreciation.

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (“Dorsey Wright Alpha Equal Weight ETF”) seeks to provide long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

1. Organization – (continued)

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Micro-Cap ETF (“Dorsey Wright Micro-Cap ETF”) seeks long term capital appreciation.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Drone Technology ETF (“Drone Technology ETF”) seeks long-term capital appreciation.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks to provide long-term capital appreciation.

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks long-term capital appreciation.

AdvisorShares Let Bob AI Powered Momentum ETF (“Let Bob AI Powered Momentum ETF”) seeks long-term capital appreciation.

AdvisorShares Managed Bitcoin Strategy ETF (“Managed Bitcoin Strategy ETF”) seeks long-term capital appreciation.

AdvisorShares MSOS 2X Daily ETF (“MSOS Daily 2X Daily ETF”) seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily total return of the US Cannabis ETF.

AdvisorShares Newfleet Multi-Sector Income ETF (“Newfleet Multi-Sector Income ETF”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates.

AdvisorShares North Square McKee Core Reserves ETF (“North Square McKee Core Reserves ETF”) seeks to preserve capital while maximizing income.

AdvisorShares Poseidon Dynamic Cannabis ETF (“Poseidon Dynamic Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks to provide long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

1. Organization – (continued)

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs, ETNs, and ETPs), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

Each Fund, except the Drone Technology ETF, Gerber Kawasaki ETF, Hotel ETF, Managed Bitcoin Strategy ETF, MSOS 2X Daily ETF, Poseidon Dynamic Cannabis ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF is a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).

For the period ended December 31, 2022, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of June 30, 2022	% of Fund Net Assets as of June 30, 2022	Reference location
Dorsey Wright FSM All Cap World ETF	Invesco S&P 500 Equal Weight ETF	$43,829,028	50.7%	https://www.invesco.com
	Invesco S&P 500 Pure Value ETF	42,421,666	49.1	https://www.invesco.com

Dorsey Wright FSM US Core ETF	Invesco S&P 500 Equal Weight ETF	39,316,231	49.8	https://www.invesco.com
	Invesco S&P 500 Low Volatility ETF	39,593,079	50.2	https://www.invesco.com

Managed Bitcoin Strategy ETF	ProShares Bitcoin Strategy ETF	77,943	42.6	https://www.proshares.com

Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	14,696,112	29.6	Contained within this report.

Q Dynamic Growth ETF	Invesco QQQ Trust Series 1	10,609,661	38.4	https://www.invesco.com
	Technology Select Sector SPDR Fund	8,408,162	30.4	https://www.ssga.com

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	14,948,041	39.4	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund.

Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

At December 31, 2022, the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which a Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statements of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2022 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on a Fund’s Schedules of Investments or Statements of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the Statements	Net Amounts Presented in the Statements	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	of Assets and (Liabilities)	of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Alpha DNA Equity Sentiment ETF
Securities Lending	$(1,266,386)	$-	$(1,266,386)	$1,266,386	(1)	$-	$-
Repurchase Agreements	1,266,386	-	1,266,386	1,266,386	(2)	-	-
Dorsey Wright ADR ETF
Securities Lending	(3,378,616)	-	(3,378,616)	3,378,616	(1)	-	-
Repurchase Agreements	3,378,616	-	3,378,616	3,378,616	(2)	-	-
Dorsey Wright Alpha Equal Weight ETF
Securities Lending	(426,303)	-	(426,303)	426,303	(1)	-	-
Repurchase Agreements	426,303	-	426,303	426,303	(2)	-	-
Dorsey Wright FSM All Cap World ETF
Securities Lending	(38,939,348)	-	(38,939,348)	38,939,348	(1)	-	-
Repurchase Agreements	38,939,348	-	38,939,348	38,939,348	(2)	-	-
Dorsey Wright FSM US Core ETF
Securities Lending	(28,837,648)	-	(28,837,648)	28,837,648	(1)	-	-
Repurchase Agreements	28,837,648	-	28,837,648	28,837,648	(2)	-	-
Dorsey Wright Micro-Cap ETF
Securities Lending	(106,212)	-	(106,212)	106,212	(1)	-	-
Repurchase Agreements	106,212	-	106,212	106,212	(2)	-	-
Drone Technology ETF
Securities Lending	(31,592)	-	(31,592)	31,592	(1)	-	-
Repurchase Agreements	31,592	-	31,592	31,592	(2)	-	-
Gerber Kawasaki ETF						-
Securities Lending	(296,724)	-	(296,724)	296,724	(1)	-	-
Repurchase Agreements	296,724	-	296,724	296,724	(2)		-
Insider Advantage ETF
Securities Lending	(382,941)	-	(382,941)	382,941	(1)	-	-
Repurchase Agreements	382,941	-	382,941	382,941	(2)	-	-
Managed Bitcoin Strategy ETF
Securities Lending	(38,882)	-	(38,882)	38,882	(1)	-	-
Repurchase Agreements	38,882	-	38,882	38,882	(2)	-	-
MSOS 2X Daily ETF
Swaps	361,406	-	361,406	-		-	361,406
Newfleet Multi-Sector Income ETF
Securities Lending	(334)	-	(334)	334	(1)	-	-
Repurchase Agreements	334	-	334	334	(2)	-	-
North Square McKee Core Reserves ETF
Securities Lending	(4,000)	-	(4,000)	4,000	(1)	-	-
Repurchase Agreements	4,000	-	4,000	4,000	(2)	-	-

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of		Gross Amounts Offset in the Statements	Net Amounts Presented in the Statements	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)		of Assets and (Liabilities)	of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Poseidon Dynamic Cannabis ETF
Securities Lending	$(62,599)		$-	$(62,599)	$62,599	(1)	$-	$-
Repurchase Agreements	62,599		-	62,599	62,599	(2)	-	-
Swaps	187,894		-	187,894	-		-	187,894
Psychedelics ETF
Securities Lending	(536,720	)(3)	-	(536,720)	536,720	(1)	-	-
Swaps	(102,451)		-	(102,451)	-		-	(102,451)
Pure Cannabis ETF
Securities Lending	(5,794,576)		-	(5,794,576)	5,794,576	(1)	-	-
Repurchase Agreements	5,794,576		-	5,794,576	5,794,576	(2)	-	-
Swaps	(24,006,401)		-	(24,006,401)	-		-	(24,006,401)
Pure US Cannabis ETF
Securities Lending	(200,123)		-	(200,123)	200,123	(1)	-	-
Repurchase Agreements	200,123		-	200,123	200,123	(2)	-	-
Swaps	(408,915,567)		-	(408,915,567)	-		-	(408,915,567)
Q Dynamic Growth ETF
Securities Lending	(973,129)		-	(973,129)	973,129	(1)	-	-
Repurchase Agreements	973,129		-	973,129	973,129	(2)	-	-
Restaurant ETF
Securities Lending	(120,008)		-	(120,008)	120,008	(1)	-	-
Repurchase Agreements	120,008		-	120,008	120,008	(2)	-	-
STAR Global Buy-Write ETF
Securities Lending	(6,444,546)		-	(6,444,546)	6,444,546	(1)	-	-
Repurchase Agreements	6,444,546		-	6,444,546	6,444,546	(2)	-	-
Vice ETF
Securities Lending	(342,775)		-	(342,775)	342,775	(1)	-	-
Repurchase Agreements	342,775		-	342,775	342,775	(2)	-	-

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.
(2)	Repurchase agreements are collateralized by U.S. government agency obligations in the event the other party to the repurchase agreement defaults on its obligation. Amounts may also include money market instruments.
(3)	Includes $536,720 of uninvested cash collateral.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the “Advisor”) pursuant to which the Advisor acts as the Fund’s investment advisor. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisors, if applicable. For its services, each Fund pays the Advisor an annual management fee, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Alpha DNA Equity Sentiment ETF	0.76%
Dorsey Wright ADR ETF	0.75%
Dorsey Wright Alpha Equal Weight ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Micro-CAP ETF	0.75%
Dorsey Wright Short ETF	0.75%
Drone Technology ETF	0.64%
Focused Equity ETF	0.75%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
Insider Advantage ETF	0.70%
Let Bob AI Powered Momentum ETF	0.70%
Managed Bitcoin Strategy ETF	0.90%
MSOS 2X Daily ETF	0.85%
Newfleet Multi-Sector Income ETF	0.50%
North Square McKee Core Reserves ETF	0.30%
Poseidon Dynamic Cannabis ETF	0.80%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60%
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	1.00%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Sub-Advisory Agreements

Each Fund’s investment sub-advisor, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

		Sub-Advisory
	Sub-Advisor	Fee Rate
Alpha DNA Equity Sentiment ETF	Alpha DNA Investment Management LLC	0.45%
Dorsey Wright ADR ETF	Dorsey, Wright & Associates, LLC	0.25%
Dorsey Wright Micro Cap ETF	Dorsey, Wright & Associates, LLC	0.25%
Dorsey Wright Short ETF	Dorsey, Wright & Associates, LLC	0.25%
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Managed Bitcoin ETF	Morgan Creek Capital Management, LLC	0.45%
Newfleet Multi-Sector Income ETF	Newfleet Asset Management, LLC	0.25%
North Square McKee Core Reserves ETF	CMS Advisors, LLC	0.12%
Poseidon Dynamic Cannabis ETF	Poseidon Investment Management, LLC	0.50%
Q Dynamic Growth ETF	ThinkBetter, LLC	0.65%*
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%**

*	The sub-advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the sub-adviser is paid when net performance is in line with a pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If a Fund outperforms the performance benchmark, the sub-adviser may receive an upward fee adjustment. If a Fund underperforms the performance benchmark, the sub-adviser may receive a downward fee adjustment. The performance fee adjustment is derived by comparing a Fund’s performance over a rolling twelve-month period to its performance benchmark, which is the S&P 500 Index for AdvisorShares Q Dynamic Growth ETF. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the sub-adviser’s annual sub-advisory fee may range from 0.40% to 0.60% of AdvisorShares Q Portfolio Blended Allocation ETF’s average daily net assets.
**	Effective October 1, 2022, the Fund’s sub-advisory fee was changed from 0.85% to 0.55% of the Fund’s daily net assets.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

period. If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if the current expense limitation is lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The expense limits in effect for each Fund during the period ended December 31, 2022 were as follows:

Fund:	Rate:
Alpha DNA Equity Sentiment ETF	1.35%
Dorsey Wright ADR ETF	1.10%
Dorsey Wright Alpha Equal Weight ETF	0.99%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Micro-Cap ETF	1.25%
Dorsey Wright Short ETF	1.25%
Drone Technology ETF	0.99%
Focused Equity ETF	0.65%-0.85	%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
Insider Advantage ETF	0.90%
Let Bob AI Powered Momentum ETF	0.99%
Managed Bitcoin Strategy ETF	1.49%
MSOS 2X Daily ETF	0.95%
Newfleet Multi-Sector Income ETF	0.75%
North Square McKee Core Reserves ETF	0.35%
Poseidon Dynamic Cannabis ETF	0.99%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Cannabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

The Advisor may recapture operating expenses waived and/or reimbursed within three years after the date on which such waiver or reimbursement occurred. The Funds must pay their ordinary operating expenses before the Advisor is permitted to recapture and must remain in compliance with any applicable expense limitation. All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured during the fiscal years indicated:

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Dorsey Wright ADR ETF	$12,898	$12,898	6/30/2025
Total	12,898	12,898

Dorsey Wright Alpha Equal Weight ETF	43,933	43,933	6/30/2025
Total	43,933	43,933

Dorsey Wright FSM All Cap World ETF	32,530	32,530	6/30/2025
Total	32,530	32,530

Dorsey Wright FSM US Core ETF	24,662	24,662	6/30/2025
Total	24,662	24,662

Dorsey Wright Micro Cap ETF	77,363	77,363	6/30/2023
	82,864	82,864	6/30/2024
	63,589	63,589	6/30/2025
Total	223,816	223,816

Dorsey Wright Short ETF	42,681	18,585	6/30/2024
Total	42,681	18,585

Drone Technology ETF	48,634	48,634	6/30/2025
Total	48,634	48,634

Focused Equity ETF	125,699	125,699	6/30/2023
	125,958	125,958	6/30/2024
	134,742	134,742	6/30/2025
Total	386,399	386,399

Gerber Kawasaki ETF	110,127	110,127	6/30/2025
Total	110,127	110,127

Hotel ETF	47,304	47,304	6/30/2024
	29,775	29,775	6/30/2025
Total	77,079	77,079

Insider Advantage ETF	91,372	91,372	6/30/2023
	67,609	67,609	6/30/2024
	31,171	31,171	6/30/2025
Total	190,152	190,152

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Let Bob AI Powered Momentum ETF	$42,558	$42,558	6/30/2025
Total	42,558	42,558

Managed Bitcoin Strategy ETF	126,899	126,899	6/30/2025
Total	126,899	126,899

Newfleet Multi-Sector Income ETF	50,459	50,459	6/30/2023
	21,007	21,007	6/30/2024
	13,998	13,998	6/30/2025
Total	85,464	85,464

North Square McKee Core Reserves ETF	165,567	165,567	6/30/2023
	158,115	158,115	6/30/2024
	115,396	115,396	6/30/2025
Total	439,078	439,078

Poseidon Dynamic Cannabis ETF	65,585	65,585	6/30/2025
Total	65,585	65,585

Psychedelics ETF	94,175	94,175	6/30/2025
Total	94,175	94,175

Pure Cannabis ETF	114,084	114,084	6/30/2023
	318,586	283,232	6/30/2025
Total	432,670	397,316

Pure US Cannabis ETF	16,091	-	6/30/2024
	301,514	291,422	6/30/2025
Total	317,605	291,422

Q Dynamic Growth ETF	3,158	3,158	6/30/2025
Total	3,158	3,158

Restaurant ETF	47,820	47,820	6/30/2024
	47,970	47,970	6/30/2025
Total	95,790	95,790

STAR Global Buy-Write ETF	49,370	36,534	6/30/2023
	78,833	78,833	6/30/2024
	3,755	3,755	6/30/2025
Total	131,958	119,122

Vice ETF	79,289	79,289	6/30/2023
	83,764	83,764	6/30/2024
	73,954	73,954	6/30/2025
Total	237,007	237,007

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At December 31, 2022, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk
Alpha DNA Equity Sentiment ETF	Investments, at Market Value(1)	$1,118,234
MSOS 2X Daily ETF	Unrealized Appreciation on OTC Swap Contracts	361,406
Poseidon Dynamic Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	188,193
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	20,889,167

Fund:	Liability Derivatives:	Equity Risk
Poseidon Dynamic Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	$(299)
Psychedelics ETF	Unrealized Depreciation on OTC Swap Contracts	(102,451)
Pure Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	(24,006,401)
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	(429,804,734)
STAR Global Buy-Write ETF	Options Written, at value	(28,552)

(1)	Purchased options are included in Investments, at Market Value.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

6. Derivative Instruments – (continued)

Transactions in derivative instruments during the period ended December 31, 2022, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk
Alpha DNA Equity Sentiment ETF	Options Written	$(60)
MSOS 2X Daily ETF	Swaps	(8,728,274)
Poseidon Dynamic Cannabis ETF	Swaps	(1,985,666)
Psychedelics ETF	Swaps	(460,147)
Pure Cannabis ETF	Swaps	(65,702)
Pure US Cannabis ETF	Swaps	(231,443,035)
STAR Global Buy-Write ETF	Options Written	(62,774)

Fund:	Change in Unrealized Gain (Loss):	Equity Risk
Alpha DNA Equity Sentiment ETF	Purchased Options	$(548,044)
MSOS 2X Daily ETF	Swaps	361,406
Poseidon Dynamic Cannabis ETF	Swaps	199,456
Psychedelics ETF	Swaps	390,703
Pure Cannabis ETF	Swaps	(2,183,527)
Pure US Cannabis ETF	Swaps	(21,612,965)
STAR Global Buy-Write ETF	Options Written	(14,554)

For the period ended December 31, 2022, the average volume of the derivatives opened by the Funds was as follows:

	Alpha DNA Equity Sentiment ETF	MSOS 2X Daily ETF	Poseidon Dynamic Cannabis ETF	Psychedelics ETF	Pure Cannabis ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$-	$230,281	$49,646	$3,333	$1,084,736	$1,356,820	$-
Purchased Options Contracts	665,723	-	-	-	-	-	-
Written Options Contracts	-	-	-	-	-	-	40,867

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2020 − 2022), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

7. Federal Income Tax – (continued)

As of June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2022, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Alpha DNA Equity Sentiment ETF	$57,410,758	$490,899	$(7,092,220)	$(6,601,321)	$-
Dorsey Wright ADR ETF	52,611,361	3,330,740	(4,815,174)	(1,484,434)	-
Dorsey Wright Alpha Equal Weight ETF	44,480,349	548,951	(2,311,871)	(1,762,920)	-
Dorsey Wright FSM All Cap World ETF	90,962,947	-	(6,682,230)	(6,682,230)	-
Dorsey Wright FSM US Core ETF	117,162,039	-	(7,057,360)	(7,057,360)	-
Dorsey Wright Micro-Cap ETF	8,003,388	664,238	(982,648)	(318,410)	-
Dorsey Wright Short ETF	47,718,258	531,541	(656,521)	(124,980)	11,374,038
Drone Technology ETF	662,346	4,387	(82,159)	(77,772)	-
Focused Equity ETF	26,328,257	4,542,585	(2,749,995)	1,792,590	-
Gerber Kawasaki ETF	23,427,204	75,332	(6,246,554)	(6,171,222)	-
Hotel ETF	7,823,226	104,504	(1,825,789)	(1,721,285)	-
Insider Advantage ETF	45,634,377	5,914,250	(5,172,202)	742,048	-
Let Bob AI Powered Momentum ETF	24,259,178	19,676	(110,069)	(90,393)	-
Managed Bitcoin Strategy ETF	668,231	-	(168,347)	(168,347)	-
Newfleet Multi-Sector Income ETF	89,226,838	7,008	(5,195,617)	(5,188,609)	-
North Square McKee Core Reserves ETF	36,510,860	5,980	(364,808)	(358,828)	-
Poseidon Dynamic Cannabis ETF	6,867,769	4,330,636	(4,467,425)	(136,789)	(11,562)
Psychedelics ETF	13,684,847	498,553	(7,991,487)	(7,492,934)	(493,154)
Pure Cannabis ETF	241,841,786	22,041,620	(187,699,846)	(165,658,226)	(21,823,749)
Pure US Cannabis ETF	661,527,575	1,025,319,476	(1,205,974,578)	(180,655,102)	(387,302,601)
Q Dynamic Growth ETF	50,581,792	-	(10,252,634)	(10,252,634)	-
Ranger Equity Bear ETF	143,412,041	10,675,878	(11,259,149)	(583,271)	8,628,682
Restaurant ETF	3,527,721	90,434	(676,028)	(585,594)	-
STAR Global Buy-Write ETF	43,424,792	931,838	(5,418,980)	(4,487,142)	28,149
Vice ETF	9,608,147	700,166	(1,590,090)	(889,924)	-

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

7. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2022 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post- October Loss	Long-Term Capital Post-October Loss
Alpha DNA Equity Sentiment ETF	$-	$-	$-
Dorsey Wright ADR ETF	-	-	-
Dorsey Wright Alpha Equal Weight ETF	-	-	-
Dorsey Wright FSM All Cap World ETF	-	-	-
Dorsey Wright FSM US Core ETF	-	-	-
Dorsey Wright Micro-Cap ETF	-	-
Dorsey Wright Short ETF	283,220	-	-
Drone Technology ETF	2,476	-	-
Focused Equity ETF	-	-	-
Gerber Kawasaki ETF	-	-	-
Hotel ETF	-	-	-
Insider Advantage ETF	-	-	-
Let Bob AI Powered Momentum ETF	38,365	-	-
Managed Bitcoin Strategy ETF	-	-	-
Newfleet Multi-Sector Income ETF	-	-	-
North Square McKee Core Reserves ETF	-	-	-
Poseidon Dynamic Cannabis ETF	99,151	-	-
Psychedelics ETF	-	-	-
Pure Cannabis ETF	-	-	-
Pure US Cannabis ETF	6,536,522	-	-
Q Dynamic Growth ETF	246,331	-	-
Ranger Equity Bear ETF	1,134,889	-	-
Restaurant ETF	-	-	-
STAR Global Buy-Write ETF	-	-	-
Vice ETF	-	-	-

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Alpha DNA Equity Sentiment ETF	$14,425,150	$555,746	$14,980,896
Dorsey Wright ADR ETF	50,757,373	-	50,757,373
Dorsey Wright Alpha Equal Weight ETF	19,783,574	-	19,783,574
Dorsey Wright FSM All Cap World ETF	18,208,687	-	18,208,687
Dorsey Wright FSM US Core ETF	1,462,924	-	1,462,924
Dorsey Wright Micro-Cap ETF	2,057,755	-	2,057,755
Dorsey Wright Short ETF	88,638,060	139,071	88,777,131
Drone Technology ETF	-	-	-
Focused Equity ETF	38,582	404,532	443,114
Gerber Kawasaki ETF	3,730,577	4,409	3,734,986
Hotel ETF	264,886	-	264,886
Insider Advantage ETF	23,503,336	-	23,503,336
Let Bob AI Powered Momentum ETF	1,625,071	-	1,625,071
Managed Bitcoin Strategy ETF	-	-	-
Newfleet Multi-Sector Income ETF	2,491,383	6,095,705	8,587,088
North Square McKee Core Reserves ETF	1,037,376	-	1,037,376
Poseidon Dynamic Cannabis ETF	8,641,397	-	8,641,397
Psychedelics ETF	488,128	-	488,128
Pure Cannabis ETF	34,438,177	20,329,792	54,767,969
Pure US Cannabis ETF	674,182,150	5,686,558	679,868,708
Q Dynamic Growth ETF	4,968,218	46,709	5,014,927
Ranger Equity Bear ETF	340,961,488	564,348	341,525,836
Restaurant ETF	758,938	49,397	808,335
STAR Global Buy-Write ETF	-	-	-
Vice ETF	433,769	-	433,769

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2022:

Fund	Utilized Amount
Alpha DNA Equity Sentiment ETF	$-
Dorsey Wright ADR ETF	-
Dorsey Wright Alpha Equal Weight ETF	-
Dorsey Wright FSM All Cap World ETF	-
Dorsey Wright FSM US Core ETF	-
Dorsey Wright Micro Cap ETF	-
Dorsey Wright Short ETF	-
Drone Technology ETF	-
Focused Equity ETF	3,730
Gerber Kawasaki ETF	-
Hotel ETF	-

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

7. Federal Income Tax – (continued)

Fund	Utilized Amount
Insider Advantage ETF	$4,875,911
Let Bob AI Powered Momentum ETF	-
Managed Bitcoin Strategy ETF	-
Newfleet Multi-Sector Income ETF	-
North Square McKee Core Reserves ETF	26,678
Poseidon Dynamic Cannabis ETF	-
Psychedelics ETF	-
Pure Cannabis ETF	-
Pure US Cannabis ETF	-
Q Dynamic Growth ETF	-
Ranger Equity Bear ETF	27,747,068
Restaurant ETF	-
STAR Global Buy-Write ETF	-
Vice ETF	-

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2022 were as follows:

	Purchases			Sales
		U.S.			U.S.
Fund	Long Term	Government	In-Kind	Long Term	Government	In-Kind
Alpha DNA Equity Sentiment ETF	$120,969,258	$-	$-	$121,668,143	$-	$10,262,673
Dorsey Wright ADR ETF	17,832,370	-	-	17,787,557	-	7,662,388
Dorsey Wright Alpha Equal Weight ETF	85,976,871	-	1,596,799	72,889,553	-	4,836,395
Dorsey Wright FSM All Cap World ETF	49,843,950	-	10,722,009	49,106,641	-	10,283,813
Dorsey Wright FSM US Core ETF	423,307	-	842,359	443,540	-	4,761,663
Dorsey Wright Micro Cap ETF	3,393,542	-	165,841	3,334,927	-	2,905,833
Dorsey Wright Short ETF	-	-	-	-	-	-
Drone Technology ETF	172,928	-	100,931	109,295	-	221,583
Focused Equity ETF	7,210,135	-	8,015,736	7,279,639	-	6,878,190
Gerber Kawasaki ETF	3,249,074	-	2,168,658	3,239,033	-	2,588,001
Hotel ETF	3,089,866	-	-	3,394,692	-	1,597,265
Insider Advantage ETF	78,928,118	-	28,388,864	76,422,864	-	36,334,900
Let Bob AI Powered Momentum ETF	6,977,108	-	22,765	8,971,022	-	-
Managed Bitcoin Strategy ETF	-	-	34,339	144,845	-	364,088
MSOS 2x Daily ETF	-	-	-	-	-	-
Newfleet Multi-Sector Income ETF	3,697,148	3,567,882	-	57,907,177	5,537,389	-
North Square McKee Core Reserves ETF	13,037,559	2,872,789	-	14,342,150	1,376,464	-
Poseidon Dynamic Cannabis ETF	753,400	-	251,904	967,004	-	-
Psychedelics ETF	3,458,682	-	2,709,104	2,608,031	-	-
Pure Cannabis ETF	10,999,786	-	427,677	8,412,230	-	-
Pure US Cannabis ETF	2,988,017	-	4,542,803	27,763,803	-	2,113,721
Q Dynamic Growth ETF	8,697,190	-	1,609,651	8,393,581	-	13,175,895
Ranger Equity Bear ETF	-	-	-	-	-	-
Restaurant ETF	1,523,443	-	-	1,110,729	-	443,190
STAR Global Buy-Write ETF	7,574,195	-	842,113	7,670,927	-	-
Vice ETF	5,127,894	-	-	4,900,781	-	727,625

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as the COVID-19 pandemic, or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

New Fund Risk

Some of the Funds are new funds. There can be no assurance that a new Fund will grow to or maintain an economically viable size, and, if not, it could ultimately liquidate.

Trading Risk

Shares of each Fund may trade above or below their NAV. The trading price of a Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of a Fund’s Exchange, make trading in shares inadvisable.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

Bitcoin Strategy Risk

The AdvisorShares Managed Bitcoin Strategy ETF, primarily through Bitcoin ETFs and/or its Subsidiary, invests in Bitcoin Futures. The Fund does not invest directly in or hold bitcoin. The price of Bitcoin Futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. Furthermore, if the Fund’s ability to obtain exposure to Bitcoin Futures consistent with its investment objective is disrupted for any reason, including, for example, limited liquidity in the Bitcoin Futures market, a disruption to the Bitcoin Futures market, or as a result of margin requirements or position limits imposed by futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2022 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

objective. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures will cause the Fund’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Volatility in the Bitcoin Futures market, particularly during times outside of the Fund’s trading hours, could cause the trading prices of the Fund’s shares to deviate significantly from NAV.

Drone Companies Risk

Drone companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress, and government regulation. Securities of drone companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. These companies may face intense competition and potentially rapid product obsolescence. In addition, drone companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. As a result, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Drone companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Legal and regulatory changes may have an impact on a drone company’s products or services. In addition, drone companies may also be subject to increasing regulatory constraints that may limit the sale or use of a company’s products, including the need to obtain regulatory approvals from certain government agencies. Drone companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, AdvisorShares Trust (the “Trust”), on behalf of its series (the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk based on factors specific to the circumstances of the Funds. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining shareholders’ interests. The Board of Trustees of the Trust appointed AdvisorShares Investments, LLC, the Funds’ investment adviser, as the administrator of the Program (the “Program Administrator”).

At the Board’s August 2022 meeting, the Trustees reviewed a written report provided by the Program Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period July 1, 2021 through June 30, 2022. The report did not reflect that any material changes had been made to the Program since its implementation. The report noted that the Program utilizes analysis from a third-party liquidity metrics service provider to assist in liquidity classification, calculation, and monitoring. The Program Administrator concluded in the report that the Program has been adequately designed and effectively implemented to meet the requirements of Rule 22e-4 and the Funds’ liquidity needs.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Sub-Advisory Agreements for the AdvisorShares Alpha DNA Equity Sentiment ETF, AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, AdvisorShares Dorsey Wright Short ETF, AdvisorShares Ranger Equity Bear ETF, and AdvisorShares Q Dynamic Growth ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 24, 2022 and December 7, 2022, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Alpha DNA Investment Management LLC, on behalf of the AdvisorShares Alpha DNA Equity Sentiment ETF, (2) Dorsey, Wright & Associates, LLC, on behalf of the AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, and AdvisorShares Dorsey Wright Short ETF, (3) Ranger Alternative Management L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF, and (4) ThinkBetter, on behalf of the AdvisorShares Q Dynamic Growth ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements and decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by each Sub-Advisor; (ii) the performance of each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to each Sub-Advisor. The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of each Sub-Advisory Agreements in light of the materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the renewal of the Sub-Advisory Agreements. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Advisors, including those individuals responsible for portfolio management. The Board also considered the Sub-Advisors’ operational capabilities and resources and their experience in managing investment portfolios. The most recent Form ADV for each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning its compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that each Fund is actively managed and that it receives regular reports regarding each Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund(s).

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to each Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fee waived and/or expenses reimbursed by each Sub-Advisor over the period, as applicable, the costs and other expenses incurred by each Sub-Advisor in providing the services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fee appeared to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by a Sub-Advisor and whether a Sub-Advisor’s fee includes breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund(s); and (iii) agreed to renew each Sub-Advisory Agreement for another year.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Approval of New Sub-Advisory Agreement for AdvisorShares Ranger Equity Bear ETF

On August 25, 2022, Ranger Alternative Management L.P. (“Ranger”), the investment sub-adviser to the AdvisorShares Ranger Equity Bear ETF (the “Fund”), concluded an ownership restructuring that constituted a change in control of Ranger thereby causing an assignment of the existing sub-advisory agreement between the Advisor and Ranger with respect to the Fund and the agreement’s automatic termination under the 1940 Act. Accordingly, in addition to considering the renewal of the existing sub-advisory agreement at its August 24, 2022 meeting, the Board, including the Independent Trustees, considered the approval of a new sub-advisory agreement between the Advisor and Ranger with respect to the Fund (the “New Sub-Advisory Agreement”), noting that the New Sub-Advisory Agreement contained substantially the same terms as the existing sub-advisory agreement including the rate of compensation.

In considering whether to approve the New Sub-Advisory Agreement, the Board noted that its annual comprehensive review of Ranger was being conducted at the meeting and that it also received specific information relating to the change in control. The Board reviewed and discussed the information and analysis provided by Ranger and considered the approval of the New Sub-Advisory Agreement in light of the information it received relating to the renewal and the change in control. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of the Services. In considering the nature, extent and quality of the services provided by Ranger, the Board reviewed the portfolio management services provided to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of Ranger, including those individuals responsible for portfolio management. The Board also considered Ranger’s operational capabilities and resources and its experience in managing investment portfolios. The most recent Form ADV for Ranger was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about Ranger’s business, services, and compensation as well as the expected change in control. The Board considered Ranger’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning its compliance function, operational capabilities, and portfolio management team. Based on its review, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by Ranger.

Performance of the Fund. The Board was provided with information regarding the Fund’s performance for various periods, as well as comparative performance information. Ranger provided information regarding factors impacting the performance of the Fund, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that the Fund is actively managed and that it receives regular reports regarding the Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that Ranger had been able to achieve for the Fund.

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to the Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to Ranger, the costs and other expenses incurred by Ranger, and the profitability analysis with respect to the Fund. The Board noted that the proposed fee under the New Sub-Advisory Agreement is the same as the sub-advisory fee paid to Ranger under the existing sub-advisory agreement. The Board also reviewed information comparing the Fund’s advisory fee to the advisory fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for the Fund that the sub-advisory fee appeared to be reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale were realized for the Fund. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for the Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Ancillary Benefits. The Board noted the potential benefits to be received by Ranger as a result of its relationship with the Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee, are fair and reasonable in light of the services to be provided to the Fund and approved the New Sub-Advisory Agreement for an initial term of two years.

Approval of the Advisory Agreement for AdvisorShares MSOS 2x Daily ETF

At a meeting held on May 17, 2022, the Board, including the Independent Trustees, considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor with respect to the AdvisorShares MSOS 2x Daily ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that its annual comprehensive review of the Advisor with respect to those series also was being conducted at the meeting.

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, requested, received, and evaluated materials from the Advisor about the services proposed to be provided thereunder including information about the key features of the Fund and related matters. The Board also reviewed information regarding the proposed investment advisory fee rate and other matters that it considered relevant to its consideration and approval of the Advisory Agreement.

In considering the Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Board reviewed the services to be provided by the Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including implementing the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment adviser to the Fund, including the oversight of service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management, the Advisor’s operational capabilities and resources, and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Fund by the Advisor.

Performance. In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the resources necessary to perform its obligations under the Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor from its relationship with the Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds and

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to the Advisor appeared to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for the Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor as a result of its relationship with the Fund (other than the advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

Approval of the Amended Advisory Agreement and Amended Sub-Advisory Agreement for the AdvisorShares STAR Global Buy-Write ETF

At a meeting held on September 12, 2022, the Board, including the Independent Trustees, considered the approval of (a) an amended investment advisory agreement (the “Advisory Agreement”) between the Advisor and the Trust, on behalf of the AdvisorShares STAR Global Buy-Write ETF (the “Fund”), and (b) an amended sub-advisory agreement (together with the Advisory Agreement, the “Amended Agreements”) between the Advisor and CreativeOne Wealth, LLC (formerly, ChangePath, LLC) (the “Sub-Advisor”) with respect to portfolio management services for the Fund. The Board noted that the Amended Agreements reflected reduced advisory or sub-advisory fees, as applicable, but otherwise contained the same terms as the applicable currently effective agreement.

In considering whether to approve the Amended Agreements, the Board noted that it had conducted a comprehensive review of the Advisor at its May 2022 quarterly meeting and of the Sub-Advisor at its February 2022 quarterly meeting in connection with its consideration of the most recent annual renewal of each one’s currently effective agreement. The Board also reviewed and discussed additional information and analysis provided by the Advisor in connection with the proposed reduction in advisory and sub-advisory fees. The Board considered the approval of the Amended Agreements in light of the information it received at its current and prior meetings. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by the Advisor and Sub-Advisor, the Board reviewed the services provided to the Fund by the Advisor and Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services, such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Fund. The Trustees reviewed the extensive responsibilities that the Advisor has as investment adviser to the

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Fund, including the oversight of the activities and operations of the Sub-Advisor and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The most recent Form ADV for the Advisor and Sub-Advisor had been provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. The Board considered the Advisor’s representation that the fee reductions would not result in a change to the services provided to the Fund by the Advisor or Sub-Advisor. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor and Sub-Advisor.

Performance of the Fund. The Board had been provided with information regarding the Fund’s performance for various periods, as well as comparative performance information. The Advisor and Sub-Advisor provided information regarding factors impacting the performance of the Fund, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that the Fund is actively managed and that it receives regular reports regarding the Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that the Advisor and Sub-Advisor had been able to achieve for the Fund.

Cost of Services and Profitability. In considering whether the advisory and sub-advisory fees payable with respect to the Fund are reasonable, the Board reviewed the advisory fee paid by the Fund to the Advisor, the sub-advisory fee paid by the Advisor to the Sub-Advisor, the fees waived and/or expenses reimbursed by the Advisor and Sub-Advisor over the period, the costs and other expenses incurred by the Advisor and Sub-Advisor in providing advisory services, and the Advisor’s and Sub-Advisor’s profitability analysis with respect to the Fund. In discussing the fee arrangements between the Advisor and Sub-Advisor, the Board noted that the Advisor pays the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also reviewed information comparing the Fund’s fee to the fee paid by comparable funds. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Fund. Based on its review, in the context of its full deliberations, the Board concluded for the Fund that the advisory and sub-advisory fees appeared to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for the Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Advisor and Sub-Advisor and whether the Advisor’s and/or Sub-Advisor’s fees include breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for the Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor and Sub-Advisor as a result of its relationship with the Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Amended Agreement is fair and reasonable; (ii) concluded that the Advisor’s fee is reasonable in light of the services that it provides to the Fund; (iii) concluded that the Sub-Advisor’s fee is reasonable in light of the services that it provides to the Fund; and (iv) agreed to approve each Amended Agreement.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC	Foreside Fund Services, LLC
4800 Montgomery Lane, Suite 150	Three Canal Plaza, Suite 100
Bethesda, MD 20814	Portland, ME 04101

Sub-Advisors	Custodian/Fund Administrator/Transfer Agent

Alpha DNA Investment Management LLC	The Bank of New York Mellon
8860 Columbia 100 Parkway, Suite 301	240 Greenwich Street
Columbia, MD 21045	New York, NY 10286

CMS Advisors, LLC	Legal Counsel
420 Fort Duquesne Boulevard
Pittsburgh, PA 15222	Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
CreativeOne Wealth, LLC	Washington, D.C. 20004
6330 Sprint Parkway, Suite 400
Overland Park, KS 66211	Independent Registered Public Accounting Firm

Dorsey, Wright & Associates, LLC	Tait, Weller & Baker LLP
3300 W. Leigh Street	50 South 16th Street, Suite 2900
Richmond, VA 23230	Philadelphia, PA 19102

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, CA 90405

Morgan Creek Capital Management, LLC
301 W. Barbee Chapel Road, Suite 200 Chapel Hill, NC 27517

Newfleet Asset Management, LLC
1 Financial Plaza
Hartford, CT 06103

Poseidon Investment Management, LLC
330 Fell Street, Suite 200
San Francisco, CA 94102

Ranger Alternative Management, L.P.
2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

ThinkBetter, LLC
1549 Ringling Boulevard, Suite 510
Sarasota, FL 34236

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 3, 2023

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	March 3, 2023

*	Print the name and title of each signing officer under his or her signature.